UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio
VIP Equity-Income Portfolio
VIP Growth Portfolio
VIP Growth & Income Portfolio
VIP Growth Opportunities Portfolio
VIP Index 500 Portfolio
VIP Mid Cap Portfolio
VIP Overseas Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses
VIP Contrafund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP Equity-Income	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP Growth	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP Growth & Income	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP Growth Opportunities	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP Index 500	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP Mid Cap	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP Overseas	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period * January 1, 2006 to June 30, 2006
VIP Contrafund
Initial Class
Actual	$ 1,000.00	$ 1,040.40	$ 3.34
HypotheticalA	$ 1,000.00	$ 1,021.52	$ 3.31
Service Class
Actual	$ 1,000.00	$ 1,040.00	$ 3.84
HypotheticalA	$ 1,000.00	$ 1,021.03	$ 3.81
Service Class 2
Actual	$ 1,000.00	$ 1,039.10	$ 4.60
HypotheticalA	$ 1,000.00	$ 1,020.28	$ 4.56
Service Class 2R
Actual	$ 1,000.00	$ 1,039.20	$ 4.60
HypotheticalA	$ 1,000.00	$ 1,020.28	$ 4.56
Investor Class
Actual	$ 1,000.00	$ 1,039.90	$ 4.00
HypotheticalA	$ 1,000.00	$ 1,020.88	$ 3.96
VIP Equity-Income
Initial Class
Actual	$ 1,000.00	$ 1,051.20	$ 2.85
HypotheticalA	$ 1,000.00	$ 1,022.02	$ 2.81
Service Class
Actual	$ 1,000.00	$ 1,050.70	$ 3.36
HypotheticalA	$ 1,000.00	$ 1,021.52	$ 3.31
Service Class 2
Actual	$ 1,000.00	$ 1,050.00	$ 4.12
HypotheticalA	$ 1,000.00	$ 1,020.78	$ 4.06
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period * January 1, 2006 to June 30, 2006
VIP Equity-Income - continued
Service Class 2R
Actual	$ 1,000.00	$ 1,049.90	$ 4.12
HypotheticalA	$ 1,000.00	$ 1,020.78	$ 4.06
Investor Class
Actual	$ 1,000.00	$ 1,050.50	$ 3.51
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.46
VIP Growth
Initial Class
Actual	$ 1,000.00	$ 1,000.00	$ 3.27
HypotheticalA	$ 1,000.00	$ 1,021.52	$ 3.31
Service Class
Actual	$ 1,000.00	$ 999.50	$ 3.77
HypotheticalA	$ 1,000.00	$ 1,021.03	$ 3.81
Service Class 2
Actual	$ 1,000.00	$ 998.90	$ 4.56
HypotheticalA	$ 1,000.00	$ 1,020.23	$ 4.61
Service Class 2R
Actual	$ 1,000.00	$ 998.80	$ 4.51
HypotheticalA	$ 1,000.00	$ 1,020.28	$ 4.56
Investor Class
Actual	$ 1,000.00	$ 999.20	$ 3.92
HypotheticalA	$ 1,000.00	$ 1,020.88	$ 3.96
VIP Growth & Income
Initial Class
Actual	$ 1,000.00	$ 1,017.30	$ 2.90
HypotheticalA	$ 1,000.00	$ 1,021.92	$ 2.91
Service Class
Actual	$ 1,000.00	$ 1,015.80	$ 3.40
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.41
Service Class 2
Actual	$ 1,000.00	$ 1,015.40	$ 4.15
HypotheticalA	$ 1,000.00	$ 1,020.68	$ 4.16
Investor Class
Actual	$ 1,000.00	$ 1,015.70	$ 3.65
HypotheticalA	$ 1,000.00	$ 1,021.17	$ 3.66
VIP Growth Opportunities
Initial Class
Actual	$ 1,000.00	$ 957.00	$ 3.40
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Service Class
Actual	$ 1,000.00	$ 956.10	$ 3.88
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2
Actual	$ 1,000.00	$ 955.60	$ 4.65
HypotheticalA	$ 1,000.00	$ 1,020.03	$ 4.81
Investor Class
Actual	$ 1,000.00	$ 956.10	$ 4.12
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26
VIP Index 500
Initial Class
Actual	$ 1,000.00	$ 1,026.90	$ .50
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50
Service Class
Actual	$ 1,000.00	$ 1,026.40	$ 1.00
HypotheticalA	$ 1,000.00	$ 1,023.80	$ 1.00
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period * January 1, 2006 to June 30, 2006
VIP Index 500 - continued
Service Class 2
Actual	$ 1,000.00	$ 1,025.60	$ 1.76
HypotheticalA	$ 1,000.00	$ 1,023.06	$ 1.76
VIP Mid Cap
Initial Class
Actual	$ 1,000.00	$ 1,067.70	$ 3.49
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.41
Service Class
Actual	$ 1,000.00	$ 1,067.30	$ 4.00
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2
Actual	$ 1,000.00	$ 1,066.30	$ 4.76
HypotheticalA	$ 1,000.00	$ 1,020.18	$ 4.66
Investor Class
Actual	$ 1,000.00	$ 1,067.20	$ 4.10
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01
VIP Overseas
Initial Class
Actual	$ 1,000.00	$ 1,054.70	$ 4.43
HypotheticalA	$ 1,000.00	$ 1,020.48	$ 4.36
Service Class
Actual	$ 1,000.00	$ 1,053.90	$ 4.94
HypotheticalA	$ 1,000.00	$ 1,019.98	$ 4.86
Service Class 2
Actual	$ 1,000.00	$ 1,053.30	$ 5.70
HypotheticalA	$ 1,000.00	$ 1,019.24	$ 5.61
Initial Class R
Actual	$ 1,000.00	$ 1,054.40	$ 4.43
HypotheticalA	$ 1,000.00	$ 1,020.48	$ 4.36
Service Class R
Actual	$ 1,000.00	$ 1,053.80	$ 4.94
HypotheticalA	$ 1,000.00	$ 1,019.98	$ 4.86
Service Class 2R
Actual	$ 1,000.00	$ 1,053.40	$ 5.70
HypotheticalA	$ 1,000.00	$ 1,019.24	$ 5.61
Investor Class R
Actual	$ 1,000.00	$ 1,053.70	$ 5.09
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Annualized Expense Ratio
VIP Contrafund
Initial Class	.66%
Service Class	.76%
Service Class 2.91%
Service Class 2R	.91%
Investor Class	.79%
VIP Equity-Income
Initial Class	.56%
Service Class	.66%
Service Class 2.81%
Service Class 2R	.81%
Investor Class	.69%
Annualized Expense Ratio
VIP Growth
Initial Class	.66%
Service Class	.76%
Service Class 2.92%
Service Class 2R	.91%
Investor Class	.79%
VIP Growth & Income
Initial Class	.58%
Service Class	.68%
Service Class 2.83%
Investor Class	.73%
VIP Growth Opportunities
Initial Class	.70%
Service Class	.80%
Service Class 2.96%
Investor Class	.85%
VIP Index 500
Initial Class	.10%
Service Class	.20%
Service Class 2.35%
VIP Mid Cap
Initial Class	.68%
Service Class	.78%
Service Class 2.93%
Investor Class	.80%
VIP Overseas
Initial Class	.87%
Service Class	.97%
Service Class 2	1.12%
Initial Class R	.87%
Service Class R	.97%
Service Class 2R	1.12%
Investor Class R	1.00%

Semiannual Report

VIP Contrafund Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	3.7	3.4
Genentech, Inc.	2.4	2.9
Berkshire Hathaway, Inc. Class A	2.3	2.2
EnCana Corp.	2.2	2.6
Schlumberger Ltd. (NY Shares)	1.7	1.1
Procter & Gamble Co.	1.6	1.5
Wells Fargo & Co.	1.6	0.8
America Movil SA de CV Series L sponsored ADR	1.5	1.4
Hewlett-Packard Co.	1.5	0.7
Valero Energy Corp.	1.4	1.2
	19.9
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	16.7
Information Technology	17.1	17.9
Energy	11.4	11.9
Health Care	9.9	14.3
Industrials	8.9	8.0
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stocks 90.3%		Stocks 91.6%
	Bonds 0.0%		Bonds 0.2%
	Short-Term Investments and Net Other Assets 9.7%		Short-Term Investments and Net Other Assets 8.2%
*	Foreign investment 26.6%	*	* Foreign investments 26.3%

Semiannual Report

VIP Contrafund Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.0%
LKQ Corp. (a)	21,600	$ 410,400
Automobiles - 0.8%
General Motors Corp. (d)	548,600	16,342,794
Harley-Davidson, Inc.	119,500	6,559,355
Honda Motor Co. Ltd.	385,400	12,263,428
Hyundai Motor Co.	21,100	1,792,621
Renault SA	59,900	6,436,423
Toyota Motor Corp.	2,044,800	106,932,817
		150,327,438
Distributors - 0.0%
Li & Fung Ltd.	4,444,000	8,983,847
Diversified Consumer Services - 0.0%
Laureate Education, Inc. (a)	35,300	1,504,839
Hotels, Restaurants & Leisure - 2.1%
Ambassadors Group, Inc.	556,599	16,074,579
Aristocrat Leisure Ltd. (d)	2,561,409	24,517,223
Chipotle Mexican Grill, Inc. Class A	309,050	18,836,598
Gaylord Entertainment Co. (a)	52,827	2,305,370
International Game Technology	280,600	10,645,964
Kerzner International Ltd. (a)	119,900	9,505,672
Las Vegas Sands Corp. (a)	864,900	67,341,114
Panera Bread Co. Class A (a)	943,036	63,409,741
Penn National Gaming, Inc. (a)	308,617	11,968,167
Starbucks Corp. (a)	1,646,500	62,171,840
Station Casinos, Inc.	673,100	45,824,648
Tim Hortons, Inc. (d)	368,400	9,486,300
William Hill PLC	1,906,742	22,094,241
Wynn Resorts Ltd. (a)	264,480	19,386,384
		383,567,841
Household Durables - 0.6%
Garmin Ltd.	378,444	39,903,135
KB Home	110,700	5,075,595
Matsushita Electric Industrial Co. Ltd.	1,127,900	23,832,527
Sharp Corp.	768,000	12,134,971
Sony Corp.	446,500	19,663,860
Whirlpool Corp.	49,700	4,107,705
		104,717,793
Internet & Catalog Retail - 0.2%
Coldwater Creek, Inc. (a)	213,777	5,720,673
Expedia, Inc. (a)	366,500	5,486,505
Liberty Media Holding Corp. - Interactive Series A (a)	552,483	9,535,857
Submarino SA	219,500	4,408,445
VistaPrint Ltd.	299,800	8,016,652
		33,168,132
Leisure Equipment & Products - 0.0%
Aruze Corp.	55,400	1,205,558
Media - 1.6%
Focus Media Holding Ltd. ADR	179,970	11,726,845

	Shares	Value (Note 1)
Live Nation, Inc. (a)	173,500	$ 3,532,460
McGraw-Hill Companies, Inc.	334,560	16,804,949
News Corp. Class B	1,567,300	31,628,114
Sirius Satellite Radio, Inc. (a)(d)	1,895,800	9,005,050
The Walt Disney Co.	6,823,643	204,709,290
The Weinstein Co. II Holdings, LLC Class A-1 (a)(f)	11,499	11,499,000
Thomson Corp.	121,300	4,673,576
		293,579,284
Multiline Retail - 0.6%
JCPenney Co., Inc.	466,300	31,479,913
Marks & Spencer Group PLC	6,236,753	67,711,544
Nordstrom, Inc.	234,900	8,573,850
Target Corp.	144,740	7,073,444
		114,838,751
Specialty Retail - 1.8%
Best Buy Co., Inc.	1,293,050	70,910,862
Circuit City Stores, Inc.	1,785,572	48,603,270
Inditex SA	225,500	9,513,398
J. Crew Group, Inc.	612,000	16,799,400
Limited Brands, Inc.	511,800	13,096,962
O'Reilly Automotive, Inc. (a)	44,800	1,397,312
Office Depot, Inc. (a)	2,108,160	80,110,080
Payless ShoeSource, Inc. (a)	201,800	5,482,906
Staples, Inc.	1,779,500	43,277,440
The Children's Place Retail Stores, Inc. (a)	44,126	2,649,766
TJX Companies, Inc.	1,878,500	42,942,510
Tractor Supply Co. (a)	65,901	3,642,348
Wet Seal, Inc. Class A (a)	518,565	2,530,597
		340,956,851
Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC	963,711	7,664,456
Coach, Inc. (a)	377,578	11,289,582
Delta Woodside Industries, Inc. (a)	22,175	3,770
Luxottica Group Spa sponsored ADR	59,800	1,622,374
Polo Ralph Lauren Corp. Class A	58,900	3,233,610
Puma AG	24,900	9,680,803
Under Armour, Inc. Class A (sub. vtg.)	172,900	7,368,998
VF Corp.	198,500	13,482,120
Wolverine World Wide, Inc.	57,900	1,350,807
		55,696,520
TOTAL CONSUMER DISCRETIONARY		1,488,957,254
CONSUMER STAPLES - 6.3%
Beverages - 2.2%
Anheuser-Busch Companies, Inc.	64,900	2,958,791
Diageo PLC sponsored ADR	1,081,900	73,082,345
InBev SA	65,817	3,228,806
PepsiCo, Inc.	3,442,780	206,704,511
The Coca-Cola Co.	2,675,103	115,082,931
		401,057,384
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	122,900	$ 7,021,277
Safeway, Inc.	88,200	2,293,200
Tesco PLC	3,372,990	20,836,635
Wal-Mart de Mexico SA de CV Series V	3,861,996	10,614,574
Wal-Mart Stores, Inc.	769,400	37,061,998
		77,827,684
Food Products - 1.1%
Campbell Soup Co.	104,800	3,889,128
General Mills, Inc.	83,400	4,308,444
Groupe Danone	353,740	44,956,293
Hershey Co.	889,200	48,968,244
Kellogg Co.	194,500	9,419,635
Nestle SA (Reg.)	133,771	42,018,866
Sara Lee Corp.	580,200	9,294,804
TreeHouse Foods, Inc. (a)	415,530	9,927,012
Wm. Wrigley Jr. Co.	582,450	26,419,932
		199,202,358
Household Products - 2.0%
Colgate-Palmolive Co.	1,430,500	85,686,950
Procter & Gamble Co. (d)	5,328,911	296,287,452
		381,974,402
Personal Products - 0.6%
Avon Products, Inc.	2,284,546	70,820,926
Estee Lauder Companies, Inc. Class A	275,100	10,638,117
Herbalife Ltd. (a)	571,800	22,814,820
		104,273,863
TOTAL CONSUMER STAPLES		1,164,335,691
ENERGY - 11.4%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	957,700	78,387,745
BJ Services Co.	111,700	4,161,942
Halliburton Co.	582,100	43,197,641
Hanover Compressor Co. (a)	49,698	933,328
Schlumberger Ltd. (NY Shares)	4,747,600	309,116,236
Smith International, Inc.	1,127,950	50,159,937
		485,956,829
Oil, Gas & Consumable Fuels - 8.8%
Addax Petroleum Corp.	373,700	9,992,784
BG Group PLC sponsored ADR	329,400	22,030,272
BP PLC sponsored ADR	739,732	51,492,745
Cameco Corp.	243,000	9,680,382
Canadian Natural Resources Ltd.	274,600	15,182,578
Canadian Oil Sands Trust unit	2,206,100	71,145,391
China Petroleum & Chemical Corp. sponsored ADR (d)	187,540	10,734,790
CONSOL Energy, Inc.	767,000	35,834,240
EnCana Corp.	7,910,084	416,514,143

	Shares	Value (Note 1)
EOG Resources, Inc.	846,700	$ 58,710,178
Exxon Mobil Corp.	2,182,300	133,884,105
Foundation Coal Holdings, Inc.	121,800	5,716,074
Goodrich Petroleum Corp. (a)	17,000	482,630
Hess Corp.	66,500	3,514,525
Highpine Oil & Gas Ltd. (a)(e)	99,500	1,657,888
Hugoton Royalty Trust	7	208
Husky Energy, Inc.	69,900	4,386,987
Imperial Oil Ltd.	290,100	10,597,759
Kerr-McGee Corp.	154,000	10,679,900
Murphy Oil Corp.	2,426,600	135,549,876
Noble Energy, Inc.	491,924	23,051,559
Occidental Petroleum Corp.	387,500	39,738,125
Peabody Energy Corp.	641,100	35,741,325
PetroChina Co. Ltd. sponsored ADR (d)	814,600	87,952,362
Petroleo Brasileiro SA Petrobras sponsored ADR	213,100	19,031,961
Sasol Ltd. sponsored ADR	362,900	14,022,456
Suncor Energy, Inc.	423,300	34,256,850
Talisman Energy, Inc.	2,023,400	35,309,354
Total SA sponsored ADR	296,738	19,442,274
Ultra Petroleum Corp. (a)	90,450	5,360,972
Valero Energy Corp.	3,941,979	262,220,443
Western Oil Sands, Inc. Class A (a)	597,900	16,571,733
XTO Energy, Inc.	530,800	23,498,516
		1,623,985,385
TOTAL ENERGY		2,109,942,214
FINANCIALS - 18.0%
Capital Markets - 0.9%
Charles Schwab Corp.	1,940,180	31,004,076
Goldman Sachs Group, Inc.	467,100	70,265,853
Lehman Brothers Holdings, Inc.	666,530	43,424,430
Mellon Financial Corp.	586,000	20,175,980
SEI Investments Co.	15,300	747,864
		165,618,203
Commercial Banks - 3.8%
Allied Irish Banks PLC	1,982,300	47,932,016
Anglo Irish Bank Corp. PLC	3,054,882	47,675,221
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	208,700	6,085,692
Bank of Ireland	665,487	11,953,811
Commerce Bancorp, Inc., New Jersey (d)	359,200	12,812,664
Compass Bancshares, Inc.	305,600	16,991,360
Home Bancshares, Inc.	21,400	485,780
HSBC Holdings PLC sponsored ADR (d)	283,417	25,039,892
M&T Bank Corp.	932,900	110,007,568
Marshall & Ilsley Corp.	97,300	4,450,502
National Australia Bank Ltd.	384,500	10,046,660
PNC Financial Services Group, Inc.	95,100	6,673,167
Royal Bank of Scotland Group PLC	1,484,400	48,814,492
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Shinhan Financial Group Co. Ltd.	170,180	$ 7,982,513
Standard Chartered PLC (United Kingdom)	387,500	9,460,448
SunTrust Banks, Inc.	154,700	11,797,422
Uniao de Bancos Brasileiros SA (Unibanco) GDR	230,800	15,322,812
Wells Fargo & Co.	4,367,400	292,965,192
Zions Bancorp	193,010	15,043,199
		701,540,411
Consumer Finance - 1.7%
American Express Co.	3,267,950	173,920,299
SLM Corp.	2,762,500	146,191,500
		320,111,799
Diversified Financial Services - 1.7%
Bank of America Corp.	2,268,700	109,124,470
Citigroup, Inc.	1,679,900	81,038,376
JPMorgan Chase & Co.	1,746,700	73,361,400
Moody's Corp.	890,200	48,480,292
		312,004,538
Insurance - 8.5%
ACE Ltd.	131,800	6,667,762
Admiral Group PLC	2,159,100	24,798,787
AFLAC, Inc.	246,600	11,429,910
Allstate Corp.	2,144,900	117,390,377
American International Group, Inc.	1,971,514	116,417,902
Assurant, Inc.	990,050	47,918,420
Axis Capital Holdings Ltd.	721,700	20,647,837
Berkshire Hathaway, Inc. Class A (a)	4,732	433,730,388
Cincinnati Financial Corp.	86,050	4,045,211
Everest Re Group Ltd.	875,380	75,781,647
Genworth Financial, Inc. Class A (non-vtg.)	1,371,500	47,783,060
Lincoln National Corp.	884,204	49,904,474
Loews Corp.	1,368,000	48,495,600
Markel Corp. (a)	12,550	4,354,850
MetLife, Inc.	2,517,700	128,931,417
MetLife, Inc. unit	1,019,484	28,107,174
Progressive Corp.	1,618,400	41,609,064
Prudential Financial, Inc.	1,600,800	124,382,160
SAFECO Corp.	66,800	3,764,180
StanCorp Financial Group, Inc.	321,200	16,352,292
The Chubb Corp.	2,198,900	109,725,110
The St. Paul Travelers Companies, Inc.	437,700	19,512,666
W.R. Berkley Corp.	1,559,062	53,210,786
White Mountains Insurance Group Ltd.	45,967	22,385,929
Zenith National Insurance Corp.	252,600	10,020,642
		1,567,367,645

	Shares	Value (Note 1)
Real Estate Investment Trusts - 0.3%
CBL & Associates Properties, Inc.	391,742	$ 15,250,516
Equity Office Properties Trust	220,900	8,065,059
Equity Residential (SBI)	189,900	8,494,227
Vornado Realty Trust	272,400	26,572,620
		58,382,422
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	1,174,730	29,250,777
Mitsui Fudosan Co. Ltd.	496,000	10,771,772
		40,022,549
Thrifts & Mortgage Finance - 0.9%
Astoria Financial Corp.	141,700	4,314,765
Countrywide Financial Corp.	274,800	10,464,384
Golden West Financial Corp., Delaware	2,103,100	156,050,020
Hudson City Bancorp, Inc.	469,000	6,251,770
		177,080,939
TOTAL FINANCIALS		3,342,128,506
HEALTH CARE - 9.9%
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. (a)	63,800	2,304,456
Amylin Pharmaceuticals, Inc. (a)	618,436	30,532,185
Arena Pharmaceuticals, Inc. (a)	839,600	9,722,568
Celgene Corp. (a)	1,330,000	63,081,900
Genentech, Inc. (a)	5,460,550	446,672,990
Genmab AS (a)	164,400	5,300,543
Gilead Sciences, Inc. (a)	1,556,099	92,058,817
Hutchison China Meditech Ltd.	127	539
MannKind Corp. (a)(d)	864,426	18,420,918
MannKind Corp. warrants 8/3/10 (a)(f)	86,731	1,134,290
Medarex, Inc. (a)	1,591,036	15,289,856
Myogen, Inc. (a)	230,124	6,673,596
Renovis, Inc. (a)	74,400	1,139,064
Tanox, Inc. (a)	296,123	4,095,381
Theravance, Inc. (a)	76,800	1,757,184
ViaCell, Inc. (a)	196,800	895,440
		699,079,727
Health Care Equipment & Supplies - 1.4%
Alcon, Inc.	138,800	13,678,740
Becton, Dickinson & Co.	129,500	7,916,335
C.R. Bard, Inc.	418,960	30,693,010
Conceptus, Inc. (a)	205,078	2,797,264
DENTSPLY International, Inc.	778,762	47,192,977
DexCom, Inc. (a)	252,340	3,426,777
Gen-Probe, Inc. (a)	533,100	28,776,738
Intuitive Surgical, Inc. (a)(d)	129,296	15,253,049
IRIS International, Inc. (a)	71,500	940,940
Kyphon, Inc. (a)	689,400	26,445,384
NeuroMetrix, Inc. (a)	87,600	2,668,296
Nobel Biocare Holding AG (Switzerland)	55,005	13,059,469
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Northstar Neuroscience, Inc.	221,225	$ 2,296,316
NuVasive, Inc. (a)	215,237	3,923,771
ResMed, Inc. (a)	622,000	29,202,900
St. Jude Medical, Inc. (a)	1,073,252	34,794,830
Viasys Healthcare, Inc. (a)	230,700	5,905,920
		268,972,716
Health Care Providers & Services - 1.4%
Aetna, Inc.	2,768,600	110,550,198
American Retirement Corp. (a)	88,200	2,890,314
Health Net, Inc. (a)	194,400	8,781,048
Nighthawk Radiology Holdings, Inc.	31,800	570,492
Patterson Companies, Inc. (a)	1,936,704	67,649,071
UnitedHealth Group, Inc.	1,141,760	51,128,013
VCA Antech, Inc. (a)	291,000	9,291,630
Visicu, Inc.	28,500	503,025
		251,363,791
Health Care Technology - 0.0%
Cerner Corp. (a)	11,900	441,609
Vital Images, Inc. (a)	153,122	3,782,113
		4,223,722
Life Sciences Tools & Services - 0.2%
Covance, Inc. (a)	166,900	10,217,618
Exelixis, Inc. (a)	314,388	3,159,599
Pharmaceutical Product Development, Inc.	118,400	4,158,208
Thermo Electron Corp. (a)	564,400	20,453,856
		37,989,281
Pharmaceuticals - 3.1%
Aspreva Pharmaceuticals Corp. (a)	626,900	17,014,070
AstraZeneca PLC sponsored ADR	686,000	41,036,520
Barr Pharmaceuticals, Inc. (a)	27,400	1,306,706
Johnson & Johnson	984,900	59,015,208
Merck & Co., Inc.	1,641,750	59,808,953
New River Pharmaceuticals, Inc. (a)	101,800	2,901,300
Novartis AG sponsored ADR	1,537,400	82,896,608
Roche Holding AG (participation certificate)	1,560,186	257,925,227
Sanofi-Aventis sponsored ADR	859,689	41,866,854
Schering-Plough Corp.	150,300	2,860,209
Sepracor, Inc. (a)	35,400	2,022,756
Teva Pharmaceutical Industries Ltd. sponsored ADR	314,484	9,934,550
		578,588,961
TOTAL HEALTH CARE		1,840,218,198

	Shares	Value (Note 1)
INDUSTRIALS - 8.9%
Aerospace & Defense - 0.8%
Armor Holdings, Inc. (a)	65,000	$ 3,563,950
L-3 Communications Holdings, Inc.	3,300	248,886
Lockheed Martin Corp.	1,270,235	91,126,659
Northrop Grumman Corp.	203,200	13,016,992
Precision Castparts Corp.	73,100	4,368,456
Raytheon Co. warrants 6/16/11 (a)	27,068	342,410
The Boeing Co.	357,726	29,301,337
United Technologies Corp.	157,600	9,994,992
		151,963,682
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	2,660,277	141,792,764
Expeditors International of Washington, Inc.	52,280	2,928,203
FedEx Corp.	179,400	20,964,684
United Parcel Service, Inc. Class B	658,400	54,206,072
		219,891,723
Airlines - 0.5%
Republic Airways Holdings, Inc. (a)	273,688	4,658,170
Ryanair Holdings PLC sponsored ADR (a)	1,357,982	71,592,811
Southwest Airlines Co.	1,493,400	24,446,958
		100,697,939
Commercial Services & Supplies - 0.5%
Aramark Corp. Class B	858,750	28,433,213
Brady Corp. Class A	298,800	11,007,792
Cendant Corp.	231,400	3,769,506
Monster Worldwide, Inc. (a)	114,493	4,884,271
Robert Half International, Inc.	916,401	38,488,842
The Brink's Co.	194,200	10,954,822
		97,538,446
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	649,680	51,740,515
URS Corp. (a)	111,600	4,687,200
		56,427,715
Electrical Equipment - 1.0%
Cooper Industries Ltd. Class A	1,211,253	112,549,629
Evergreen Solar, Inc. (a)	106,419	1,381,319
Q-Cells AG	307,459	25,863,510
Roper Industries, Inc.	201,100	9,401,425
SolarWorld AG (d)	277,200	17,399,939
Suntech Power Holdings Co. Ltd. sponsored ADR	498,300	14,076,975
Ultralife Batteries, Inc. (a)(d)	202,445	2,050,768
		182,723,565
Industrial Conglomerates - 0.9%
3M Co.	1,597,108	128,998,413
General Electric Co.	1,000	32,960
Hutchison Whampoa Ltd.	2,489,000	22,722,691
Siemens AG sponsored ADR	93,000	8,074,260
		159,828,324
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - 2.6%
Bucyrus International, Inc. Class A	143,267	$ 7,234,984
Caterpillar, Inc.	936,297	69,735,401
Cummins, Inc.	316,900	38,741,025
Danaher Corp.	2,613,150	168,077,808
IDEX Corp.	751,512	35,471,366
Joy Global, Inc.	1,148,767	59,839,273
PACCAR, Inc.	1,191,143	98,126,360
		477,226,217
Marine - 0.1%
American Commercial Lines, Inc.	269,319	16,226,470
Road & Rail - 0.8%
Canadian National Railway Co.	1,318,300	57,583,363
CSX Corp.	30,100	2,120,244
Heartland Express, Inc.	641,157	11,470,299
Knight Transportation, Inc.	521,880	10,541,976
Landstar System, Inc.	763,944	36,081,075
Norfolk Southern Corp.	182,900	9,733,938
Swift Transportation Co., Inc. (a)	566,668	17,997,376
		145,528,271
Trading Companies & Distributors - 0.2%
Fastenal Co.	452,095	18,214,908
Mitsui & Co. Ltd.	1,743,000	24,616,019
		42,830,927
TOTAL INDUSTRIALS		1,650,883,279
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.5%
CommScope, Inc. (a)	80,100	2,516,742
Corning, Inc. (a)	1,248,500	30,201,215
ECI Telecom Ltd. (a)	728,700	5,873,322
F5 Networks, Inc. (a)	203,638	10,890,560
Harris Corp.	26,600	1,104,166
InterDigital Communication Corp. (a)	128,800	4,496,408
Motorola, Inc.	448,038	9,027,966
Nice Systems Ltd. sponsored ADR (a)	83,700	2,355,318
Nokia Corp. sponsored ADR	3,514,400	71,201,744
QUALCOMM, Inc.	3,425,400	137,255,778
TANDBERG Television ASA (a)	171,100	2,838,425
		277,761,644
Computers & Peripherals - 3.0%
Apple Computer, Inc. (a)	3,544,064	202,436,936
Dell, Inc. (a)	454,400	11,091,904
Hewlett-Packard Co.	8,994,400	284,942,592
Network Appliance, Inc. (a)	1,601,361	56,528,043
Seagate Technology	385,000	8,716,400
		563,715,875
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	84,100	2,654,196

	Shares	Value (Note 1)
Amphenol Corp. Class A	636,260	$ 35,605,110
FLIR Systems, Inc. (a)	265,867	5,865,026
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,567,113	28,210,776
Identix, Inc. (a)	51,200	357,888
Itron, Inc. (a)	176,709	10,471,775
Mettler-Toledo International, Inc. (a)	290,500	17,595,585
Motech Industries, Inc.	1,006,515	23,687,460
National Instruments Corp.	581,123	15,922,770
Viisage Technology, Inc. (a)	19,500	295,620
		140,666,206
Internet Software & Services - 5.1%
Akamai Technologies, Inc. (a)	1,701,783	61,587,527
Google, Inc. Class A (sub. vtg.) (a)	1,639,199	687,365,312
LoopNet, Inc. (a)	34,300	638,323
NetEase.com, Inc. sponsored ADR (a)(d)	428,300	9,563,939
Tom Online, Inc. sponsored ADR (a)(d)	157,300	3,035,890
WebSideStory, Inc. (a)	339,658	4,143,828
Yahoo!, Inc. (a)	5,260,681	173,602,473
		939,937,292
IT Services - 1.7%
Alliance Data Systems Corp. (a)	639,800	37,633,036
CheckFree Corp. (a)	458,602	22,728,315
Cognizant Technology Solutions Corp. Class A (a)	1,078,384	72,650,730
First Data Corp.	1,025,700	46,197,528
Global Payments, Inc.	42,500	2,063,375
Infosys Technologies Ltd. sponsored ADR	216,400	16,535,124
Mastercard, Inc. Class A	730,300	35,054,400
MoneyGram International, Inc.	143,700	4,878,615
Paychex, Inc.	486,286	18,955,428
SRA International, Inc. Class A (a)	1,209,800	32,216,974
The BISYS Group, Inc. (a)	265,200	3,633,240
VeriFone Holdings, Inc. (a)	835,500	25,466,040
		318,012,805
Office Electronics - 0.1%
Canon, Inc.	125,300	6,120,487
Zebra Technologies Corp. Class A (a)	66,200	2,261,392
		8,381,879
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	419,800	6,834,344
ASML Holding NV (NY Shares) (a)	853,900	17,265,858
Broadcom Corp. Class A (a)	1,819,726	54,682,766
FormFactor, Inc. (a)	378,909	16,910,709
Freescale Semiconductor, Inc. Class A (a)	47,500	1,377,500
Hittite Microwave Corp.	199,111	7,199,854
Lam Research Corp. (a)	1,199,814	55,935,329
Linear Technology Corp.	235,300	7,880,197
Marvell Technology Group Ltd. (a)	5,208,927	230,911,734
MathStar, Inc.	85,100	503,792
MEMC Electronic Materials, Inc. (a)	721,000	27,037,500
Microchip Technology, Inc.	205,200	6,884,460
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Monolithic Power Systems, Inc. (a)	243,549	$ 2,881,185
National Semiconductor Corp.	1,330,900	31,741,965
Renewable Energy Corp. AS	345,000	4,933,402
Saifun Semiconductors Ltd.	193,500	5,543,775
Samsung Electronics Co. Ltd.	312,646	198,719,868
SiRF Technology Holdings, Inc. (a)	402,900	12,981,438
Zoran Corp. (a)	44,800	1,090,432
		691,316,108
Software - 1.2%
Adobe Systems, Inc. (a)	1,767,376	53,657,535
Amdocs Ltd. (a)	93,100	3,407,460
Citrix Systems, Inc. (a)	354,489	14,229,188
ECtel Ltd. (a)	17,984	79,130
Informatica Corp. (a)	176,200	2,318,792
Intuit, Inc. (a)	1,128,682	68,161,106
NAVTEQ Corp. (a)	609,620	27,237,822
NDS Group PLC sponsored ADR (a)	78,800	3,668,140
Salesforce.com, Inc. (a)	472,000	12,583,520
SAP AG sponsored ADR	698,100	36,664,212
		222,006,905
TOTAL INFORMATION TECHNOLOGY		3,161,798,714
MATERIALS - 6.8%
Chemicals - 1.3%
Arkema sponsored ADR (a)	24,213	935,832
Bayer AG	799,400	36,700,455
Celanese Corp. Class A	270,200	5,517,484
Ecolab, Inc.	1,859,571	75,461,391
Lonza Group AG	26,218	1,798,265
Monsanto Co.	356,300	29,996,897
Praxair, Inc.	1,473,928	79,592,112
Wacker Chemie AG	50,100	5,392,998
		235,395,434
Construction Materials - 0.0%
Rinker Group Ltd.	556,595	6,779,454
Containers & Packaging - 0.0%
Peak International Ltd. (a)	200,000	620,000
Metals & Mining - 5.5%
Aber Diamond Corp.	50	1,532
Agnico-Eagle Mines Ltd.	401,000	13,294,822
Allegheny Technologies, Inc.	122,363	8,472,414
Anglo American PLC ADR (d)	3,766,644	76,990,203
Bema Gold Corp. (a)	6,913,300	34,495,280
BHP Billiton Ltd. sponsored ADR	3,100,270	133,528,629
Companhia Vale do Rio Doce sponsored ADR	220,682	5,305,195
Compass Minerals International, Inc.	203,700	5,082,315
Eldorado Gold Corp. (a)	2,600,600	12,626,760

	Shares	Value (Note 1)
First Quantum Minerals Ltd.	233,600	$ 10,471,508
Gabriel Resources Ltd. (a)	2,392,800	6,194,743
Gerdau SA sponsored ADR	1,096,775	16,352,915
Glamis Gold Ltd. (a)	3,240,656	122,856,367
Goldcorp, Inc.	3,152,066	95,016,591
IPSCO, Inc.	520,140	49,796,078
Ivanhoe Mines Ltd. (a)	1,473,800	9,981,123
Lihir Gold Ltd. (a)	6,542,300	14,002,302
Meridian Gold, Inc. (a)	353,800	11,162,623
New Gold, Inc. (a)	398,600	3,549,300
New Gold, Inc. warrants 2/23/08 (a)	40,500	68,933
Newcrest Mining Ltd.	542,400	8,497,023
Newmont Mining Corp.	2,744,651	145,274,377
Novagold Resources, Inc. (a)	115,900	1,485,738
Nucor Corp.	967,200	52,470,600
Oregon Steel Mills, Inc. (a)	134,400	6,808,704
POSCO sponsored ADR	680,200	45,505,380
Rio Tinto PLC (Reg.)	2,149,503	112,693,051
Shore Gold, Inc. (a)	269,800	1,201,206
Steel Dynamics, Inc.	220,584	14,501,192
US Gold Corp. (subscription receipt) (a)(f)	583,200	5,859,544
		1,023,546,448
TOTAL MATERIALS		1,266,341,336
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	1,319,244	36,793,715
BT Group PLC sponsored ADR	191,500	8,481,535
Qwest Communications International, Inc. (a)	3,687,500	29,831,875
Telenor ASA	485,400	5,868,724
		80,975,849
Wireless Telecommunication Services - 2.6%
America Movil SA de CV Series L sponsored ADR	8,634,600	287,186,796
American Tower Corp. Class A (a)	369,475	11,498,062
China Mobile (Hong Kong) Ltd. sponsored ADR	762,500	21,815,125
Hutchison Telecommunications International Ltd. sponsored ADR (a)	211,800	5,064,138
Leap Wireless International, Inc. (a)	203,831	9,671,781
NII Holdings, Inc. (a)	2,671,806	150,636,422
		485,872,324
TOTAL TELECOMMUNICATION SERVICES		566,848,173
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 0.7%
Electric Utilities - 0.2%
Exelon Corp.	209,900	$ 11,928,617
FirstEnergy Corp.	246,100	13,341,081
		25,269,698
Gas Utilities - 0.1%
Southern Union Co. (d)	814,277	22,034,336
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	2,249,700	41,506,965
International Power PLC	814,200	4,284,296
TXU Corp.	214,300	12,812,997
		58,604,258
Multi-Utilities - 0.1%
National Grid PLC	1,510,100	16,339,082
Veolia Environnement	94,200	4,869,431
		21,208,513
TOTAL UTILITIES		127,116,805
TOTAL COMMON STOCKS (Cost $11,876,106,519)		16,718,570,170
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series B, 5.25%	794,300	14,543,633
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,178,303)		14,543,633
Money Market Funds - 10.9%

Fidelity Cash Central Fund, 5.11% (b)	1,893,844,963	1,893,844,963
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	131,451,808	131,451,808
TOTAL MONEY MARKET FUNDS (Cost $2,025,296,771)	2,025,296,771
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $13,914,581,593)	18,758,410,574
NET OTHER ASSETS - (1.2)%	(222,746,692)
NET ASSETS - 100%	$ 18,535,663,882
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,657,888 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,492,834 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
MannKind Corp. warrants 8/3/10	8/3/05	$ 2,168
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	$ 11,499,000
US Gold Corp. (subscription receipt)	2/8/06	$ 2,624,400
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,441,990
Fidelity Securities Lending Cash Central Fund	1,558,969
Total	$ 40,000,959
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.4%
Canada	6.1%
United Kingdom	3.3%
Bermuda	2.6%
Switzerland	2.3%
Netherlands Antilles	1.7%
Mexico	1.6%
Japan	1.4%
Korea (South)	1.3%
Ireland	1.1%
Others (individually less than 1%)	5.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio

VIP Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $129,171,870) - See accompanying schedule: Unaffiliated issuers (cost $11,889,284,822)	$ 16,733,113,803
Affiliated Central Funds (cost $2,025,296,771)	2,025,296,771
Total Investments (cost $13,914,581,593)		$ 18,758,410,574
Cash		265,426
Foreign currency held at value (cost $608,661)		608,664
Receivable for investments sold		83,965,062
Receivable for fund shares sold		15,917,790
Dividends receivable		12,840,112
Interest receivable		8,511,655
Prepaid expenses		28,463
Other receivables		602,288
Total assets		18,881,150,034

Liabilities
Payable for investments purchased	$ 193,666,168
Payable for fund shares redeemed	8,923,915
Accrued management fee	8,443,030
Distribution fees payable	1,081,122
Other affiliated payables	1,333,142
Other payables and accrued expenses	586,967
Collateral on securities loaned, at value	131,451,808
Total liabilities		345,486,152

Net Assets		$ 18,535,663,882
Net Assets consist of:
Paid in capital		$ 12,750,359,659
Undistributed net investment income		57,487,138
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		884,051,643
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,843,765,442
Net Assets		$ 18,535,663,882

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($11,279,599,350 ÷ 354,435,900 shares)	$ 31.82

Service Class: Net Asset Value, offering price and redemption price per share ($2,641,337,075 ÷ 83,253,950 shares)	$ 31.73

Service Class 2: Net Asset Value, offering price and redemption price per share ($4,369,869,673 ÷ 138,840,426 shares)	$ 31.47

Service Class 2R: Net Asset Value, offering price and redemption price per share ($23,038,292 ÷ 734,208 shares)	$ 31.38

Investor Class: Net Asset Value, offering price and redemption price per share $221,819,492 ÷ 6,983,162 shares)	$ 31.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 82,887,190
Interest		526,635
Income from affiliated Central Funds (including $1,558,969 from security lending)		40,000,959
Total income		123,414,784

Expenses
Management fee	$ 51,430,056
Transfer agent fees	6,189,565
Distribution fees	6,184,080
Accounting and security lending fees	892,890
Independent trustees' compensation	34,411
Appreciation in deferred trustee compensation account	8,318
Custodian fees and expenses	843,497
Registration fees	85,937
Audit	78,652
Legal	103,453
Interest	17,744
Miscellaneous	368,974
Total expenses before reductions	66,237,577
Expense reductions	(949,972)	65,287,605
Net investment income (loss)		58,127,179
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $78,539)	905,954,714
Foreign currency transactions	314,841
Total net realized gain (loss)		906,269,555
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $65,498)	(284,143,033)
Assets and liabilities in foreign currencies	(45,837)
Total change in net unrealized appreciation (depreciation)		(284,188,870)
Net gain (loss)		622,080,685
Net increase (decrease) in net assets resulting from operations		$ 680,207,864

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,127,179	$ 85,893,455
Net realized gain (loss)	906,269,555	864,233,097
Change in net unrealized appreciation (depreciation)	(284,188,870)	1,358,561,074
Net increase (decrease) in net assets resulting from operations	680,207,864	2,308,687,626
Distributions to shareholders from net investment income	(84,638,964)	(34,307,236)
Distributions to shareholders from net realized gain	(162,212,467)	(2,452,648)
Total distributions	(246,851,431)	(36,759,884)
Share transactions - net increase (decrease)	1,143,350,828	1,801,725,122
Redemption fees	8,189	5,695
Total increase (decrease) in net assets	1,576,715,450	4,073,658,559

Net Assets
Beginning of period	16,958,948,432	12,885,289,873
End of period (including undistributed net investment income of $57,487,138 and undistributed net investment income of $84,552,685, respectively)	$ 18,535,663,882	$ 16,958,948,432

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 31.03	$ 26.62	$ 23.13	$ 18.10	$ 20.13	$ 23.75
Income from Investment Operations
Net investment income (loss) E	.11	.18	.08	.07	.10	.16
Net realized and unrealized gain (loss)	1.13	4.32	3.49	5.05	(1.97)	(3.01)
Total from investment operations	1.24	4.50	3.57	5.12	(1.87)	(2.85)
Distributions from net investment income	(.16)	(.08)	(.08)	(.09)	(.16)	(.17)
Distributions from net realized gain	(.29)	(.01)	-	-	-	(.60)
Total distributions	(.45)	(.09) H	(.08)	(.09)	(.16)	(.77)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 31.82	$ 31.03	$ 26.62	$ 23.13	$ 18.10	$ 20.13
Total Return B, C, D	4.04%	16.94%	15.48%	28.46%	(9.35)%	(12.28)%
Ratios to Average Net Assets F
Expenses before reductions	.66% A	.66%	.68%	.67%	.68%	.68%
Expenses net of fee waivers, if any	.66% A	.66%	.68%	.67%	.68%	.68%
Expenses net of all reductions	.65% A	.64%	.66%	.65%	.64%	.64%
Net investment income (loss)	.71% A	.66%	.35%	.34%	.50%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,279,599	$ 11,099,527	$ 9,127,616	$ 7,665,424	$ 5,956,028	$ 6,972,615
Portfolio turnover rate	77% A	60%	64%	66%	84%	140%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HTotal distribution of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 30.93	$ 26.53	$ 23.06	$ 18.04	$ 20.06	$ 23.67
Income from Investment Operations
Net investment income (loss) E	.10	.16	.06	.05	.08	.14
Net realized and unrealized gain (loss)	1.13	4.30	3.47	5.04	(1.96)	(3.00)
Total from investment operations	1.23	4.46	3.53	5.09	(1.88)	(2.86)
Distributions from net investment income	(.14)	(.06)	(.06)	(.07)	(.14)	(.15)
Distributions from net realized gain	(.29)	(.01)	-	-	-	(.60)
Total distributions	(.43)	(.06) H	(.06)	(.07)	(.14)	(.75)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 31.73	$ 30.93	$ 26.53	$ 23.06	$ 18.04	$ 20.06
Total Return B, C, D	4.00%	16.85%	15.34%	28.35%	(9.42)%	(12.36)%
Ratios to Average Net Assets F
Expenses before reductions	.76% A	.76%	.78%	.77%	.78%	.78%
Expenses net of fee waivers, if any	.76% A	.76%	.78%	.77%	.78%	.78%
Expenses net of all reductions	.75% A	.74%	.76%	.75%	.74%	.74%
Net investment income (loss)	.61% A	.56%	.25%	.24%	.39%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,641,337	$ 2,503,244	$ 2,111,969	$ 1,695,467	$ 1,183,683	$ 1,201,105
Portfolio turnover rate	77% A	60%	64%	66%	84%	140%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share. HTotal distribution of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 30.69	$ 26.35	$ 22.93	$ 17.95	$ 20.00	$ 23.64
Income from Investment Operations
Net investment income (loss) E	.07	.11	.02	.02	.05	.10
Net realized and unrealized gain (loss)	1.12	4.27	3.45	5.02	(1.96)	(2.98)
Total from investment operations	1.19	4.38	3.47	5.04	(1.91)	(2.88)
Distributions from net investment income	(.12)	(.04)	(.05)	(.06)	(.14)	(.16)
Distributions from net realized gain	(.29)	(.01)	-	-	-	(.60)
Total distributions	(.41)	(.04) H	(.05)	(.06)	(.14)	(.76)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 31.47	$ 30.69	$ 26.35	$ 22.93	$ 17.95	$ 20.00
Total Return B, C, D	3.91%	16.65%	15.16%	28.20%	(9.60)%	(12.47)%
Ratios to Average Net Assets F
Expenses before reductions	.91% A	.91%	.93%	.93%	.93%	.94%
Expenses net of fee waivers, if any	.91% A	.91%	.93%	.93%	.93%	.94%
Expenses net of all reductions	.90% A	.89%	.91%	.90%	.90%	.90%
Net investment income (loss)	.46% A	.40%	.10%	.09%	.24%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,369,870	$ 3,247,909	$ 1,638,617	$ 910,341	$ 439,157	$ 231,686
Portfolio turnover rate	77% A	60%	64%	66%	84%	140%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share. HTotal distribution of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 30.61	$ 26.29	$ 22.90	$ 17.95	$ 20.49
Income from Investment Operations
Net investment income (loss) E	.07	.11	.02	.02	.03
Net realized and unrealized gain (loss)	1.12	4.27	3.44	5.01	(2.57)
Total from investment operations	1.19	4.38	3.46	5.03	(2.54)
Distributions from net investment income	(.13)	(.05)	(.07)	(.08)	-
Distributions from net realized gain	(.29)	(.01)	-	-	-
Total distributions	(.42)	(.06) I	(.07)	(.08)	-
Redemption fees added to paid in capitalE, H	-	-	-	-	-
Net asset value, end of period	$ 31.38	$ 30.61	$ 26.29	$ 22.90	$ 17.95
Total Return B, C, D	3.92%	16.67%	15.15%	28.18%	(12.40)%
Ratios to Average Net Assets G
Expenses before reductions	.91% A	.91%	.93%	.93%	.96% A
Expenses net of fee waivers, if any	.91%A	.91%	.93%	.93%	.96% A
Expenses net of all reductions	.90%A	.89%	.91%	.90%	.92% A
Net investment income (loss)	.46%A	.39%	.10%	.08%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,038	$ 19,596	$ 7,088	$ 2,705	$ 810
Portfolio turnover rate	77%A	60%	64%	66%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. FFor the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distribution of $.06 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 31.00	$ 28.34
Income from Investment Operations
Net investment income (loss) E	.09	.06
Net realized and unrealized gain (loss)	1.14	2.60
Total from investment operations	1.23	2.66
Distributions from net investment income	(.18)	-
Distributions from net realized gain	(.29)	-
Total distributions	(.47)	-
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 31.76	$ 31.00
Total Return B, C, D	3.99%	9.39%
Ratios to Average Net Assets G
Expenses before reductions	.79% A	.83% A
Expenses net of fee waivers, if any	.79% A	.83% A
Expenses net of all reductions	.77% A	.81% A
Net investment income (loss)	.58% A	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,819	$ 88,673
Portfolio turnover rate	77% A	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFor the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Equity-Income Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.1	3.1
Bank of America Corp.	3.3	3.0
Citigroup, Inc.	2.6	2.7
American International Group, Inc.	2.5	2.7
JPMorgan Chase & Co.	2.3	2.3
AT&T, Inc.	1.9	1.7
Total SA sponsored ADR	1.6	2.1
Schlumberger Ltd. (NY Shares)	1.5	1.3
BellSouth Corp.	1.5	1.2
Wachovia Corp.	1.5	1.5
	22.8
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.8	28.9
Energy	13.1	11.8
Consumer Discretionary	12.1	11.9
Industrials	11.3	11.0
Information Technology	8.2	9.0
Asset Allocation (% of fund's net assets)
As of June 30, 2006*		As of December 31, 2005**
	Stocks 99.1%		Stocks 98.8%
	Bonds 0.6%		Bonds 0.7%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	10.9%	** Foreign investments	11.8%

Semiannual Report

VIP Equity-Income Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc.	336,400	$ 5,755,804
Johnson Controls, Inc.	203,425	16,725,604
		22,481,408
Automobiles - 1.3%
General Motors Corp. (d)	976,400	29,086,956
Harley-Davidson, Inc.	249,400	13,689,566
Hyundai Motor Co.	187,710	15,947,535
Monaco Coach Corp.	188,200	2,390,140
Renault SA	229,101	24,617,544
Toyota Motor Corp. sponsored ADR	430,700	45,046,913
Winnebago Industries, Inc. (d)	374,700	11,630,688
		142,409,342
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	1,580,000	12,861,200
Hotels, Restaurants & Leisure - 0.3%
Gaylord Entertainment Co. (a)	207,165	9,040,681
McDonald's Corp.	373,000	12,532,800
WMS Industries, Inc. (a)	217,600	5,960,064
		27,533,545
Household Durables - 1.2%
Newell Rubbermaid, Inc.	2,509,600	64,822,968
Sony Corp. sponsored ADR	289,900	12,767,196
Whirlpool Corp.	624,534	51,617,735
		129,207,899
Internet & Catalog Retail - 0.2%
Liberty Media Holding Corp. - Interactive Series A (a)	899,869	15,531,739
Leisure Equipment & Products - 0.3%
Eastman Kodak Co. (d)	1,464,000	34,813,920
Media - 5.5%
CBS Corp. Class B	1,667,943	45,117,858
Clear Channel Communications, Inc.	2,831,900	87,647,305
Comcast Corp. Class A (a)	2,427,891	79,489,151
Discovery Holding Co. Class A (a)	368,167	5,386,283
Gannett Co., Inc.	289,800	16,208,514
Liberty Media Holding Corp. - Capital Series A (a)	179,973	15,076,338
Live Nation, Inc. (a)	434,225	8,840,821
McGraw-Hill Companies, Inc.	41,500	2,084,545
News Corp. Class A	1,140,016	21,865,507
NTL, Inc.	812,888	20,240,899
The McClatchy Co. Class A (d)	153,591	6,162,071
The New York Times Co. Class A (d)	929,525	22,810,544
The Reader's Digest Association, Inc. (non-vtg.)	1,481,965	20,688,231
The Walt Disney Co.	1,800,000	54,000,000
Time Warner, Inc.	5,798,350	100,311,455

	Shares	Value (Note 1)
Viacom, Inc. Class B (non-vtg.) (a)	1,503,743	$ 53,894,149
Vivendi Universal SA sponsored ADR	708,000	24,716,280
		584,539,951
Multiline Retail - 1.3%
Big Lots, Inc. (a)(d)	1,704,756	29,117,237
Dollar Tree Stores, Inc. (a)	1,349,400	35,759,100
Family Dollar Stores, Inc.	1,072,100	26,191,403
Federated Department Stores, Inc.	1,100,800	40,289,280
Sears Holdings Corp. (a)	67,387	10,434,203
		141,791,223
Specialty Retail - 0.9%
AnnTaylor Stores Corp. (a)	1,019,650	44,232,417
Home Depot, Inc.	549,700	19,673,763
OfficeMax, Inc.	146,000	5,949,500
RadioShack Corp.	1,425,700	19,959,800
Tiffany & Co., Inc.	229,800	7,587,996
		97,403,476
Textiles, Apparel & Luxury Goods - 0.3%
Liz Claiborne, Inc.	553,040	20,495,662
VF Corp.	229,300	15,574,056
		36,069,718
TOTAL CONSUMER DISCRETIONARY		1,244,643,421
CONSUMER STAPLES - 5.6%
Beverages - 0.5%
Anheuser-Busch Companies, Inc. (d)	1,222,900	55,752,011
Food & Staples Retailing - 1.2%
Wal-Mart Stores, Inc.	2,665,800	128,411,586
Food Products - 0.5%
Corn Products International, Inc.	620,700	18,993,420
Kraft Foods, Inc. Class A	1,170,900	36,180,810
		55,174,230
Household Products - 1.6%
Colgate-Palmolive Co.	1,855,400	111,138,460
Kimberly-Clark Corp.	763,600	47,114,120
Procter & Gamble Co.	265,442	14,758,575
		173,011,155
Personal Products - 0.6%
Avon Products, Inc.	1,950,070	60,452,170
Tobacco - 1.2%
Altria Group, Inc.	1,684,600	123,700,178
TOTAL CONSUMER STAPLES		596,501,330
ENERGY - 13.1%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	1,109,100	90,779,835
BJ Services Co.	726,890	27,083,921
Halliburton Co.	475,800	35,309,118
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	639,300	$ 47,576,706
Schlumberger Ltd. (NY Shares)	2,496,120	162,522,373
		363,271,953
Oil, Gas & Consumable Fuels - 9.7%
Apache Corp.	589,980	40,266,135
BP PLC sponsored ADR	1,406,942	97,937,233
Chevron Corp.	2,076,142	128,845,373
ConocoPhillips	893,000	58,518,290
Double Hull Tankers, Inc.	409,300	5,513,271
El Paso Corp.	1,042,900	15,643,500
EOG Resources, Inc.	393,300	27,271,422
Exxon Mobil Corp.	7,122,636	436,973,712
Hess Corp.	186,200	9,840,670
Kerr-McGee Corp.	290,000	20,111,500
Lukoil Oil Co. sponsored ADR	208,400	17,505,600
Total SA sponsored ADR	2,570,392	168,412,084
Williams Companies, Inc.	558,100	13,037,216
		1,039,876,006
TOTAL ENERGY		1,403,147,959
FINANCIALS - 27.6%
Capital Markets - 3.9%
Ameriprise Financial, Inc.	604,702	27,012,038
Bank of New York Co., Inc.	2,702,300	87,014,060
KKR Private Equity Investors, L.P. Restricted Depositary Units (f)	624,500	13,895,125
Mellon Financial Corp.	1,543,000	53,125,490
Merrill Lynch & Co., Inc.	1,213,600	84,418,016
Morgan Stanley	1,781,500	112,608,615
Nomura Holdings, Inc.	935,000	17,578,000
State Street Corp.	462,153	26,846,468
		422,497,812
Commercial Banks - 4.3%
Bank of China Ltd. (H Shares)	9,754,000	4,427,214
Comerica, Inc.	187,900	9,768,921
KeyCorp	728,500	25,992,880
Kookmin Bank sponsored ADR	389,000	32,310,340
Lloyds TSB Group PLC	2,118,800	20,828,563
Marshall & Ilsley Corp.	416,300	19,041,562
Royal Bank of Scotland Group PLC	592,888	19,497,121
U.S. Bancorp, Delaware	1,479,938	45,700,485
Wachovia Corp.	2,890,461	156,316,131
Wells Fargo & Co.	1,832,200	122,903,976
		456,787,193
Consumer Finance - 0.5%
American Express Co.	1,045,196	55,625,331

	Shares	Value (Note 1)
Diversified Financial Services - 8.3%
Bank of America Corp.	7,302,777	$ 351,263,574
Citigroup, Inc.	5,713,019	275,596,037
FirstRand Ltd.	6,223,429	14,668,891
JPMorgan Chase & Co.	5,797,712	243,503,904
		885,032,406
Insurance - 7.6%
ACE Ltd.	2,159,796	109,264,080
Allianz AG sponsored ADR	1,071,900	16,936,020
Allstate Corp.	1,134,400	62,085,712
American International Group, Inc.	4,414,350	260,667,368
Genworth Financial, Inc. Class A (non-vtg.)	993,700	34,620,508
Hartford Financial Services Group, Inc.	912,800	77,222,880
MetLife, Inc. unit	835,300	23,029,221
Montpelier Re Holdings Ltd.	1,063,700	18,391,373
PartnerRe Ltd.	486,620	31,168,011
Swiss Reinsurance Co. (Reg.)	321,551	22,475,692
The St. Paul Travelers Companies, Inc.	2,315,126	103,208,317
Willis Group Holdings Ltd.	766,600	24,607,860
XL Capital Ltd. Class A	415,820	25,489,766
		809,166,808
Real Estate Investment Trusts - 0.6%
Developers Diversified Realty Corp.	336,800	17,574,224
Equity Office Properties Trust	557,200	20,343,372
Equity Residential (SBI)	545,000	24,377,850
		62,295,446
Thrifts & Mortgage Finance - 2.4%
Countrywide Financial Corp.	292,310	11,131,165
Fannie Mae	2,881,010	138,576,581
Freddie Mac	1,081,300	61,644,913
Golden West Financial Corp., Delaware	248,700	18,453,540
Sovereign Bancorp, Inc.	1,457,558	29,602,993
		259,409,192
TOTAL FINANCIALS		2,950,814,188
HEALTH CARE - 7.1%
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	2,517,732	92,551,828
Becton, Dickinson & Co.	113,800	6,956,594
Boston Scientific Corp. (a)	1,856,400	31,261,776
		130,770,198
Health Care Providers & Services - 0.3%
HCA, Inc.	289,700	12,500,555
Omnicare, Inc.	155,700	7,383,294
UnitedHealth Group, Inc.	221,247	9,907,441
		29,791,290
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co. (d)	2,213,300	$ 57,235,938
Eli Lilly & Co.	289,500	16,000,665
Johnson & Johnson	2,162,000	129,547,040
Merck & Co., Inc.	2,146,800	78,207,924
Novartis AG sponsored ADR	485,100	26,156,592
Pfizer, Inc.	5,852,100	137,348,787
Schering-Plough Corp.	3,318,530	63,151,626
Wyeth	2,044,900	90,814,009
		598,462,581
TOTAL HEALTH CARE		759,024,069
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.6%
EADS NV	769,667	22,113,173
Honeywell International, Inc.	2,549,025	102,725,708
Lockheed Martin Corp.	1,057,000	75,829,180
The Boeing Co.	293,100	24,007,821
United Technologies Corp.	853,340	54,118,823
		278,794,705
Airlines - 0.1%
UAL Corp. (a)	282,011	8,747,981
Building Products - 0.3%
Masco Corp.	950,200	28,163,928
Commercial Services & Supplies - 0.7%
Cendant Corp.	1,938,100	31,571,649
Waste Management, Inc.	1,082,800	38,850,864
		70,422,513
Electrical Equipment - 0.4%
Emerson Electric Co.	498,700	41,796,047
Industrial Conglomerates - 3.1%
3M Co.	491,800	39,722,686
General Electric Co.	4,716,490	155,455,510
Textron, Inc.	306,000	28,207,080
Tyco International Ltd.	4,141,146	113,881,515
		337,266,791
Machinery - 3.0%
Briggs & Stratton Corp.	755,888	23,515,676
Caterpillar, Inc.	630,700	46,974,536
Deere & Co.	206,800	17,265,732
Dover Corp.	1,153,700	57,027,391
Eaton Corp.	165,700	12,493,780
Illinois Tool Works, Inc.	303,800	14,430,500
Ingersoll-Rand Co. Ltd. Class A	1,354,588	57,949,275
Navistar International Corp. (a)	483,595	11,901,273
SPX Corp.	1,359,200	76,047,240
		317,605,403
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	947,000	75,049,750

	Shares	Value (Note 1)
Laidlaw International, Inc.	268,000	$ 6,753,600
Union Pacific Corp.	287,100	26,688,816
		108,492,166
TOTAL INDUSTRIALS		1,191,289,534
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	2,414,600	47,157,138
Lucent Technologies, Inc. (a)	5,077,300	12,287,066
Lucent Technologies, Inc. warrants 12/10/07 (a)	8,328	2,249
Motorola, Inc.	2,254,312	45,424,387
Nortel Networks Corp. (a)	621,100	1,389,270
		106,260,110
Computers & Peripherals - 2.2%
Dell, Inc. (a)	726,800	17,741,188
EMC Corp. (a)	2,323,400	25,487,698
Hewlett-Packard Co.	3,024,811	95,826,012
Imation Corp.	59,500	2,442,475
International Business Machines Corp.	978,900	75,199,098
Sun Microsystems, Inc. (a)	3,725,375	15,460,306
		232,156,777
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	289,900	9,149,244
Arrow Electronics, Inc. (a)	775,900	24,983,980
Avnet, Inc. (a)	1,481,530	29,660,231
Solectron Corp. (a)	5,630,400	19,255,968
		83,049,423
IT Services - 0.3%
MoneyGram International, Inc.	912,900	30,992,955
Office Electronics - 0.3%
Xerox Corp. (a)	2,842,900	39,544,739
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	1,151,900	37,022,066
Applied Materials, Inc.	2,108,200	34,321,496
Freescale Semiconductor, Inc.:
Class A (a)	17,710	513,590
Class B (a)	1,557,377	45,786,884
Intel Corp.	4,269,800	80,912,710
Micron Technology, Inc. (a)	1,694,200	25,514,652
Novellus Systems, Inc. (a)	103,500	2,556,450
Samsung Electronics Co. Ltd.	30,180	19,182,608
Teradyne, Inc. (a)	715,400	9,965,522
		255,775,978
Software - 1.0%
Microsoft Corp.	3,352,800	78,120,240
Oracle Corp. (a)	731,200	10,595,088
Symantec Corp. (a)	1,496,133	23,249,907
		111,965,235
TOTAL INFORMATION TECHNOLOGY		859,745,217
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 4.5%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	621,300	$ 39,713,496
Arkema (a)	12,180	475,366
Arkema sponsored ADR (a)	69,005	2,667,036
Ashland, Inc.	353,500	23,578,450
Bayer AG sponsored ADR	270,700	12,427,837
Celanese Corp. Class A	774,100	15,807,122
Chemtura Corp.	2,044,164	19,092,493
Dow Chemical Co.	742,300	28,971,969
E.I. du Pont de Nemours & Co.	755,000	31,408,000
Georgia Gulf Corp.	700,700	17,531,514
Lyondell Chemical Co. (d)	1,336,593	30,287,186
PolyOne Corp. (a)	1,126,200	9,888,036
Rohm & Haas Co.	206,600	10,354,792
Tronox, Inc. Class B	153,376	2,019,962
		244,223,259
Containers & Packaging - 0.3%
Amcor Ltd.	1,784,800	8,860,179
Smurfit-Stone Container Corp. (a)	2,320,072	25,381,588
		34,241,767
Metals & Mining - 1.3%
Alcan, Inc.	642,100	30,077,407
Alcoa, Inc.	2,399,116	77,635,394
Freeport-McMoRan Copper & Gold, Inc. Class B	195,004	10,805,172
Phelps Dodge Corp.	188,000	15,446,080
		133,964,053
Paper & Forest Products - 0.6%
International Paper Co.	1,105,400	35,704,420
Weyerhaeuser Co.	519,600	32,345,100
		68,049,520
TOTAL MATERIALS		480,478,599
TELECOMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 5.6%
AT&T, Inc.	7,380,893	205,853,106
BellSouth Corp.	4,481,099	162,215,784
Consolidated Communications Holdings, Inc.	364,300	6,058,309
Embarq Corp. (a)	127,955	5,244,875
Philippine Long Distance Telephone Co. sponsored ADR (d)	633,500	21,868,420
Qwest Communications International, Inc. (a)	5,870,900	47,495,581

	Shares	Value (Note 1)
Telkom SA Ltd. sponsored ADR	249,575	$ 18,468,550
Verizon Communications, Inc.	3,793,702	127,051,080
		594,255,705
Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp.	2,738,100	54,734,619
Vodafone Group PLC sponsored ADR	1,426,500	30,384,450
		85,119,069
TOTAL TELECOMMUNICATION SERVICES		679,374,774
UTILITIES - 3.2%
Electric Utilities - 0.4%
Entergy Corp.	599,000	42,379,250
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	1,644,400	30,339,180
TXU Corp.	788,840	47,164,744
		77,503,924
Multi-Utilities - 2.1%
Dominion Resources, Inc.	985,400	73,698,066
Duke Energy Corp.	921,000	27,049,770
NorthWestern Energy Corp.	124,800	4,286,880
Public Service Enterprise Group, Inc.	955,500	63,177,660
Wisconsin Energy Corp.	1,309,400	52,768,820
		220,981,196
TOTAL UTILITIES		340,864,370
TOTAL COMMON STOCKS (Cost $7,842,844,796)		10,505,883,461
Convertible Preferred Stocks - 0.8%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. Capital Trust II 6.50%	402,500	11,165,350
General Motors Corp.:
Series B, 5.25%	359,600	6,584,276
Series C, 6.25%	253,100	5,097,434
		22,847,060
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	384,900	8,279,199
TOTAL CONSUMER DISCRETIONARY		31,126,259
FINANCIALS - 0.2%
Insurance - 0.2%
Conseco, Inc. Series B, 5.50%	143,400	3,972,180
The Chubb Corp. Series B, 7.00%	120,100	4,235,567
Travelers Property Casualty Corp. 4.50%	208,200	5,059,260
XL Capital Ltd. 6.50%	475,300	9,976,547
		23,243,554
Convertible Preferred Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	176,300	$ 8,832,630
INFORMATION TECHNOLOGY - 0.2%
Office Electronics - 0.2%
Xerox Corp. Series C, 6.25%	135,550	15,190,682
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	67,100	2,042,524
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $95,898,028)		80,435,649
Corporate Bonds - 0.6%
	Principal Amount
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	$ 3,640,000	3,863,132
Media - 0.2%
Liberty Media Corp.3.5% 1/15/31 (e)	11,400,000	10,801,500
News America, Inc. liquid yield option note 0% 2/28/21 (e)	22,670,000	13,431,975
		24,233,475
TOTAL CONSUMER DISCRETIONARY		28,096,607
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	5,220,000	6,770,340
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.:
3.5% 6/15/12	6,220,000	6,091,868
5.25% 12/15/11 (e)	11,850,000	14,492,550
		20,584,418
TOTAL CONVERTIBLE BONDS		55,451,365
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	15,700,000	12,743,690
TOTAL CORPORATE BONDS (Cost $69,151,063)		68,195,055
Money Market Funds - 2.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.11% (b)	49,268,505	$ 49,268,505
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	175,543,038	175,543,038
TOTAL MONEY MARKET FUNDS (Cost $224,811,543)		224,811,543
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $8,232,705,430)		10,879,325,708
NET OTHER ASSETS - (1.8)%		(189,512,616)
NET ASSETS - 100%	$ 10,689,813,092
Security Type Abbreviation
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $38,726,025 or 0.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,895,125 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 15,612,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 413,865
Fidelity Securities Lending Cash Central Fund	1,063,479
Total	$ 1,477,344
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.1%
France	2.0%
United Kingdom	1.7%
Cayman Islands	1.5%
Netherlands Antilles	1.5%
Others (individually less than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio

VIP Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $174,191,840) - See accompanying schedule: Unaffiliated issuers (cost $8,007,893,887)	$ 10,654,514,165
Affiliated Central Funds (cost $224,811,543)	224,811,543
Total Investments (cost $8,232,705,430)		$ 10,879,325,708
Cash		254,868
Foreign currency held at value (cost $449,779)		449,878
Receivable for investments sold		64,314,375
Receivable for fund shares sold		3,637,215
Dividends receivable		14,172,693
Interest receivable		364,026
Prepaid expenses		21,632
Other receivables		273,402
Total assets		10,962,813,797

Liabilities
Payable for investments purchased	$ 85,935,380
Payable for fund shares redeemed	5,689,951
Accrued management fee	4,086,264
Distribution fees payable	474,139
Other affiliated payables	983,598
Other payables and accrued expenses	288,335
Collateral on securities loaned, at value	175,543,038
Total liabilities		273,000,705

Net Assets		$ 10,689,813,092
Net Assets consist of:
Paid in capital		$ 7,613,401,865
Undistributed net investment income		91,019,752
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		338,775,261
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,646,616,214
Net Assets		$ 10,689,813,092

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($7,643,976,176 ÷ 306,303,303 shares)	$ 24.96

Service Class: Net Asset Value, offering price and redemption price per share ($1,055,819,533 ÷ 42,459,366 shares)	$ 24.87

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,891,981,006 ÷ 76,762,891 shares)	$ 24.65

Service Class 2R: Net Asset Value, offering price and redemption price per share ($10,592,657 ÷ 431,654 shares)	$ 24.54

Investor Class: Net Asset Value, offering price and redemption price per share ($87,443,720 ÷ 3,509,435 shares)	$ 24.92

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 121,002,787
Interest		1,764,495
Income from affiliated Central Funds (including $1,063,479 from security lending)		1,477,344
Total income		124,244,626

Expenses
Management fee	$ 25,337,022
Transfer agent fees	3,666,883
Distribution fees	2,849,221
Accounting and security lending fees	716,683
Independent trustees' compensation	20,876
Appreciation in deferred trustee compensation account	12,410
Custodian fees and expenses	129,522
Audit	61,999
Legal	68,946
Interest	58,940
Miscellaneous	268,106
Total expenses before reductions	33,190,608
Expense reductions	(194,725)	32,995,883
Net investment income (loss)		91,248,743
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	362,304,464
Foreign currency transactions	7,684
Total net realized gain (loss)		362,312,148
Change in net unrealized appreciation (depreciation) on: Investment securities	87,089,117
Assets and liabilities in foreign currencies	(952)
Total change in net unrealized appreciation (depreciation)		87,088,165
Net gain (loss)		449,400,313
Net increase (decrease) in net assets resulting from operations		$ 540,649,056

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 91,248,743	$ 180,286,741
Net realized gain (loss)	362,312,148	551,406,495
Change in net unrealized appreciation (depreciation)	87,088,165	(133,326,683)
Net increase (decrease) in net assets resulting from operations	540,649,056	598,366,553
Distributions to shareholders from net investment income	(180,405,824)	(175,959,121)
Distributions to shareholders from net realized gain	(556,239,405)	(394,382,958)
Total distributions	(736,645,229)	(570,342,079)
Share transactions - net increase (decrease)	159,472,265	(588,913,583)
Redemption fees	662	2,560
Total increase (decrease) in net assets	(36,523,246)	(560,886,549)

Net Assets
Beginning of period	10,726,336,338	11,287,222,887
End of period (including undistributed net investment income of $91,019,752 and undistributed net investment income of $180,172,674, respectively)	$ 10,689,813,092	$ 10,726,336,338

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 25.49	$ 25.37	$ 23.18	$ 18.16	$ 22.75	$ 25.52
Income from Investment Operations
Net investment income (loss) E	.22	.42	.40	.36	.34	.34
Net realized and unrealized gain (loss)	1.04	1.00	2.24	5.01	(4.08)	(1.51)
Total from investment operations	1.26	1.42	2.64	5.37	(3.74)	(1.17)
Distributions from net investment income	(.45)	(.41)	(.36)	(.35)	(.36)	(.42)
Distributions from net realized gain	(1.34)	(.89)	(.09)	-	(.49)	(1.18)
Total distributions	(1.79)	(1.30)	(.45)	(.35)	(.85)	(1.60)
Redemption fees added to paid in capital	- E, G	- E, G	- E, G	- E, G	- E, G	-
Net asset value, end of period	$ 24.96	$ 25.49	$ 25.37	$ 23.18	$ 18.16	$ 22.75
Total Return B, C, D	5.12%	5.87%	11.53%	30.33%	(16.95)%	(4.96)%
Ratios to Average Net Assets F
Expenses before reductions	.56% A	.56%	.58%	.57%	.57%	.58%
Expenses net of fee waivers, if any	.56% A	.56%	.58%	.57%	.57%	.58%
Expenses net of all reductions	.55% A	.55%	.57%	.56%	.56%	.57%
Net investment income (loss)	1.73% A	1.71%	1.71%	1.83%	1.70%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,643,976	$ 7,875,801	$ 8,689,829	$ 8,402,963	$ 6,895,940	$ 9,256,205
Portfolio turnover rate	20% A	19%	22%	26%	25%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 25.39	$ 25.28	$ 23.11	$ 18.10	$ 22.67	$ 25.45
Income from Investment Operations
Net investment income (loss) E	.20	.39	.38	.34	.32	.31
Net realized and unrealized gain (loss)	1.04	1.00	2.22	5.00	(4.06)	(1.51)
Total from investment operations	1.24	1.39	2.60	5.34	(3.74)	(1.20)
Distributions from net investment income	(.42)	(.39)	(.34)	(.33)	(.34)	(.40)
Distributions from net realized gain	(1.34)	(.89)	(.09)	-	(.49)	(1.18)
Total distributions	(1.76)	(1.28)	(.43)	(.33)	(.83)	(1.58)
Redemption fees added to paid in capital	- E, G	- E, G	- E, G	- E, G	- E, G	-
Net asset value, end of period	$ 24.87	$ 25.39	$ 25.28	$ 23.11	$ 18.10	$ 22.67
Total Return B, C, D	5.07%	5.76%	11.38%	30.22%	(17.00)%	(5.09)%
Ratios to Average Net Assets F
Expenses before reductions	.66% A	.66%	.68%	.67%	.67%	.68%
Expenses net of fee waivers, if any	.66% A	.66%	.68%	.67%	.67%	.68%
Expenses net of all reductions	.65% A	.65%	.67%	.66%	.66%	.67%
Net investment income (loss)	1.63% A	1.61%	1.61%	1.73%	1.60%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,055,820	$ 1,079,838	$ 1,170,778	$ 1,071,483	$ 771,516	$ 836,017
Portfolio turnover rate	20% A	19%	22%	26%	25%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 25.17	$ 25.09	$ 22.96	$ 18.00	$ 22.59	$ 25.41
Income from Investment Operations
Net investment income (loss) E	.18	.35	.34	.31	.28	.27
Net realized and unrealized gain (loss)	1.03	.98	2.21	4.97	(4.04)	(1.50)
Total from investment operations	1.21	1.33	2.55	5.28	(3.76)	(1.23)
Distributions from net investment income	(.39)	(.36)	(.33)	(.32)	(.34)	(.41)
Distributions from net realized gain	(1.34)	(.89)	(.09)	-	(.49)	(1.18)
Total distributions	(1.73)	(1.25)	(.42)	(.32)	(.83)	(1.59)
Redemption fees added to paid in capital	- E, G	- E, G	- E, G	- E, G	- E, G	-
Net asset value, end of period	$ 24.65	$ 25.17	$ 25.09	$ 22.96	$ 18.00	$ 22.59
Total Return B, C, D	5.00%	5.57%	11.23%	30.03%	(17.15)%	(5.23)%
Ratios to Average Net Assets F
Expenses before reductions	.81% A	.81%	.83%	.82%	.83%	.84%
Expenses net of fee waivers, if any	.81% A	.81%	.83%	.82%	.83%	.84%
Expenses net of all reductions	.80% A	.80%	.82%	.81%	.82%	.83%
Net investment income (loss)	1.48% A	1.46%	1.46%	1.58%	1.44%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,891,981	$ 1,723,546	$ 1,420,999	$ 916,679	$ 403,632	$ 226,078
Portfolio turnover rate	20% A	19%	22%	26%	25%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002 F
Net asset value, beginning of period	$ 25.08	$ 25.01	$ 22.91	$ 17.99	$ 21.82
Income from Investment Operations
Net investment income (loss) E	.18	.35	.34	.31	.18
Net realized and unrealized gain (loss)	1.02	.99	2.20	4.96	(4.01)
Total from investment operations	1.20	1.34	2.54	5.27	(3.83)
Distributions from net investment income	(.40)	(.38)	(.35)	(.35)	-
Distributions from net realized gain	(1.34)	(.89)	(.09)	-	-
Total distributions	(1.74)	(1.27)	(.44)	(.35)	-
Redemption fees added to paid in capital E, H	-	-	-	-	-
Net asset value, end of period	$ 24.54	$ 25.08	$ 25.01	$ 22.91	$ 17.99
Total Return B, C, D	4.99%	5.61%	11.22%	30.05%	(17.55)%
Ratios to Average Net Assets G
Expenses before reductions	.81% A	.81%	.83%	.82%	.85% A
Expenses net of fee waivers, if any	.81% A	.81%	.83%	.82%	.85% A
Expenses net of all reductions	.80% A	.80%	.82%	.81%	.84% A
Net investment income (loss)	1.48% A	1.46%	1.46%	1.57%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,593	$ 9,651	$ 5,617	$ 1,891	$ 471
Portfolio turnover rate	20% A	19%	22%	26%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2005 F
Net asset value, beginning of period	$ 25.48	$ 24.46
Income from Investment Operations
Net investment income (loss) E	.20	.17
Net realized and unrealized gain (loss)	1.04	.85
Total from investment operations	1.24	1.02
Distributions from net investment income	(.46)	-
Distributions from net realized gain	(1.34)	-
Total distributions	(1.80)	-
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 24.92	$ 25.48
Total Return B, C, D	5.05%	4.17%
Ratios to Average Net Assets G
Expenses before reductions	.69% A	.74% A
Expenses net of fee waivers, if any	.69% A	.74% A
Expenses net of all reductions	.68% A	.73% A
Net investment income (loss)	1.60% A	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,444	$ 37,500
Portfolio turnover rate	20% A	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Growth Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.4	4.4
Johnson & Johnson	3.2	3.0
Wal-Mart Stores, Inc.	2.8	2.8
Google, Inc. Class A (sub. vtg.)	2.2	1.5
PepsiCo, Inc.	2.2	2.0
Microsoft Corp.	2.2	4.0
Amgen, Inc.	2.0	1.9
QUALCOMM, Inc.	1.7	1.6
Altria Group, Inc.	1.6	1.5
American Express Co.	1.4	1.1
	23.7
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.8	27.6
Health Care	18.0	16.0
Consumer Staples	15.1	14.1
Industrials	11.9	13.7
Financials	10.1	8.4
Asset Allocation (% of fund's net assets)
As of June 30, 2006*		As of December 31, 2005**
	Stocks 99.8%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	13.0%	** Foreign investments	11.6%

Semiannual Report

VIP Growth Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.7%
Diversified Consumer Services - 0.5%
Weight Watchers International, Inc.	880,700	$ 36,011,823
Hotels, Restaurants & Leisure - 0.1%
Bob Evans Farms, Inc.	257,163	7,717,462
Household Durables - 1.7%
Ethan Allen Interiors, Inc.	294,721	10,772,053
Furniture Brands International, Inc. (d)	707,400	14,742,216
Garmin Ltd.	267,020	28,154,589
La-Z-Boy, Inc. (d)	1,433,300	20,066,200
Sony Corp. sponsored ADR	989,900	43,595,196
Whirlpool Corp.	135,564	11,204,365
		128,534,619
Internet & Catalog Retail - 0.4%
NutriSystem, Inc. (a)(d)	466,900	29,008,497
Media - 2.6%
Comcast Corp. Class A (special) (a)	1,199,000	39,303,220
Lamar Advertising Co. Class A (a)	647,740	34,887,276
News Corp. Class B	362,500	7,315,250
Omnicom Group, Inc.	621,700	55,387,253
The Walt Disney Co.	1,420,000	42,600,000
Viacom, Inc. Class B (non-vtg.) (a)	389,700	13,966,848
		193,459,847
Multiline Retail - 0.7%
Dollar Tree Stores, Inc. (a)	1,408,700	37,330,550
Fred's, Inc. Class A	1,057,739	14,120,816
		51,451,366
Specialty Retail - 3.7%
Bed Bath & Beyond, Inc. (a)	737,000	24,446,290
Best Buy Co., Inc.	825,725	45,282,759
Circuit City Stores, Inc.	1,099,900	29,939,278
Home Depot, Inc.	2,358,000	84,392,820
J. Crew Group, Inc.	243,900	6,695,055
Staples, Inc.	2,140,650	52,060,608
The Men's Wearhouse, Inc.	881,900	26,721,570
		269,538,380
TOTAL CONSUMER DISCRETIONARY		715,721,994
CONSUMER STAPLES - 15.1%
Beverages - 3.2%
Brown-Forman Corp. Class B (non-vtg.)	345,700	24,700,265
Diageo PLC sponsored ADR	380,750	25,719,663
Molson Coors Brewing Co. Class B	347,700	23,601,876
PepsiCo, Inc.	2,649,200	159,057,968
		233,079,772
Food & Staples Retailing - 5.1%
CVS Corp.	1,793,900	55,072,730
Rite Aid Corp. (a)	4,010,600	17,004,944

	Shares	Value (Note 1)
Wal-Mart Stores, Inc.	4,278,600	$ 206,100,162
Walgreen Co.	2,248,300	100,813,772
		378,991,608
Food Products - 2.1%
Campbell Soup Co.	1,062,700	39,436,797
Gold Kist, Inc. Delaware (a)	298,100	3,985,597
Groupe Danone	95,100	12,086,118
Groupe Danone sponsored ADR (d)	956,700	25,515,189
Pilgrims Pride Corp. Class B	153,438	3,958,700
Sanderson Farms, Inc.	144,100	4,033,359
Tyson Foods, Inc. Class A	2,219,400	32,980,284
Unilever NV (NY Shares)	1,375,200	31,010,760
		153,006,804
Household Products - 1.4%
Church & Dwight Co., Inc.	828,000	30,155,760
Colgate-Palmolive Co.	1,211,200	72,550,880
		102,706,640
Personal Products - 1.0%
Avon Products, Inc.	2,371,010	73,501,310
Tobacco - 2.3%
Altria Group, Inc.	1,628,000	119,544,040
British American Tobacco PLC	1,861,567	47,200,031
		166,744,071
TOTAL CONSUMER STAPLES		1,108,030,205
ENERGY - 7.4%
Energy Equipment & Services - 4.2%
Baker Hughes, Inc.	618,570	50,629,955
Halliburton Co.	946,700	70,254,607
National Oilwell Varco, Inc. (a)	827,700	52,409,964
Noble Corp.	153,600	11,430,912
Schlumberger Ltd. (NY Shares)	947,500	61,691,725
Smith International, Inc.	739,000	32,863,330
Weatherford International Ltd. (a)	613,880	30,460,726
		309,741,219
Oil, Gas & Consumable Fuels - 3.2%
Arch Coal, Inc.	555,600	23,540,772
BG Group PLC sponsored ADR	383,000	25,615,040
CONSOL Energy, Inc.	743,400	34,731,648
Denbury Resources, Inc. (a)	318,400	10,083,728
Encore Acquisition Co. (a)	369,312	9,908,641
Energy Partners Ltd. (a)(d)	484,700	9,185,065
EOG Resources, Inc.	262,500	18,201,750
Hugoton Royalty Trust	35,311	1,048,737
Noble Energy, Inc.	94,900	4,447,014
Peabody Energy Corp.	644,000	35,903,000
Quicksilver Resources, Inc. (a)	195,300	7,188,993
Sasol Ltd. sponsored ADR	702,800	27,156,192
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	125,300	$ 7,426,531
XTO Energy, Inc.	405,200	17,938,204
		232,375,315
TOTAL ENERGY		542,116,534
FINANCIALS - 10.1%
Capital Markets - 3.0%
Daiwa Securities Group, Inc.	719,000	8,570,819
E*TRADE Financial Corp. (a)	809,700	18,477,354
Greenhill & Co., Inc. (d)	126,500	7,686,140
KKR Private Equity Investors, L.P. Restricted Depositary Units (e)	1,094,600	24,354,850
Lazard Ltd. Class A	293,100	11,841,240
Merrill Lynch & Co., Inc.	493,700	34,341,772
Nomura Holdings, Inc.	850,800	15,995,040
State Street Corp.	813,900	47,279,451
UBS AG (NY Shares)	492,700	54,049,190
		222,595,856
Commercial Banks - 0.9%
M&T Bank Corp.	60,600	7,145,952
PNC Financial Services Group, Inc.	313,500	21,998,295
Standard Chartered PLC (United Kingdom)	1,257,636	30,704,000
Wells Fargo & Co.	103,300	6,929,364
		66,777,611
Consumer Finance - 1.4%
American Express Co.	1,903,700	101,314,914
Diversified Financial Services - 0.5%
African Bank Investments Ltd.	2,293,768	8,954,333
FirstRand Ltd.	10,067,810	23,730,263
		32,684,596
Insurance - 3.1%
ACE Ltd.	114,000	5,767,260
AFLAC, Inc.	1,609,020	74,578,077
American International Group, Inc.	1,313,866	77,583,787
Aspen Insurance Holdings Ltd.	319,100	7,431,839
Axis Capital Holdings Ltd.	299,200	8,560,112
Platinum Underwriters Holdings Ltd.	187,700	5,251,846
Prudential Financial, Inc.	504,900	39,230,730
The St. Paul Travelers Companies, Inc.	182,500	8,135,850
		226,539,501
Real Estate Management & Development - 0.8%
Mitsui Fudosan Co. Ltd.	1,387,000	30,121,870
Tokyo Tatemono Co. Ltd. (a)	2,836,000	30,386,157
		60,508,027

	Shares	Value (Note 1)
Thrifts & Mortgage Finance - 0.4%
Countrywide Financial Corp.	809,900	$ 30,840,992
TOTAL FINANCIALS		741,261,497
HEALTH CARE - 18.0%
Biotechnology - 5.5%
Amgen, Inc. (a)	2,245,210	146,455,048
Amylin Pharmaceuticals, Inc. (a)(d)	1,007,225	49,726,698
Genentech, Inc. (a)	1,081,700	88,483,060
ImClone Systems, Inc. (a)(d)	974,600	37,658,544
MedImmune, Inc. (a)	529,000	14,335,900
OSI Pharmaceuticals, Inc. (a)	358,856	11,827,894
PDL BioPharma, Inc. (a)	1,076,611	19,820,409
Tanox, Inc. (a)(d)	1,611,400	22,285,662
Telik, Inc. (a)(d)	468,944	7,737,576
Theravance, Inc. (a)	296,500	6,783,920
		405,114,711
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	1,214,900	44,659,724
Becton, Dickinson & Co.	906,400	55,408,232
C.R. Bard, Inc.	613,500	44,945,010
		145,012,966
Health Care Providers & Services - 2.3%
AMN Healthcare Services, Inc. (a)	554,700	11,260,410
Cardinal Health, Inc.	680,500	43,776,565
Cross Country Healthcare, Inc. (a)	772,974	14,060,397
Humana, Inc. (a)	985,100	52,899,870
Medco Health Solutions, Inc. (a)	901,900	51,660,832
		173,658,074
Pharmaceuticals - 8.2%
Allergan, Inc.	645,400	69,225,604
Bristol-Myers Squibb Co.	1,481,000	38,298,660
Johnson & Johnson	3,939,320	236,044,054
Kos Pharmaceuticals, Inc. (a)	167,300	6,293,826
Merck & Co., Inc.	2,221,000	80,911,030
Pfizer, Inc.	781,304	18,337,205
Schering-Plough Corp.	3,415,400	64,995,062
Sepracor, Inc. (a)	182,200	10,410,908
Wyeth	1,725,200	76,616,132
		601,132,481
TOTAL HEALTH CARE		1,324,918,232
INDUSTRIALS - 11.9%
Aerospace & Defense - 1.4%
BAE Systems PLC	2,672,200	18,274,404
EADS NV	834,736	23,982,660
Precision Castparts Corp.	426,448	25,484,532
Rolls-Royce Group PLC	4,067,098	31,142,326
		98,883,922
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Air Freight & Logistics - 1.2%
FedEx Corp.	769,400	$ 89,912,084
Commercial Services & Supplies - 1.0%
Cintas Corp.	1,253,560	49,841,546
Equifax, Inc.	691,600	23,749,544
		73,591,090
Industrial Conglomerates - 4.9%
General Electric Co.	9,908,240	326,575,590
Textron, Inc.	397,000	36,595,460
		363,171,050
Machinery - 1.6%
Deere & Co.	717,500	59,904,075
Joy Global, Inc.	983,839	51,248,174
Watts Water Technologies, Inc. Class A	118,900	3,989,095
		115,141,344
Road & Rail - 1.5%
Burlington Northern Santa Fe Corp.	256,200	20,303,850
Canadian National Railway Co.	254,300	11,107,828
CSX Corp.	393,100	27,689,964
Norfolk Southern Corp.	492,600	26,216,172
Union Pacific Corp.	247,400	22,998,304
		108,316,118
Trading Companies & Distributors - 0.3%
UAP Holding Corp.	1,108,763	24,182,121
TOTAL INDUSTRIALS		873,197,729
INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 5.9%
Avaya, Inc. (a)	2,748,998	31,393,557
Cisco Systems, Inc. (a)	3,299,000	64,429,470
Corning, Inc. (a)	3,913,100	94,657,889
Harris Corp.	741,200	30,767,212
Juniper Networks, Inc. (a)	2,445,400	39,101,946
Motorola, Inc.	1,070,800	21,576,620
Nortel Networks Corp. (a)	12,304,400	27,522,351
QUALCOMM, Inc.	3,043,900	121,969,073
		431,418,118
Computers & Peripherals - 4.3%
Apple Computer, Inc. (a)	1,477,234	84,379,606
Dell, Inc. (a)	3,979,986	97,151,458
Lexmark International, Inc. Class A (a)	877,000	48,962,910
Network Appliance, Inc. (a)	1,206,715	42,597,040
Sun Microsystems, Inc. (a)	10,409,872	43,200,969
		316,291,983

	Shares	Value (Note 1)
Electronic Equipment & Instruments - 1.1%
Amphenol Corp. Class A	783,382	$ 43,838,057
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,877,709	36,306,246
		80,144,303
Internet Software & Services - 3.7%
aQuantive, Inc. (a)(d)	1,054,513	26,710,814
Bankrate, Inc. (a)	117,000	4,417,920
Digitas, Inc. (a)	1,308,807	15,208,337
eBay, Inc. (a)	1,924,800	56,377,392
Google, Inc. Class A (sub. vtg.) (a)	393,500	165,006,355
VeriSign, Inc. (a)	341,100	7,903,287
		275,624,105
IT Services - 2.7%
Cognizant Technology Solutions Corp. Class A (a)	511,900	34,486,703
First Data Corp.	2,078,700	93,624,648
Hewitt Associates, Inc. Class A (a)	848,900	19,083,272
Nomura Research Institute Ltd.	216,000	26,729,823
Satyam Computer Services Ltd. sponsored ADR	700,700	23,221,198
		197,145,644
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. (a)	515,300	12,583,626
MEMC Electronic Materials, Inc. (a)	846,700	31,751,250
PMC-Sierra, Inc. (a)	2,664,891	25,049,975
Samsung Electronics Co. Ltd.	60,140	38,225,382
		107,610,233
Software - 4.6%
Electronic Arts, Inc. (a)	172,671	7,431,760
Intuit, Inc. (a)	245,800	14,843,862
Microsoft Corp.	6,822,070	158,954,231
NAVTEQ Corp. (a)	915,000	40,882,200
Nippon System Development Co. Ltd.	814,300	28,252,314
Red Hat, Inc. (a)	833,642	19,507,223
SAP AG sponsored ADR	779,700	40,949,844
Take-Two Interactive Software, Inc. (a)(d)	2,526,150	26,928,759
		337,750,193
TOTAL INFORMATION TECHNOLOGY		1,745,984,579
MATERIALS - 1.8%
Chemicals - 1.8%
Ashland, Inc.	514,500	34,317,150
Chemtura Corp.	1,750,638	16,350,959
Monsanto Co.	857,800	72,218,182
Tokuyama Corp.	520,000	7,725,585
		130,611,876
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	687,400	$ 19,171,586
BellSouth Corp.	660,100	23,895,620
Embarq Corp. (a)	90,200	3,697,298
Verizon Communications, Inc.	1,247,700	41,785,473
		88,549,977
Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp.	1,804,011	36,062,180
Vodafone Group PLC sponsored ADR	978,400	20,839,920
		56,902,100
TOTAL TELECOMMUNICATION SERVICES		145,452,077
TOTAL COMMON STOCKS (Cost $6,178,101,048)		7,327,294,723
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	88,646	1
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(e)	826,000	8
TOTAL PREFERRED STOCKS (Cost $5,802,548)		9
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 5.11% (b)	9,879,444	9,879,444
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	73,942,400	73,942,400
TOTAL MONEY MARKET FUNDS (Cost $83,821,844)		83,821,844
Cash Equivalents - 0.1%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations) in a joint trading account at 4.51%, dated 6/30/06 due 7/3/06 (Cost $9,994,000)	$ 9,997,756	$ 9,994,000
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $6,277,719,440)	7,421,110,576
NET OTHER ASSETS - (1.1)%	(79,131,944)
NET ASSETS - 100%	$ 7,341,978,632
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,354,859 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 1,329,855
GeneProt, Inc. Series A	7/7/00	$ 4,472,693
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06 - 6/8/06	$ 26,981,829
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 842,905
Fidelity Securities Lending Cash Central Fund	468,741
Total	$ 1,311,646
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fred's, Inc. Class A	$ 36,494,326	$ -	$ 16,905,451	$ 76,838	$ -
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.0%
United Kingdom	3.2%
Japan	2.6%
Others (individually less than 1%)	7.2%
100.0%
Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $2,797,244,204 of which $554,823,752, $2,197,712,598 and $44,707,854 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $72,257,180 and repurchase agreements of $9,994,000) - See accompanying schedule: Unaffiliated issuers (cost $6,193,897,596)	$ 7,337,288,732
Affiliated Central Funds (cost $83,821,844)	83,821,844
Total Investments (cost $6,277,719,440)		$ 7,421,110,576
Cash		15,973
Foreign currency held at value (cost $522,902)		517,329
Receivable for investments sold		51,095,302
Receivable for fund shares sold		1,861,127
Dividends receivable		7,643,734
Interest receivable		88,428
Prepaid expenses		17,856
Other receivables		305,255
Total assets		7,482,655,580

Liabilities
Payable for investments purchased	$ 57,051,921
Payable for fund shares redeemed	5,007,002
Accrued management fee	3,426,122
Distribution fees payable	194,166
Other affiliated payables	763,640
Other payables and accrued expenses	291,697
Collateral on securities loaned, at value	73,942,400
Total liabilities		140,676,948

Net Assets		$ 7,341,978,632
Net Assets consist of:
Paid in capital		$ 8,423,186,366
Undistributed net investment income		18,118,612
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,242,713,534)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,143,387,188
Net Assets		$ 7,341,978,632

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($5,800,859,249 ÷ 172,803,678 shares)	$ 33.57

Service Class: Net Asset Value, offering price and redemption price per share ($905,722,815 ÷ 27,076,029 shares)	$ 33.45

Service Class 2: Net Asset Value, offering price and redemption price per share ($577,704,069 ÷ 17,403,268 shares)	$ 33.20

Service Class 2R: Net Asset Value, offering price and redemption price per share ($5,345,830 ÷ 161,700 shares)	$ 33.06

Investor Class: Net Asset Value, offering price and redemption price per share ($52,346,669 ÷ 1,562,364 shares)	$ 33.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Growth Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends (including $76,838 received from other affiliated issuers)		$ 47,400,914
Interest		51,708
Income from affiliated Central Funds (including $468,741 from security lending)		1,311,646
Total income		48,764,268

Expenses
Management fee	$ 23,468,482
Transfer agent fees	2,779,609
Distribution fees	1,499,793
Accounting and security lending fees	651,280
Independent trustees' compensation	16,349
Appreciation in deferred trustee compensation account	10,449
Custodian fees and expenses	152,055
Audit	52,532
Legal	54,120
Interest	24,410
Miscellaneous	227,081
Total expenses before reductions	28,936,160
Expense reductions	(525,246)	28,410,914
Net investment income (loss)		20,353,354
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	567,668,884
Other affiliated issuers	(5,030,133)
Foreign currency transactions	(229,262)
Total net realized gain (loss)		562,409,489
Change in net unrealized appreciation (depreciation) on: Investment securities	(534,476,754)
Assets and liabilities in foreign currencies	2,762
Total change in net unrealized appreciation (depreciation)		(534,473,992)
Net gain (loss)		27,935,497
Net increase (decrease) in net assets resulting from operations		$ 48,288,851

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,353,354	$ 29,190,123
Net realized gain (loss)	562,409,489	875,877,180
Change in net unrealized appreciation (depreciation)	(534,473,992)	(448,273,685)
Net increase (decrease) in net assets resulting from operations	48,288,851	456,793,618
Distributions to shareholders from net investment income	(29,989,011)	(43,821,998)
Share transactions - net increase (decrease)	(1,377,312,040)	(1,648,924,682)
Redemption fees	1,279	117
Total increase (decrease) in net assets	(1,359,010,921)	(1,235,952,945)

Net Assets
Beginning of period	8,700,989,553	9,936,942,498
End of period (including undistributed net investment income of $18,118,612 and undistributed net investment income of $27,754,269, respectively)	$ 7,341,978,632	$ 8,700,989,553

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 33.70	$ 32.01	$ 31.04	$ 23.44	$ 33.61	$ 43.66
Income from Investment Operations
Net investment income (loss) E	.09	.11	.15 F, J	.07	.07	.07
Net realized and unrealized gain (loss)	(.09) G	1.74	.90	7.60	(10.17)	(7.27)
Total from investment operations	-	1.85	1.05	7.67	(10.10)	(7.20)
Distributions from net investment income	(.13)	(.16)	(.08)	(.07)	(.07)	(.03)
Distributions from net realized gain	-	-	-	-	-	(2.82)
Total distributions	(.13)	(.16)	(.08)	(.07)	(.07)	(2.85)
Redemption fees added to paid in capital	- E, I	- E, I	- E, I	- E, I	- E, I	-
Net asset value, end of period	$ 33.57	$ 33.70	$ 32.01	$ 31.04	$ 23.44	$ 33.61
Total Return B, C, D	.00%	5.80%	3.38%	32.85%	(30.10)%	(17.67)%
Ratios to Average Net Assets H
Expenses before reductions	.66% A	.67%	.68%	.67%	.67%	.68%
Expenses net of fee waivers, if any	.66% A	.67%	.68%	.67%	.67%	.68%
Expenses net of all reductions	.65% A	.63%	.65%	.64%	.61%	.65%
Net investment income (loss)	.53% A	.36%	.47% J	.28%	.25%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,800,859	$ 6,726,655	$ 7,796,888	$ 8,594,509	$ 7,016,147	$ 11,458,659
Portfolio turnover rate	87% A	79%	72%	61%	90%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.08 per share.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 33.56	$ 31.88	$ 30.92	$ 23.34	$ 33.48	$ 43.51
Income from Investment Operations
Net investment income (loss) E	.07	.08	.11 F, J	.05	.04	.03
Net realized and unrealized gain (loss)	(.09) G	1.72	.90	7.58	(10.14)	(7.24)
Total from investment operations	(.02)	1.80	1.01	7.63	(10.10)	(7.21)
Distributions from net investment income	(.09)	(.12)	(.05)	(.05)	(.04)	-
Distributions from net realized gain	-	-	-	-	-	(2.82)
Total distributions	(.09)	(.12)	(.05)	(.05)	(.04)	(2.82)
Redemption fees added to paid in capital	- E, I	- E, I	- E, I	- E, I	- E, I	-
Net asset value, end of period	$ 33.45	$ 33.56	$ 31.88	$ 30.92	$ 23.34	$ 33.48
Total Return B, C, D	(.05)%	5.67%	3.26%	32.78%	(30.20)%	(17.74)%
Ratios to Average Net Assets H
Expenses before reductions	.76% A	.77%	.78%	.77%	.77%	.78%
Expenses net of fee waivers, if any	.76% A	.77%	.78%	.77%	.77%	.78%
Expenses net of all reductions	.75% A	.73%	.75%	.74%	.71%	.75%
Net investment income (loss)	.43% A	.26%	.37% J	.18%	.15%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 905,723	$ 1,086,172	$ 1,326,262	$ 1,401,298	$ 1,058,738	$ 1,655,758
Portfolio turnover rate	87% A	79%	72%	61%	90%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.08 per share.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 33.29	$ 31.64	$ 30.72	$ 23.21	$ 33.34	$ 43.43
Income from Investment Operations
Net investment income (loss) E	.05	.03	.07 F,J	.01	- I	(.02)
Net realized and unrealized gain (loss)	(.08) G	1.71	.89	7.53	(10.09)	(7.22)
Total from investment operations	(.03)	1.74	.96	7.54	(10.09)	(7.24)
Distributions from net investment income	(.06)	(.09)	(.04)	(.03)	(.04)	(.03)
Distributions from net realized gain	-	-	-	-	-	(2.82)
Total distributions	(.06)	(.09)	(.04)	(.03)	(.04)	(2.85)
Redemption fees added to paid in capital	- E, I	- E, I	- E, I	- E, I	- E, I	-
Net asset value, end of period	$ 33.20	$ 33.29	$ 31.64	$ 30.72	$ 23.21	$ 33.34
Total Return B, C, D	(.11)%	5.50%	3.12%	32.54%	(30.30)%	(17.87)%
Ratios to Average Net Assets H
Expenses before reductions	.92% A	.92%	.93%	.92%	.93%	.93%
Expenses net of fee waivers, if any	.92% A	.92%	.93%	.92%	.93%	.93%
Expenses net of all reductions	.90% A	.88%	.90%	.89%	.87%	.90%
Net investment income (loss)	.28% A	.11%	.22% J	.02%	(.01)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 577,704	$ 858,587	$ 811,126	$ 609,798	$ 238,543	$ 191,475
Portfolio turnover rate	87% A	79%	72%	61%	90%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.08 per share.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002 H
Net asset value, beginning of period	$ 33.18	$ 31.54	$ 30.65	$ 23.20	$ 31.05
Income from Investment Operations
Net investment income (loss) E	.05	.04	.07 F, K	.01	(.01)
Net realized and unrealized gain (loss)	(.09) G	1.70	.88	7.51	(7.84)
Total from investment operations	(.04)	1.74	.95	7.52	(7.85)
Distributions from net investment income	(.08)	(.10)	(.06)	(.07)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 33.06	$ 33.18	$ 31.54	$ 30.65	$ 23.20
Total Return B, C, D	(.12)%	5.52%	3.10%	32.54%	(25.28)%
Ratios to Average Net Assets I
Expenses before reductions	.91% A	.92%	.93%	.92%	.96% A
Expenses net of fee waivers, if any	.91% A	.92%	.93%	.92%	.96% A
Expenses net of all reductions	.90% A	.88%	.90%	.90%	.90% A
Net investment income (loss)	.28% A	.12%	.22% K	.02%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,346	$ 5,409	$ 2,667	$ 1,369	$ 210
Portfolio turnover rate	87% A	79%	72%	61%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.08 per share.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 33.67	$ 32.60
Income from Investment Operations
Net investment income (loss) E	.07	.03
Net realized and unrealized gain (loss)	(.10) F	1.04
Total from investment operations	(.03)	1.07
Distributions from net investment income	(.14)	-
Redemption fees added to paid in capital E, I	-	-
Net asset value, end of period	$ 33.50	$ 33.67
Total Return B, C, D	(.08)%	3.28%
Ratios to Average Net Assets H
Expenses before reductions	.79% A	.83% A
Expenses net of fee waivers, if any	.79% A	.83% A
Expenses net of all reductions	.78% A	.79% A
Net investment income (loss)	.40% A	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,347	$ 24,166
Portfolio turnover rate	87% A	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Growth & Income Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.9	4.1
American International Group, Inc.	3.4	3.2
Microsoft Corp.	3.0	4.4
Exxon Mobil Corp.	2.9	2.2
Bank of America Corp.	2.4	1.9
Johnson & Johnson	2.2	2.2
Schlumberger Ltd. (NY Shares)	1.8	1.4
Google, Inc. Class A (sub. vtg.)	1.6	0.9
United Technologies Corp.	1.5	1.4
Cisco Systems, Inc.	1.5	0.7
	25.2
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.0	19.3
Information Technology	18.7	18.4
Industrials	14.4	13.5
Health Care	14.0	15.8
Energy	9.8	8.8
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *	As of December 31, 2005 **
Stocks 97.8%	Stocks 96.0%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 4.0%
* Foreign investments	9.8%	** Foreign investments	9.5%

Semiannual Report

VIP Growth & Income Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.4%
Hotels, Restaurants & Leisure - 0.6%
Ctrip.com International Ltd. sponsored ADR	800	$ 40,840
Sonic Corp. (a)	131,950	2,743,241
Starbucks Corp. (a)	150,700	5,690,432
Wynn Resorts Ltd. (a)	17,800	1,304,740
		9,779,253
Household Durables - 0.5%
Beazer Homes USA, Inc.	100	4,587
Sharp Corp.	305,000	4,819,227
Whirlpool Corp.	32,000	2,644,800
		7,468,614
Media - 1.9%
Clear Channel Communications, Inc.	85,000	2,630,750
E.W. Scripps Co. Class A	81,600	3,520,224
Lamar Advertising Co. Class A (a)	46,000	2,477,560
News Corp. Class B	704,300	14,212,774
Scholastic Corp. (a)	38,672	1,004,312
The Walt Disney Co.	106,900	3,207,000
Time Warner, Inc.	146,800	2,539,640
		29,592,260
Multiline Retail - 0.9%
Target Corp.	275,300	13,453,911
Specialty Retail - 2.4%
Best Buy Co., Inc.	71,000	3,893,640
Chico's FAS, Inc. (a)	34,900	941,602
Esprit Holdings Ltd.	288,000	2,351,096
Home Depot, Inc.	222,000	7,945,380
J. Crew Group, Inc.	3,800	104,310
Lowe's Companies, Inc.	2,000	121,340
PETsMART, Inc.	160,000	4,096,000
Staples, Inc.	409,502	9,959,089
Tiffany & Co., Inc.	106,700	3,523,234
TJX Companies, Inc.	164,600	3,762,756
		36,698,447
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	62,000	2,297,720
TOTAL CONSUMER DISCRETIONARY		99,290,205
CONSUMER STAPLES - 6.8%
Beverages - 1.3%
PepsiCo, Inc.	331,300	19,891,252
Food & Staples Retailing - 1.0%
CVS Corp.	397,300	12,197,110
Safeway, Inc.	100,800	2,620,800
		14,817,910
Food Products - 0.8%
Nestle SA sponsored ADR	166,600	12,978,140

	Shares	Value (Note 1)
Household Products - 2.3%
Colgate-Palmolive Co.	240,400	$ 14,399,960
Procter & Gamble Co.	364,700	20,277,320
		34,677,280
Tobacco - 1.4%
Altria Group, Inc.	300,460	22,062,778
TOTAL CONSUMER STAPLES		104,427,360
ENERGY - 9.8%
Energy Equipment & Services - 4.9%
Baker Hughes, Inc.	38,600	3,159,410
Cameron International Corp. (a)	264,700	12,644,719
ENSCO International, Inc.	14,200	653,484
Halliburton Co.	317,000	23,524,570
Schlumberger Ltd. (NY Shares)	435,900	28,381,449
Smith International, Inc.	187,300	8,329,231
		76,692,863
Oil, Gas & Consumable Fuels - 4.9%
ConocoPhillips	900	58,977
Exxon Mobil Corp.	720,300	44,190,405
Peabody Energy Corp.	144,300	8,044,725
Plains Exploration & Production Co. (a)	139,100	5,639,114
Ultra Petroleum Corp. (a)	98,590	5,843,429
Valero Energy Corp.	171,600	11,414,832
		75,191,482
TOTAL ENERGY		151,884,345
FINANCIALS - 21.0%
Capital Markets - 2.6%
Ameriprise Financial, Inc.	119,100	5,320,197
Charles Schwab Corp.	298,400	4,768,432
Franklin Resources, Inc.	38,000	3,298,780
Goldman Sachs Group, Inc.	27,600	4,151,868
Investors Financial Services Corp.	111,300	4,997,370
Merrill Lynch & Co., Inc.	6,246	434,472
Nomura Holdings, Inc. sponsored ADR	325,620	6,121,656
State Street Corp.	159,500	9,265,355
TD Ameritrade Holding Corp.	84,000	1,244,040
		39,602,170
Commercial Banks - 2.5%
Bank of China Ltd. (H Shares)	1,217,000	552,380
Mitsui Trust Holdings, Inc.	1,000	12,017
Mizuho Financial Group, Inc.	245	2,074,765
Standard Chartered PLC (United Kingdom)	269,451	6,578,393
Sumitomo Mitsui Financial Group, Inc.	180	1,903,430
Wachovia Corp.	171,400	9,269,312
Wells Fargo & Co.	267,000	17,910,360
		38,300,657
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Consumer Finance - 1.7%
American Express Co.	193,400	$ 10,292,748
Capital One Financial Corp. (d)	195,000	16,662,750
		26,955,498
Diversified Financial Services - 3.7%
Bank of America Corp.	777,400	37,392,940
Citigroup, Inc.	274,400	13,237,056
NETeller PLC (a)	99,200	1,093,513
The NASDAQ Stock Market, Inc. (a)	173,800	5,196,620
		56,920,129
Insurance - 8.9%
ACE Ltd.	129,300	6,541,287
AFLAC, Inc.	86,400	4,004,640
American International Group, Inc.	878,605	51,881,625
Berkshire Hathaway, Inc. Class A (a)	86	7,882,674
Endurance Specialty Holdings Ltd.	59,300	1,897,600
Everest Re Group Ltd.	81,400	7,046,798
Fidelity National Title Group, Inc. Class A (d)	186,100	3,660,587
Hartford Financial Services Group, Inc.	173,900	14,711,940
Lincoln National Corp.	104,400	5,892,336
National Financial Partners Corp.	175,900	7,794,129
PartnerRe Ltd.	46,400	2,971,920
Prudential Financial, Inc.	139,800	10,862,460
W.R. Berkley Corp.	185,500	6,331,115
XL Capital Ltd. Class A	101,700	6,234,210
		137,713,321
Real Estate Investment Trusts - 0.3%
Equity Residential (SBI)	74,200	3,318,966
Vornado Realty Trust	15,900	1,551,045
		4,870,011
Real Estate Management & Development - 0.1%
Mitsui Fudosan Co. Ltd.	100,000	2,171,728
Thrifts & Mortgage Finance - 1.2%
Countrywide Financial Corp.	38,800	1,477,504
Freddie Mac	400	22,804
Golden West Financial Corp., Delaware	129,500	9,608,900
Hudson City Bancorp, Inc.	434,800	5,795,884
Washington Mutual, Inc.	34,800	1,586,184
		18,491,276
TOTAL FINANCIALS		325,024,790
HEALTH CARE - 14.0%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	12,800	462,336
Amgen, Inc. (a)	108,600	7,083,978
Biogen Idec, Inc. (a)	62,800	2,909,524
Celgene Corp. (a)	22,700	1,076,661
Cephalon, Inc. (a)	41,800	2,512,180

	Shares	Value (Note 1)
Genentech, Inc. (a)	19,900	$ 1,627,820
Gilead Sciences, Inc. (a)	108,300	6,407,028
PDL BioPharma, Inc. (a)	297,900	5,484,339
		27,563,866
Health Care Equipment & Supplies - 2.2%
Alcon, Inc.	6,700	660,285
Baxter International, Inc.	200,700	7,377,732
Becton, Dickinson & Co.	143,400	8,766,042
C.R. Bard, Inc.	55,000	4,029,300
Conor Medsystems, Inc. (a)	83,100	2,292,729
Cooper Companies, Inc.	89,368	3,958,109
DJ Orthopedics, Inc. (a)	105,400	3,881,882
St. Jude Medical, Inc. (a)	110,170	3,571,711
		34,537,790
Health Care Providers & Services - 2.4%
Brookdale Senior Living, Inc.	1,000	44,740
Chemed Corp.	31,000	1,690,430
Health Net, Inc. (a)	133,600	6,034,712
Healthways, Inc. (a)	8,800	463,232
Henry Schein, Inc. (a)	140,600	6,570,238
I-trax, Inc. (a)	249,800	781,874
UnitedHealth Group, Inc.	479,600	21,476,488
		37,061,714
Health Care Technology - 0.3%
Emdeon Corp. (a)	187,300	2,324,393
IMS Health, Inc.	99,100	2,660,835
		4,985,228
Life Sciences Tools & Services - 1.6%
Affymetrix, Inc. (a)	124,600	3,189,760
Charles River Laboratories International, Inc. (a)	156,800	5,770,240
Invitrogen Corp. (a)	157,400	10,399,418
Millipore Corp. (a)	37,900	2,387,321
Waters Corp. (a)	76,800	3,409,920
		25,156,659
Pharmaceuticals - 5.7%
Johnson & Johnson	571,000	34,214,320
Merck & Co., Inc.	262,300	9,555,589
Novartis AG sponsored ADR	115,400	6,222,368
Pfizer, Inc.	378,000	8,871,660
Roche Holding AG (participation certificate)	76,482	12,643,773
Sepracor, Inc. (a)	30,100	1,719,914
Wyeth	326,700	14,508,747
		87,736,371
TOTAL HEALTH CARE		217,041,628
INDUSTRIALS - 14.4%
Aerospace & Defense - 3.8%
Aviall, Inc. (a)	155,400	7,384,608
EDO Corp.	186,100	4,529,674
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	488,500	$ 19,686,550
L-3 Communications Holdings, Inc.	31,000	2,338,020
The Boeing Co.	12,200	999,302
United Technologies Corp.	380,900	24,156,678
		59,094,832
Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	40,988	2,295,738
FedEx Corp.	76,100	8,893,046
		11,188,784
Airlines - 0.2%
UAL Corp. (a)	94,700	2,937,594
Commercial Services & Supplies - 0.3%
Robert Half International, Inc.	58,000	2,436,000
Services Acquisition Corp. International (a)	297,600	2,946,240
		5,382,240
Electrical Equipment - 0.4%
Evergreen Solar, Inc. (a)	120,000	1,557,600
Suntech Power Holdings Co. Ltd. sponsored ADR	84,600	2,389,950
Vestas Wind Systems AS (a)	63,800	1,745,187
		5,692,737
Industrial Conglomerates - 6.3%
3M Co.	87,100	7,035,067
General Electric Co.	2,285,900	75,343,262
McDermott International, Inc. (a)	326,150	14,830,041
		97,208,370
Machinery - 1.2%
Danaher Corp.	52,500	3,376,800
Deere & Co.	135,600	11,321,244
Pentair, Inc.	110,500	3,777,995
		18,476,039
Road & Rail - 1.5%
Laidlaw International, Inc.	189,500	4,775,400
Landstar System, Inc.	82,900	3,915,367
Norfolk Southern Corp.	269,700	14,353,434
		23,044,201
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	14,900	474,565
TOTAL INDUSTRIALS		223,499,362
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 4.7%
Alcatel SA sponsored ADR (a)	330,500	4,167,605
Cisco Systems, Inc. (a)	1,218,200	23,791,446
Comverse Technology, Inc. (a)	179,665	3,551,977

	Shares	Value (Note 1)
Corning, Inc. (a)	585,000	$ 14,151,150
Harris Corp.	117,800	4,889,878
Juniper Networks, Inc. (a)	149,100	2,384,109
Lucent Technologies, Inc. (a)	711,100	1,720,862
Motorola, Inc.	440,400	8,874,060
Nortel Networks Corp. (a)	1,207,700	2,701,371
QUALCOMM, Inc.	104,600	4,191,322
Research In Motion Ltd. (a)	32,100	2,236,407
		72,660,187
Computers & Peripherals - 2.1%
Apple Computer, Inc. (a)	149,000	8,510,880
Dell, Inc. (a)	300	7,323
EMC Corp. (a)	434,500	4,766,465
Hewlett-Packard Co.	472,500	14,968,800
Network Appliance, Inc. (a)	96,600	3,409,980
Sun Microsystems, Inc. (a)	113,000	468,950
		32,132,398
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	269,314	8,499,550
Internet Software & Services - 2.9%
eBay, Inc. (a)	156,500	4,583,885
Google, Inc. Class A (sub. vtg.) (a)	59,500	24,950,135
Move, Inc. (a)	73,600	403,328
Yahoo!, Inc. (a)	478,600	15,793,800
		45,731,148
IT Services - 0.8%
First Data Corp.	147,200	6,629,888
Mastercard, Inc. Class A	800	38,400
Paychex, Inc.	147,800	5,761,244
		12,429,532
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	180,100	5,788,414
Applied Materials, Inc.	646,300	10,521,764
ARM Holdings PLC sponsored ADR	125,000	782,500
ASML Holding NV (NY Shares) (a)	900	18,198
ATI Technologies, Inc. (a)	205,300	2,993,084
Broadcom Corp. Class A (a)	100,500	3,020,025
FormFactor, Inc. (a)	20,000	892,600
Freescale Semiconductor, Inc. Class A (a)	155,400	4,506,600
Intel Corp.	479,400	9,084,630
Lam Research Corp. (a)	4,900	228,438
Maxim Integrated Products, Inc.	114,000	3,660,540
Microchip Technology, Inc.	92,900	3,116,795
National Semiconductor Corp.	100,000	2,385,000
Renewable Energy Corp. AS	70,900	1,013,850
Samsung Electronics Co. Ltd.	4,350	2,764,889
		50,777,327
Software - 4.4%
Adobe Systems, Inc. (a)	81,400	2,471,304
BEA Systems, Inc. (a)	226,800	2,968,812
Cognos, Inc. (a)	87,900	2,497,171
FileNET Corp. (a)	153,100	4,122,983
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Mercury Interactive Corp. (a)	69,700	$ 2,437,409
Microsoft Corp.	2,015,200	46,954,160
Oracle Corp. (a)	311,200	4,509,288
Symantec Corp. (a)	99,200	1,541,568
		67,502,695
TOTAL INFORMATION TECHNOLOGY		289,732,837
MATERIALS - 3.2%
Chemicals - 2.1%
Ashland, Inc.	145,100	9,678,170
Monsanto Co.	106,910	9,000,753
Praxair, Inc.	260,200	14,050,800
		32,729,723
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	206,300	3,457,588
Smurfit-Stone Container Corp. (a)	230,000	2,516,200
		5,973,788
Metals & Mining - 0.7%
Alcoa, Inc.	172,000	5,565,920
Newmont Mining Corp.	88,000	4,657,840
		10,223,760
TOTAL MATERIALS		48,927,271
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	630,800	17,593,012
Qwest Communications International, Inc. (a)	599,900	4,853,191
Verizon Communications, Inc.	200,800	6,724,792
		29,170,995
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	148,700	4,627,544
Sprint Nextel Corp.	125,366	2,506,066
		7,133,610
TOTAL TELECOMMUNICATION SERVICES		36,304,605

	Shares	Value (Note 1)
UTILITIES - 1.1%
Electric Utilities - 0.5%
Exelon Corp.	135,500	$ 7,700,465
Independent Power Producers & Energy Traders - 0.6%
TXU Corp.	164,800	9,853,392
Multi-Utilities - 0.0%
Public Service Enterprise Group, Inc.	100	6,612
TOTAL UTILITIES		17,560,469
TOTAL COMMON STOCKS (Cost $1,423,701,684)		1,513,692,872
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 5.11% (b)	55,663,526	55,663,526
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	2,022,500	2,022,500
TOTAL MONEY MARKET FUNDS (Cost $57,686,026)		57,686,026
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,481,387,710)		1,571,378,898
NET OTHER ASSETS - (1.5)%		(23,004,419)
NET ASSETS - 100%		$ 1,548,374,479
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,328,221
Fidelity Securities Lending Cash Central Fund	46,839
Total	$ 1,375,060

See accompanying notes which are an integral part of the financial statements.

VIP Growth & Income Portfolio

VIP Growth & Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,964,420) - See accompanying schedule: Unaffiliated issuers (cost $1,423,701,684)	$ 1,513,692,872
Affiliated Central Funds (cost $57,686,026)	57,686,026
Total Investments (cost $1,481,387,710)		$ 1,571,378,898
Cash		32,316
Receivable for investments sold		17,527,805
Receivable for fund shares sold		633,923
Dividends receivable		1,369,569
Interest receivable		219,933
Prepaid expenses		3,059
Other receivables		16,129
Total assets		1,591,181,632

Liabilities
Payable for investments purchased	$ 38,528,113
Payable for fund shares redeemed	1,295,477
Accrued management fee	594,231
Distribution fees payable	155,018
Other affiliated payables	130,550
Other payables and accrued expenses	81,264
Collateral on securities loaned, at value	2,022,500
Total liabilities		42,807,153

Net Assets		$ 1,548,374,479
Net Assets consist of:
Paid in capital		$ 1,427,448,334
Undistributed net investment income		6,643,045
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		24,292,058
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		89,991,042
Net Assets		$ 1,548,374,479

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($545,037,904 ÷ 37,627,654 shares)	$ 14.49

Service Class: Net Asset Value, offering price and redemption price per share ($366,736,151 ÷ 25,480,476 shares)	$ 14.39

Service Class 2: Net Asset Value, offering price and redemption price per share ($606,460,944 ÷ 42,501,928 shares)	$ 14.27

Investor Class: Net Asset Value, offering price and redemption price per share ($30,139,480 ÷ 2,085,081 shares)	$ 14.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Growth & Income Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 10,901,587
Interest		17
Income from affiliated Central Funds (including $46,839 from security lending)		1,375,060
Total income		12,276,664

Expenses
Management fee	$ 3,754,663
Transfer agent fees	558,960
Distribution fees	966,742
Accounting and security lending fees	265,578
Independent trustees' compensation	3,107
Custodian fees and expenses	22,383
Audit	29,276
Legal	1,730
Miscellaneous	46,489
Total expenses before reductions	5,648,928
Expense reductions	(39,787)	5,609,141
Net investment income (loss)		6,667,523
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,503,135
Foreign currency transactions	15,509
Total net realized gain (loss)		28,518,644
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,213,131)
Assets and liabilities in foreign currencies	(146)
Total change in net unrealized appreciation (depreciation)		(8,213,277)
Net gain (loss)		20,305,367
Net increase (decrease) in net assets resulting from operations		$ 26,972,890

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,667,523	$ 13,322,605
Net realized gain (loss)	28,518,644	199,886,436
Change in net unrealized appreciation (depreciation)	(8,213,277)	(101,373,471)
Net increase (decrease) in net assets resulting from operations	26,972,890	111,835,570
Distributions to shareholders from net investment income	(13,053,684)	(22,706,700)
Distributions to shareholders from net realized gain	(41,055,466)	-
Total distributions	(54,109,150)	(22,706,700)
Share transactions - net increase (decrease)	(21,469,205)	(123,504,452)
Total increase (decrease) in net assets	(48,605,465)	(34,375,582)

Net Assets
Beginning of period	1,596,979,944	1,631,355,526
End of period (including undistributed net investment income of $6,643,045 and undistributed net investment income of $13,071,943, respectively)	$ 1,548,374,479	$ 1,596,979,944

See accompanying notes which are an integral part of the financial statements.

VIP Growth & Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.75	$ 13.91	$ 13.26	$ 10.86	$ 13.19	$ 15.26
Income from Investment Operations
Net investment income (loss) E	.07	.13	.21 F	.12	.15	.18
Net realized and unrealized gain (loss)	.19	.92	.56	2.42	(2.32)	(1.45)
Total from investment operations	.26	1.05	.77	2.54	(2.17)	(1.27)
Distributions from net investment income	(.14)	(.21)	(.12)	(.14)	(.16)	(.19)
Distributions from net realized gain	(.38)	-	-	-	-	(.61)
Total distributions	(.52)	(.21)	(.12)	(.14)	(.16)	(.80)
Net asset value, end of period	$ 14.49	$ 14.75	$ 13.91	$ 13.26	$ 10.86	$ 13.19
Total Return B, C, D	1.73%	7.63%	5.80%	23.77%	(16.61)%	(8.75)%
Ratios to Average Net Assets G
Expenses before reductions	.58% A	.59%	.60%	.59%	.59%	.58%
Expenses net of fee waivers, if any	.58% A	.59%	.60%	.59%	.59%	.58%
Expenses net of all reductions	.58% A	.54%	.60%	.59%	.58%	.56%
Net investment income (loss)	.95% A	.97%	1.58%	1.02%	1.30%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 545,038	$ 606,102	$ 704,460	$ 785,494	$ 638,124	$ 893,359
Portfolio turnover rate	125% A	206%	23%	25%	43%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.05 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.66	$ 13.83	$ 13.18	$ 10.80	$ 13.12	$ 15.19
Income from Investment Operations
Net investment income (loss) E	.06	.12	.19 F	.11	.14	.16
Net realized and unrealized gain (loss)	.17	.91	.57	2.40	(2.31)	(1.44)
Total from investment operations	.23	1.03	.76	2.51	(2.17)	(1.28)
Distributions from net investment income	(.12)	(.20)	(.11)	(.13)	(.15)	(.18)
Distributions from net realized gain	(.38)	-	-	-	-	(.61)
Total distributions	(.50)	(.20)	(.11)	(.13)	(.15)	(.79)
Net asset value, end of period	$ 14.39	$ 14.66	$ 13.83	$ 13.18	$ 10.80	$ 13.12
Total Return B, C, D	1.58%	7.53%	5.75%	23.60%	(16.69)%	(8.85)%
Ratios to Average Net Assets G
Expenses before reductions	.68% A	.69%	.70%	.69%	.69%	.68%
Expenses net of fee waivers, if any	.68% A	.69%	.70%	.69%	.69%	.68%
Expenses net of all reductions	.67% A	.64%	.70%	.69%	.68%	.66%
Net investment income (loss)	.85% A	.87%	1.48%	.92%	1.20%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 366,736	$ 384,527	$ 401,392	$ 357,585	$ 250,160	$ 281,194
Portfolio turnover rate	125% A	206%	23%	25%	43%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.05 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.53	$ 13.71	$ 13.09	$ 10.73	$ 13.07	$ 15.17
Income from Investment Operations
Net investment income (loss) E	.05	.10	.17 F	.09	.12	.14
Net realized and unrealized gain (loss)	.18	.90	.55	2.39	(2.30)	(1.44)
Total from investment operations	.23	1.00	.72	2.48	(2.18)	(1.30)
Distributions from net investment income	(.11)	(.18)	(.10)	(.12)	(.16)	(.19)
Distributions from net realized gain	(.38)	-	-	-	-	(.61)
Total distributions	(.49)	(.18)	(.10)	(.12)	(.16)	(.80)
Net asset value, end of period	$ 14.27	$ 14.53	$ 13.71	$ 13.09	$ 10.73	$ 13.07
Total Return B, C, D	1.54%	7.40%	5.52%	23.44%	(16.84)%	(9.01)%
Ratios to Average Net Assets G
Expenses before reductions	.83% A	.84%	.85%	.85%	.85%	.84%
Expenses net of fee waivers, if any	.83% A	.84%	.85%	.85%	.85%	.84%
Expenses net of all reductions	.82% A	.79%	.85%	.84%	.84%	.82%
Net investment income (loss)	.70% A	.70%	1.33%	.76%	1.05%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 606,461	$ 596,787	$ 525,504	$ 341,989	$ 140,890	$ 76,237
Portfolio turnover rate	125% A	206%	23%	25%	43%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.05 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.74	$ 13.64
Income from Investment Operations
Net investment income (loss) E	.06	.03
Net realized and unrealized gain (loss)	.17	1.07
Total from investment operations	.23	1.10
Distributions from net investment income	(.14)	-
Distributions from net realized gain	(.38)	-
Total distributions	(.52)	-
Net asset value, end of period	$ 14.45	$ 14.74
Total Return B, C, D	1.57%	8.06%
Ratios to Average Net Assets G
Expenses before reductions	.73% A	.78% A
Expenses net of fee waivers, if any	.73% A	.78% A
Expenses net of all reductions	.72% A	.72% A
Net investment income (loss)	.80% A	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,139	$ 9,564
Portfolio turnover rate	125% A	206%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Growth & Income Portfolio

VIP Growth Opportunities Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	12.7	8.4
eBay, Inc.	8.5	5.8
UnitedHealth Group, Inc.	5.2	4.8
Yahoo!, Inc.	4.6	5.4
First Data Corp.	2.7	1.3
Apple Computer, Inc.	2.3	1.1
Cognizant Technology Solutions Corp. Class A	2.3	0.0
Legg Mason, Inc.	2.2	0.1
Genentech, Inc.	2.2	0.5
The Walt Disney Co.	2.1	1.0
	44.8
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	43.7	30.0
Health Care	17.1	12.7
Consumer Discretionary	12.9	26.0
Financials	10.2	8.8
Energy	5.0	10.1
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stocks 95.9%		Stocks 99.3%
	Short-Term Investments and Net Other Assets 4.1%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	9.3%	**Foreign investments	9.3%

Semiannual Report

VIP Growth Opportunities Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.9%
Automobiles - 0.2%
Renault SA	9,300	$ 999,311
Distributors - 0.1%
Keystone Automotive Industries, Inc. (a)	15,500	654,410
Hotels, Restaurants & Leisure - 3.8%
Las Vegas Sands Corp. (a)	139,100	10,830,326
Life Time Fitness, Inc. (a)	14,700	680,169
MGM MIRAGE (a)	2,300	93,840
Starwood Hotels & Resorts Worldwide, Inc.	6,500	392,210
Wynn Resorts Ltd. (a)(d)	119,600	8,766,680
		20,763,225
Household Durables - 0.2%
Garmin Ltd.	1,600	168,704
Whirlpool Corp.	11,600	958,740
		1,127,444
Internet & Catalog Retail - 0.6%
Coldwater Creek, Inc. (a)	15,500	414,780
NutriSystem, Inc. (a)(d)	38,700	2,404,431
Submarino SA	2,900	58,244
VistaPrint Ltd.	16,000	427,840
		3,305,295
Media - 3.4%
News Corp. Class B	54,300	1,095,774
Omnicom Group, Inc.	5,100	454,359
The Walt Disney Co.	387,300	11,619,000
Univision Communications, Inc. Class A (a)(d)	168,400	5,641,400
		18,810,533
Multiline Retail - 0.3%
Sears Holdings Corp. (a)	12,000	1,858,080
Specialty Retail - 4.1%
Best Buy Co., Inc.	36,400	1,996,176
Chico's FAS, Inc. (a)	288,000	7,770,240
Circuit City Stores, Inc.	170,500	4,641,010
Gamestop Corp. Class B (a)	21,600	739,800
Guitar Center, Inc. (a)	7,700	342,419
Home Depot, Inc.	31,600	1,130,964
J. Crew Group, Inc.	1,300	35,685
Lowe's Companies, Inc.	3,400	206,278
Staples, Inc.	30,900	751,488
Urban Outfitters, Inc. (a)	23,200	405,768
Zumiez, Inc. (a)	110,746	4,160,727
		22,180,555

	Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc. (a)	28,000	$ 837,200
Under Armour, Inc. Class A (sub. vtg.)	600	25,572
		862,772
TOTAL CONSUMER DISCRETIONARY		70,561,625
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Whole Foods Market, Inc.	766	49,514
ENERGY - 5.0%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	21,100	1,727,035
BJ Services Co.	54,200	2,019,492
GlobalSantaFe Corp.	28,000	1,617,000
Grant Prideco, Inc. (a)	14,200	635,450
Halliburton Co.	50,900	3,777,289
National Oilwell Varco, Inc. (a)	28,900	1,829,948
Noble Corp.	15,500	1,153,510
Schlumberger Ltd. (NY Shares)	47,100	3,066,681
Transocean, Inc. (a)	33,500	2,690,720
		18,517,125
Oil, Gas & Consumable Fuels - 1.6%
Exxon Mobil Corp.	24,200	1,484,670
Massey Energy Co.	15,500	558,000
Peabody Energy Corp.	64,901	3,618,231
Ultra Petroleum Corp. (a)	23,200	1,375,064
Valero Energy Corp.	25,700	1,709,564
		8,745,529
TOTAL ENERGY		27,262,654
FINANCIALS - 10.2%
Capital Markets - 4.9%
E*TRADE Financial Corp. (a)	114,600	2,615,172
Goldman Sachs Group, Inc.	2,600	391,118
Lazard Ltd. Class A	49,200	1,987,680
Legg Mason, Inc.	123,200	12,260,864
Merrill Lynch & Co., Inc.	63,100	4,389,236
optionsXpress Holdings, Inc.	96,800	2,256,408
TD Ameritrade Holding Corp.	201,710	2,987,325
		26,887,803
Commercial Banks - 0.5%
ICICI Bank Ltd. sponsored ADR	54,300	1,284,195
Mizuho Financial Group, Inc.	38	321,800
Standard Chartered PLC (United Kingdom)	35,534	867,529
Sumitomo Mitsui Financial Group, Inc.	30	317,238
		2,790,762
Diversified Financial Services - 4.3%
Chicago Mercantile Exchange Holdings, Inc. Class A	4,300	2,111,945
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
IntercontinentalExchange, Inc.	80,050	$ 4,638,097
Moody's Corp.	164,300	8,947,778
NETeller PLC (a)	263,148	2,900,764
The NASDAQ Stock Market, Inc. (a)	171,335	5,122,917
		23,721,501
Insurance - 0.4%
ACE Ltd.	37,230	1,883,466
Aspen Insurance Holdings Ltd.	2,400	55,896
Montpelier Re Holdings Ltd.	1,500	25,935
		1,965,297
Thrifts & Mortgage Finance - 0.1%
Countrywide Financial Corp.	15,500	590,240
TOTAL FINANCIALS		55,955,603
HEALTH CARE - 17.1%
Biotechnology - 4.8%
Amgen, Inc. (a)	47,500	3,098,425
Celgene Corp. (a)	161,900	7,678,917
Genentech, Inc. (a)	144,700	11,836,460
Gilead Sciences, Inc. (a)	46,500	2,750,940
Vertex Pharmaceuticals, Inc. (a)	15,500	569,005
		25,933,747
Health Care Equipment & Supplies - 2.2%
Advanced Medical Optics, Inc. (a)	31,000	1,571,700
Alcon, Inc.	35,000	3,449,250
Boston Scientific Corp. (a)	27,100	456,364
C.R. Bard, Inc.	22,700	1,663,002
Intuitive Surgical, Inc. (a)	37,841	4,464,103
Inverness Medical Innovations, Inc. (a)	14,600	412,158
		12,016,577
Health Care Providers & Services - 7.0%
Humana, Inc. (a)	35,500	1,906,350
Nighthawk Radiology Holdings, Inc.	66,900	1,200,186
Omnicare, Inc.	116,400	5,519,688
UnitedHealth Group, Inc.	632,705	28,332,530
WellPoint, Inc. (a)	21,100	1,535,447
		38,494,201
Health Care Technology - 0.0%
WebMD Health Corp. Class A	4,400	208,120
Life Sciences Tools & Services - 0.1%
Exelixis, Inc. (a)	61,900	622,095
Pharmaceuticals - 3.0%
Allergan, Inc.	106,400	11,412,464

	Shares	Value (Note 1)
Roche Holding AG (participation certificate)	12,452	$ 2,058,527
Sepracor, Inc. (a)	54,400	3,108,416
		16,579,407
TOTAL HEALTH CARE		93,854,147
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.1%
Honeywell International, Inc.	17,100	689,130
Airlines - 0.6%
AirTran Holdings, Inc. (a)	46,800	695,448
AMR Corp. (a)	62,100	1,578,582
Republic Airways Holdings, Inc. (a)	23,332	397,111
Ryanair Holdings PLC sponsored ADR (a)	6,300	332,136
		3,003,277
Construction & Engineering - 1.6%
Fluor Corp.	88,800	8,252,184
Foster Wheeler Ltd. (a)	15,500	669,600
		8,921,784
Electrical Equipment - 0.4%
ABB Ltd. sponsored ADR	42,600	552,096
Energy Conversion Devices, Inc. (a)	31,000	1,129,330
Rockwell Automation, Inc.	7,100	511,271
		2,192,697
Industrial Conglomerates - 0.8%
General Electric Co.	134,750	4,441,360
Machinery - 0.1%
Joy Global, Inc.	4,900	255,241
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	25,600	2,028,800
Norfolk Southern Corp.	14,700	782,334
		2,811,134
TOTAL INDUSTRIALS		22,314,623
INFORMATION TECHNOLOGY - 43.7%
Communications Equipment - 5.9%
ADC Telecommunications, Inc. (a)	23,200	391,152
Cisco Systems, Inc. (a)	46,500	908,145
Corning, Inc. (a)	15,500	374,945
F5 Networks, Inc. (a)	29,700	1,588,356
JDS Uniphase Corp. (a)	77,500	196,075
Juniper Networks, Inc. (a)	31,350	501,287
Motorola, Inc.	187,480	3,777,722
Nokia Corp. sponsored ADR	94,900	1,922,674
Nortel Networks Corp. (a)	231,800	518,488
QUALCOMM, Inc.	271,700	10,887,019
Redback Networks, Inc. (a)	15,500	284,270
Research In Motion Ltd. (a)	156,670	10,915,199
Tellabs, Inc. (a)	15,500	206,305
		32,471,637
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.8%
Apple Computer, Inc. (a)	215,500	$ 12,309,360
Network Appliance, Inc. (a)	64,900	2,290,970
Rackable Systems, Inc.	15,600	616,044
		15,216,374
Electronic Equipment & Instruments - 0.0%
Sunpower Corp. Class A	500	14,010
Internet Software & Services - 26.0%
aQuantive, Inc. (a)	14,600	369,818
eBay, Inc. (a)(d)	1,598,200	46,811,278
Google, Inc. Class A (sub. vtg.) (a)	165,900	69,566,846
NHN Corp. (a)	1,544	537,072
Yahoo! Japan Corp.	234	123,927
Yahoo!, Inc. (a)	756,100	24,951,300
		142,360,241
IT Services - 6.1%
Cognizant Technology Solutions Corp. Class A (a)	181,800	12,247,866
First Data Corp.	321,600	14,484,864
Infosys Technologies Ltd. sponsored ADR	36,500	2,788,965
Paychex, Inc.	46,400	1,808,672
Satyam Computer Services Ltd. sponsored ADR	38,700	1,282,518
SRA International, Inc. Class A (a)	27,400	729,662
		33,342,547
Semiconductors & Semiconductor Equipment - 2.2%
Broadcom Corp. Class A (a)	131,750	3,959,088
Freescale Semiconductor, Inc. Class B (a)	36,186	1,063,868
Linear Technology Corp.	19,300	646,357
Marvell Technology Group Ltd. (a)	115,900	5,137,847
National Semiconductor Corp.	38,300	913,455
Texas Instruments, Inc.	10,100	305,929
		12,026,544
Software - 0.7%
Activision, Inc. (a)	103,166	1,174,029
Ansys, Inc. (a)	13,200	631,224
Autodesk, Inc. (a)	9,298	320,409
Electronic Arts, Inc. (a)	19,400	834,976
Opnet Technologies, Inc. (a)	15,500	200,880
Salesforce.com, Inc. (a)	17,800	474,548
		3,636,066
TOTAL INFORMATION TECHNOLOGY		239,067,419
MATERIALS - 0.8%
Chemicals - 0.2%
Monsanto Co.	900	75,771
Praxair, Inc.	19,200	1,036,800
		1,112,571

	Shares	Value (Note 1)
Metals & Mining - 0.6%
Allegheny Technologies, Inc.	8,000	$ 553,920
Mittal Steel Co. NV Class A (NY Shares)	62,000	1,891,620
Phelps Dodge Corp.	11,600	953,056
		3,398,596
TOTAL MATERIALS		4,511,167
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	15,500	432,295
Level 3 Communications, Inc. (a)	62,100	275,724
NeuStar, Inc. Class A	14,600	492,750
Vonage Holdings Corp.	38,700	332,433
		1,533,202
Wireless Telecommunication Services - 1.7%
American Tower Corp. Class A (a)	30,900	961,608
Bharti Airtel Ltd. (a)	139,642	1,203,484
Crown Castle International Corp. (a)	10,800	373,032
SBA Communications Corp. Class A (a)	14,400	376,416
Sprint Nextel Corp.	323,256	6,461,887
		9,376,427
TOTAL TELECOMMUNICATION SERVICES		10,909,629
UTILITIES - 0.1%
Electric Utilities - 0.1%
Exelon Corp.	8,400	477,372
TOTAL COMMON STOCKS (Cost $474,562,831)		524,963,753
Money Market Funds - 10.8%

Fidelity Cash Central Fund, 5.11% (b)	25,303,435	25,303,435
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	33,467,750	33,467,750
TOTAL MONEY MARKET FUNDS (Cost $58,771,185)		58,771,185
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $533,334,016)		583,734,938
NET OTHER ASSETS - (6.7)%		(36,518,536)
NET ASSETS - 100%		$ 547,216,402
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 186,185
Fidelity Securities Lending Cash Central Fund	120,889
Total	$ 307,074
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $190,130,062 of which $74,515,185 and $115,614,877 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Opportunities Portfolio

VIP Growth Opportunities Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $32,703,210) - See accompanying schedule: Unaffiliated issuers (cost $474,562,831)	$ 524,963,753
Affiliated Central Funds (cost $58,771,185)	58,771,185
Total Investments (cost $533,334,016)		$ 583,734,938
Receivable for investments sold		2,446,530
Receivable for fund shares sold		689,590
Dividends receivable		142,666
Interest receivable		88,097
Prepaid expenses		1,337
Other receivables		11,094
Total assets		587,114,252

Liabilities
Payable for investments purchased	$ 5,406,043
Payable for fund shares redeemed	631,677
Accrued management fee	253,521
Distribution fees payable	24,575
Other affiliated payables	48,877
Other payables and accrued expenses	65,407
Collateral on securities loaned, at value	33,467,750
Total liabilities		39,897,850

Net Assets		$ 547,216,402
Net Assets consist of:
Paid in capital		$ 631,341,596
Undistributed net investment income		19,884
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(134,535,053)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		50,389,975
Net Assets		$ 547,216,402

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($322,468,342 ÷ 19,565,120 shares)	$ 16.48

Service Class: Net Asset Value, offering price and redemption price per share ($165,020,470 ÷ 10,017,395 shares)	$ 16.47

Service Class 2: Net Asset Value, offering price and redemption price per share ($54,641,450 ÷ 3,334,165 shares)	$ 16.39

Investor Class: Net Asset Value, offering price and redemption price per share ($5,086,140 ÷ 309,183 shares)	$ 16.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 1,998,887
Interest		1,383
Income from affiliated Central Funds (including $120,889 from security lending)		307,074
Total income		2,307,344

Expenses
Management fee	$ 1,758,264
Transfer agent fees	219,218
Distribution fees	167,407
Accounting and security lending fees	124,472
Independent trustees' compensation	1,232
Custodian fees and expenses	21,745
Audit	25,466
Legal	4,538
Miscellaneous	25,284
Total expenses before reductions	2,347,626
Expense reductions	(256,207)	2,091,419
Net investment income (loss)		215,925
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	55,984,341
Foreign currency transactions	(18,004)
Futures contracts	284,191
Total net realized gain (loss)		56,250,528
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $11,355)	(81,004,085)
Assets and liabilities in foreign currencies	465
Total change in net unrealized appreciation (depreciation)		(81,003,620)
Net gain (loss)		(24,753,092)
Net increase (decrease) in net assets resulting from operations		$ (24,537,167)

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 215,925	$ 4,000,392
Net realized gain (loss)	56,250,528	76,618,950
Change in net unrealized appreciation (depreciation)	(81,003,620)	(25,503,316)
Net increase (decrease) in net assets resulting from operations	(24,537,167)	55,116,026
Distributions to shareholders from net investment income	(4,129,406)	(6,184,820)
Share transactions - net increase (decrease)	(90,317,398)	(116,534,058)
Total increase (decrease) in net assets	(118,983,971)	(67,602,852)

Net Assets
Beginning of period	666,200,373	733,803,225
End of period (including undistributed net investment income of $19,884 and undistributed net investment income of $3,933,365, respectively)	$ 547,216,402	$ 666,200,373

See accompanying notes which are an integral part of the financial statements.

VIP Growth Opportunities Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.34	$ 16.07	$ 15.07	$ 11.71	$ 15.13	$ 17.74
Income from Investment Operations
Net investment income (loss) E	.01	.10	.14 F	.08	.09	.12
Net realized and unrealized gain (loss)	(.75)	1.32	.94	3.38	(3.37)	(2.67)
Total from investment operations	(.74)	1.42	1.08	3.46	(3.28)	(2.55)
Distributions from net investment income	(.12)	(.15)	(.08)	(.10)	(.14)	(.06)
Net asset value, end of period	$ 16.48	$ 17.34	$ 16.07	$ 15.07	$ 11.71	$ 15.13
Total Return B, C, D	(4.30)%	8.89%	7.19%	29.87%	(21.84)%	(14.42)%
Ratios to Average Net Assets G
Expenses before reductions	.70% A	.70%	.72%	.72%	.70%	.69%
Expenses net of fee waivers, if any	.70% A	.70%	.72%	.72%	.70%	.69%
Expenses net of all reductions	.62% A	.65%	.70%	.70%	.66%	.67%
Net investment income (loss)	.13% A	.65%	.91%	.64%	.68%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 322,468	$ 400,644	$ 459,975	$ 490,710	$ 403,476	$ 652,493
Portfolio turnover rate	146% A	123%	65%	62%	60%	89%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.33	$ 16.05	$ 15.06	$ 11.70	$ 15.11	$ 17.71
Income from Investment Operations
Net investment income (loss) E	- H	.09	.12 F	.07	.08	.11
Net realized and unrealized gain (loss)	(.76)	1.32	.94	3.37	(3.37)	(2.67)
Total from investment operations	(.76)	1.41	1.06	3.44	(3.29)	(2.56)
Distributions from net investment income	(.10)	(.13)	(.07)	(.08)	(.12)	(.04)
Net asset value, end of period	$ 16.47	$ 17.33	$ 16.05	$ 15.06	$ 11.70	$ 15.11
Total Return B, C, D	(4.39)%	8.86%	7.06%	29.66%	(21.92)%	(14.49)%
Ratios to Average Net Assets G
Expenses before reductions	.80% A	.80%	.82%	.82%	.80%	.79%
Expenses net of fee waivers, if any	.80% A	.80%	.82%	.82%	.80%	.79%
Expenses net of all reductions	.72% A	.75%	.80%	.80%	.77%	.77%
Net investment income (loss)	.03% A	.54%	.81%	.54%	.58%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 165,020	$ 200,798	$ 212,890	$ 224,660	$ 188,318	$ 278,446
Portfolio turnover rate	146% A	123%	65%	62%	60%	89%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.23	$ 15.96	$ 14.98	$ 11.64	$ 15.04	$ 17.68
Income from Investment Operations
Net investment income (loss) E	(.01)	.06	.10 F	.05	.05	.08
Net realized and unrealized gain (loss)	(.75)	1.32	.93	3.35	(3.34)	(2.66)
Total from investment operations	(.76)	1.38	1.03	3.40	(3.29)	(2.58)
Distributions from net investment income	(.08)	(.11)	(.05)	(.06)	(.11)	(.06)
Net asset value, end of period	$ 16.39	$ 17.23	$ 15.96	$ 14.98	$ 11.64	$ 15.04
Total Return B, C, D	(4.44)%	8.68%	6.89%	29.40%	(22.01)%	(14.64)%
Ratios to Average Net Assets G
Expenses before reductions	.96% A	.96%	.98%	.99%	.97%	.95%
Expenses net of fee waivers, if any	.96% A	.96%	.98%	.99%	.97%	.95%
Expenses net of all reductions	.88% A	.92%	.96%	.96%	.94%	.93%
Net investment income (loss)	(.14)% A	.38%	.65%	.37%	.41%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,641	$ 60,406	$ 60,938	$ 60,129	$ 41,486	$ 44,643
Portfolio turnover rate	146% A	123%	65%	62%	60%	89%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.33	$ 16.20
Income from Investment Operations
Net investment income (loss) E	- H	.02
Net realized and unrealized gain (loss)	(.76)	1.11
Total from investment operations	(.76)	1.13
Distributions from net investment income	(.12)	-
Net asset value, end of period	$ 16.45	$ 17.33
Total Return B, C, D	(4.39)%	6.98%
Ratios to Average Net Assets G
Expenses before reductions	.85% A	.87% A
Expenses net of fee waivers, if any	.85% A	.87% A
Expenses net of all reductions	.77% A	.83% A
Net investment income (loss)	(.02)% A	.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,086	$ 4,353
Portfolio turnover rate	146% A	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 21, 2005 (commencement of sale of shares) to December 31,2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Opportunities Portfolio

VIP Index 500 Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.2	3.1
General Electric Co.	3.0	3.3
Citigroup, Inc.	2.1	2.2
Bank of America Corp.	1.9	1.6
Microsoft Corp.	1.8	2.1
Procter & Gamble Co.	1.6	1.7
Johnson & Johnson	1.5	1.6
Pfizer, Inc.	1.5	1.5
American International Group, Inc.	1.3	1.6
Altria Group, Inc.	1.3	1.4
	19.2
Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.2	21.3
Information Technology	14.7	15.1
Health Care	12.1	13.3
Industrials	11.6	11.3
Energy	10.1	9.3
Consumer Discretionary	10.1	10.9
Consumer Staples	9.5	9.5
Utilities	3.4	3.4
Telecommunication Services	3.3	3.0
Materials	3.0	3.0
Asset Allocation
To match the Standard & Poor's 500 Index, the VIP Index 500 Portfolio seeks 100% investment exposure to stocks at all times.

Semiannual Report

VIP Index 500 Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.2%
Cooper Tire & Rubber Co. (d)	14,470	$ 161,196
Goodyear Tire & Rubber Co. (a)(d)	41,805	464,036
Johnson Controls, Inc.	45,994	3,781,627
		4,406,859
Automobiles - 0.4%
Ford Motor Co.	442,560	3,066,941
General Motors Corp. (d)	133,423	3,974,671
Harley-Davidson, Inc.	63,377	3,478,764
		10,520,376
Distributors - 0.1%
Genuine Parts Co.	40,737	1,697,103
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (a)	33,015	1,705,885
H&R Block, Inc.	77,477	1,848,601
		3,554,486
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	102,466	4,276,931
Darden Restaurants, Inc.	30,420	1,198,548
Harrah's Entertainment, Inc.	43,585	3,102,380
Hilton Hotels Corp.	78,033	2,206,773
International Game Technology	79,995	3,035,010
Marriott International, Inc. Class A	77,140	2,940,577
McDonald's Corp.	293,965	9,877,224
Starbucks Corp. (a)	181,061	6,836,863
Starwood Hotels & Resorts Worldwide, Inc.	51,249	3,092,365
Wendy's International, Inc.	27,512	1,603,674
Yum! Brands, Inc.	64,157	3,225,172
		41,395,517
Household Durables - 0.6%
Black & Decker Corp.	17,929	1,514,283
Centex Corp.	28,632	1,440,190
D.R. Horton, Inc.	64,174	1,528,625
Fortune Brands, Inc.	34,593	2,456,449
Harman International Industries, Inc.	15,784	1,347,480
KB Home	17,781	815,259
Leggett & Platt, Inc.	43,009	1,074,365
Lennar Corp. Class A	32,894	1,459,507
Newell Rubbermaid, Inc.	65,300	1,686,699
Pulte Homes, Inc.	50,244	1,446,525
Snap-On, Inc.	13,704	553,916
The Stanley Works	16,677	787,488
Whirlpool Corp.	18,397	1,520,512
		17,631,298
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	72,949	2,821,667
Leisure Equipment & Products - 0.2%
Brunswick Corp.	22,315	741,974
Eastman Kodak Co.	67,763	1,611,404

	Shares	Value (Note 1)
Hasbro, Inc.	40,613	$ 735,501
Mattel, Inc.	91,880	1,516,939
		4,605,818
Media - 3.4%
CBS Corp. Class B	182,240	4,929,592
Clear Channel Communications, Inc.	118,726	3,674,570
Comcast Corp. Class A (a)	498,449	16,319,220
Dow Jones & Co., Inc. (d)	13,942	488,109
E.W. Scripps Co. Class A	20,064	865,561
Gannett Co., Inc.	56,104	3,137,897
Interpublic Group of Companies, Inc. (a)(d)	102,914	859,332
McGraw-Hill Companies, Inc.	84,409	4,239,864
Meredith Corp.	9,974	494,112
News Corp. Class A	558,057	10,703,533
Omnicom Group, Inc.	40,247	3,585,605
The New York Times Co. Class A (d)	34,171	838,556
The Walt Disney Co.	517,787	15,533,610
Time Warner, Inc.	1,010,203	17,476,512
Tribune Co.	51,661	1,675,366
Univision Communications, Inc. Class A (a)	52,618	1,762,703
Viacom, Inc. Class B (non-vtg.) (a)	170,102	6,096,456
		92,680,598
Multiline Retail - 1.2%
Big Lots, Inc. (a)(d)	26,896	459,384
Dillard's, Inc. Class A	14,583	464,469
Dollar General Corp.	73,547	1,028,187
Family Dollar Stores, Inc.	36,643	895,188
Federated Department Stores, Inc.	130,511	4,776,703
JCPenney Co., Inc.	55,401	3,740,122
Kohl's Corp. (a)	80,315	4,748,223
Nordstrom, Inc.	50,804	1,854,346
Sears Holdings Corp. (a)	22,881	3,542,894
Target Corp.	203,688	9,954,233
		31,463,749
Specialty Retail - 2.0%
AutoNation, Inc. (a)	34,989	750,164
AutoZone, Inc. (a)	12,619	1,112,996
Bed Bath & Beyond, Inc. (a)	66,582	2,208,525
Best Buy Co., Inc.	94,976	5,208,484
Circuit City Stores, Inc.	35,522	966,909
Gap, Inc.	129,756	2,257,754
Home Depot, Inc.	487,623	17,452,027
Limited Brands, Inc.	80,930	2,070,999
Lowe's Companies, Inc.	183,022	11,103,945
Office Depot, Inc. (a)	67,875	2,579,250
OfficeMax, Inc.	16,781	683,826
RadioShack Corp.	31,924	446,936
Sherwin-Williams Co.	26,282	1,247,869
Staples, Inc.	171,771	4,177,471
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tiffany & Co., Inc.	33,179	$ 1,095,571
TJX Companies, Inc.	107,818	2,464,719
		55,827,445
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc. (a)	90,815	2,715,369
Jones Apparel Group, Inc.	26,555	844,183
Liz Claiborne, Inc.	24,655	913,714
NIKE, Inc. Class B	44,538	3,607,578
VF Corp.	20,716	1,407,031
		9,487,875
TOTAL CONSUMER DISCRETIONARY		276,092,791
CONSUMER STAPLES - 9.5%
Beverages - 2.1%
Anheuser-Busch Companies, Inc.	182,313	8,311,650
Brown-Forman Corp. Class B (non-vtg.)	19,618	1,401,706
Coca-Cola Enterprises, Inc.	71,600	1,458,492
Constellation Brands, Inc. Class A (sub. vtg.) (a)	46,921	1,173,025
Molson Coors Brewing Co. Class B	13,588	922,353
Pepsi Bottling Group, Inc.	31,636	1,017,097
PepsiCo, Inc.	389,843	23,406,174
The Coca-Cola Co.	483,507	20,800,471
		58,490,968
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	111,170	6,351,142
CVS Corp.	193,072	5,927,310
Kroger Co.	170,676	3,730,977
Safeway, Inc.	106,184	2,760,784
SUPERVALU, Inc.	48,250	1,481,275
Sysco Corp.	145,919	4,459,285
Wal-Mart Stores, Inc.	589,861	28,413,604
Walgreen Co.	238,304	10,685,551
Whole Foods Market, Inc.	33,048	2,136,223
		65,946,151
Food Products - 1.1%
Archer-Daniels-Midland Co.	154,390	6,373,219
Campbell Soup Co.	43,718	1,622,375
ConAgra Foods, Inc.	122,524	2,709,006
Dean Foods Co. (a)	32,087	1,193,316
General Mills, Inc.	83,969	4,337,839
H.J. Heinz Co.	79,033	3,257,740
Hershey Co.	41,899	2,307,378
Kellogg Co.	57,529	2,786,129
McCormick & Co., Inc. (non-vtg.)	31,254	1,048,572
Sara Lee Corp.	179,325	2,872,787

	Shares	Value (Note 1)
Tyson Foods, Inc. Class A	59,432	$ 883,160
Wm. Wrigley Jr. Co.	52,373	2,375,639
		31,767,160
Household Products - 2.2%
Clorox Co.	35,591	2,169,983
Colgate-Palmolive Co.	121,416	7,272,818
Kimberly-Clark Corp.	108,461	6,692,044
Procter & Gamble Co.	774,139	43,042,128
		59,176,973
Personal Products - 0.2%
Alberto-Culver Co.	17,944	874,232
Avon Products, Inc.	106,227	3,293,037
Estee Lauder Companies, Inc. Class A	28,033	1,084,036
		5,251,305
Tobacco - 1.5%
Altria Group, Inc.	492,614	36,172,646
Reynolds American, Inc.	20,219	2,331,251
UST, Inc.	38,075	1,720,609
		40,224,506
TOTAL CONSUMER STAPLES		260,857,063
ENERGY - 10.1%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	80,390	6,579,922
BJ Services Co.	75,846	2,826,022
Halliburton Co.	121,775	9,036,923
Nabors Industries Ltd. (a)	73,226	2,474,307
National Oilwell Varco, Inc. (a)	41,277	2,613,660
Noble Corp.	32,500	2,418,650
Rowan Companies, Inc.	26,002	925,411
Schlumberger Ltd. (NY Shares)	278,346	18,123,108
Transocean, Inc. (a)	76,649	6,156,448
Weatherford International Ltd. (a)	82,256	4,081,543
		55,235,994
Oil, Gas & Consumable Fuels - 8.1%
Anadarko Petroleum Corp.	108,171	5,158,675
Apache Corp.	77,931	5,318,791
Chesapeake Energy Corp.	97,235	2,941,359
Chevron Corp.	522,908	32,451,670
ConocoPhillips	389,407	25,517,841
CONSOL Energy, Inc.	43,207	2,018,631
Devon Energy Corp.	103,798	6,270,437
El Paso Corp.	164,129	2,461,935
EOG Resources, Inc.	57,228	3,968,190
Exxon Mobil Corp.	1,427,345	87,567,605
Hess Corp.	56,887	3,006,478
Kerr-McGee Corp.	53,554	3,713,970
Kinder Morgan, Inc.	24,589	2,456,195
Marathon Oil Corp.	85,503	7,122,400
Murphy Oil Corp.	39,186	2,188,930
Occidental Petroleum Corp.	101,034	10,361,037
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sunoco, Inc.	31,286	$ 2,167,807
Valero Energy Corp.	145,193	9,658,238
Williams Companies, Inc.	140,405	3,279,861
XTO Energy, Inc.	85,903	3,802,926
		221,432,976
TOTAL ENERGY		276,668,970
FINANCIALS - 21.2%
Capital Markets - 3.4%
Ameriprise Financial, Inc.	57,653	2,575,360
Bank of New York Co., Inc.	182,069	5,862,622
Bear Stearns Companies, Inc.	28,453	3,985,696
Charles Schwab Corp.	243,408	3,889,660
E*TRADE Financial Corp. (a)	100,600	2,295,692
Federated Investors, Inc. Class B (non-vtg.)	19,913	627,260
Franklin Resources, Inc.	36,185	3,141,220
Goldman Sachs Group, Inc.	101,925	15,332,578
Janus Capital Group, Inc.	49,928	893,711
Legg Mason, Inc.	31,153	3,100,347
Lehman Brothers Holdings, Inc.	126,314	8,229,357
Mellon Financial Corp.	97,563	3,359,094
Merrill Lynch & Co., Inc.	217,984	15,162,967
Morgan Stanley	252,684	15,972,156
Northern Trust Corp.	43,724	2,417,937
State Street Corp.	78,405	4,554,546
T. Rowe Price Group, Inc.	62,652	2,368,872
		93,769,075
Commercial Banks - 4.2%
AmSouth Bancorp.	81,643	2,159,457
BB&T Corp.	129,755	5,396,510
Comerica, Inc.	38,319	1,992,205
Commerce Bancorp, Inc., New Jersey	43,452	1,549,933
Compass Bancshares, Inc.	30,463	1,693,743
Fifth Third Bancorp	131,285	4,850,981
First Horizon National Corp.	29,071	1,168,654
Huntington Bancshares, Inc.	57,864	1,364,433
KeyCorp	95,354	3,402,231
M&T Bank Corp.	18,620	2,195,670
Marshall & Ilsley Corp.	53,150	2,431,081
National City Corp.	127,974	4,631,379
North Fork Bancorp, Inc., New York	109,742	3,310,916
PNC Financial Services Group, Inc.	69,828	4,899,831
Regions Financial Corp.	107,604	3,563,844
SunTrust Banks, Inc.	85,784	6,541,888
Synovus Financial Corp.	76,139	2,039,002
U.S. Bancorp, Delaware	419,897	12,966,419
Wachovia Corp.	379,462	20,521,305

	Shares	Value (Note 1)
Wells Fargo & Co.	396,336	$ 26,586,219
Zions Bancorp	25,033	1,951,072
		115,216,773
Consumer Finance - 1.0%
American Express Co.	291,077	15,491,118
Capital One Financial Corp.	71,492	6,108,991
SLM Corp.	96,929	5,129,483
		26,729,592
Diversified Financial Services - 5.4%
Bank of America Corp.	1,076,586	51,783,787
CIT Group, Inc.	47,027	2,459,042
Citigroup, Inc.	1,172,776	56,574,714
JPMorgan Chase & Co.	819,690	34,426,980
Moody's Corp.	57,627	3,138,366
		148,382,889
Insurance - 4.7%
ACE Ltd.	76,715	3,881,012
AFLAC, Inc.	117,632	5,452,243
Allstate Corp.	149,892	8,203,589
AMBAC Financial Group, Inc. (d)	24,941	2,022,715
American International Group, Inc.	612,775	36,184,364
Aon Corp.	75,175	2,617,594
Cincinnati Financial Corp.	40,878	1,921,675
Genworth Financial, Inc. Class A (non-vtg.)	86,064	2,998,470
Hartford Financial Services Group, Inc.	71,503	6,049,154
Lincoln National Corp.	67,738	3,823,133
Loews Corp.	95,785	3,395,578
Marsh & McLennan Companies, Inc.	129,616	3,485,374
MBIA, Inc.	31,784	1,860,953
MetLife, Inc.	178,972	9,165,156
Principal Financial Group, Inc.	65,342	3,636,282
Progressive Corp.	184,600	4,746,066
Prudential Financial, Inc.	116,069	9,018,561
SAFECO Corp.	28,120	1,584,562
The Chubb Corp.	97,883	4,884,362
The St. Paul Travelers Companies, Inc.	164,255	7,322,488
Torchmark Corp.	23,675	1,437,546
UnumProvident Corp.	70,636	1,280,631
XL Capital Ltd. Class A	42,534	2,607,334
		127,578,842
Real Estate Investment Trusts - 0.9%
Apartment Investment & Management Co. Class A	22,929	996,265
Archstone-Smith Trust	50,423	2,565,018
Boston Properties, Inc.	21,544	1,947,578
Equity Office Properties Trust	86,375	3,153,551
Equity Residential (SBI)	68,708	3,073,309
Kimco Realty Corp.	49,918	1,821,508
Plum Creek Timber Co., Inc.	43,488	1,543,824
ProLogis Trust	57,793	3,012,171
Public Storage, Inc.	19,524	1,481,872
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group, Inc.	43,247	$ 3,586,906
Vornado Realty Trust	28,056	2,736,863
		25,918,865
Thrifts & Mortgage Finance - 1.6%
Countrywide Financial Corp.	143,344	5,458,540
Fannie Mae	228,340	10,983,154
Freddie Mac	163,015	9,293,485
Golden West Financial Corp., Delaware	60,424	4,483,461
MGIC Investment Corp.	20,627	1,340,755
Sovereign Bancorp, Inc.	88,780	1,803,122
Washington Mutual, Inc.	226,653	10,330,844
		43,693,361
TOTAL FINANCIALS		581,289,397
HEALTH CARE - 12.1%
Biotechnology - 1.2%
Amgen, Inc. (a)	278,191	18,146,399
Biogen Idec, Inc. (a)	81,121	3,758,336
Genzyme Corp. (a)	61,418	3,749,569
Gilead Sciences, Inc. (a)	107,344	6,350,471
MedImmune, Inc. (a)	58,684	1,590,336
		33,595,111
Health Care Equipment & Supplies - 1.5%
Bausch & Lomb, Inc.	12,685	622,072
Baxter International, Inc.	154,476	5,678,538
Becton, Dickinson & Co.	58,345	3,566,630
Biomet, Inc.	58,051	1,816,416
Boston Scientific Corp. (a)	286,643	4,827,068
C.R. Bard, Inc.	24,430	1,789,742
Hospira, Inc. (a)	36,852	1,582,425
Medtronic, Inc.	284,749	13,360,423
St. Jude Medical, Inc. (a)	85,155	2,760,725
Stryker Corp.	68,985	2,904,958
Zimmer Holdings, Inc. (a)	58,539	3,320,332
		42,229,329
Health Care Providers & Services - 2.7%
Aetna, Inc.	133,762	5,341,117
AmerisourceBergen Corp.	49,518	2,075,795
Cardinal Health, Inc.	98,535	6,338,757
Caremark Rx, Inc.	104,374	5,205,131
CIGNA Corp.	28,253	2,783,203
Coventry Health Care, Inc. (a)	37,864	2,080,248
Express Scripts, Inc. (a)	34,686	2,488,374
HCA, Inc.	96,267	4,153,921
Health Management Associates, Inc. Class A	56,800	1,119,528
Humana, Inc. (a)	38,842	2,085,815

	Shares	Value (Note 1)
Laboratory Corp. of America Holdings (a)	29,418	$ 1,830,682
Manor Care, Inc. (d)	18,639	874,542
McKesson Corp.	71,746	3,392,151
Medco Health Solutions, Inc. (a)	71,166	4,076,388
Patterson Companies, Inc. (a)	32,708	1,142,490
Quest Diagnostics, Inc.	38,336	2,297,093
Tenet Healthcare Corp. (a)	111,033	775,010
UnitedHealth Group, Inc.	317,773	14,229,875
WellPoint, Inc. (a)	150,377	10,942,934
		73,233,054
Health Care Technology - 0.0%
IMS Health, Inc.	47,113	1,264,984
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	43,656	1,412,272
Fisher Scientific International, Inc. (a)	29,288	2,139,488
Millipore Corp. (a)(d)	12,543	790,084
PerkinElmer, Inc.	29,871	624,304
Thermo Electron Corp. (a)	38,616	1,399,444
Waters Corp. (a)	24,418	1,084,159
		7,449,751
Pharmaceuticals - 6.4%
Abbott Laboratories	360,053	15,701,911
Allergan, Inc.	36,014	3,862,862
Barr Pharmaceuticals, Inc. (a)	25,047	1,194,491
Bristol-Myers Squibb Co.	463,878	11,995,885
Eli Lilly & Co.	266,612	14,735,645
Forest Laboratories, Inc. (a)	76,881	2,974,526
Johnson & Johnson	698,542	41,856,637
King Pharmaceuticals, Inc. (a)	57,140	971,380
Merck & Co., Inc.	514,880	18,757,078
Mylan Laboratories, Inc.	49,596	991,920
Pfizer, Inc.	1,728,621	40,570,735
Schering-Plough Corp.	349,398	6,649,044
Watson Pharmaceuticals, Inc. (a)	24,065	560,233
Wyeth	317,526	14,101,330
		174,923,677
TOTAL HEALTH CARE		332,695,906
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.4%
General Dynamics Corp.	95,233	6,233,952
Goodrich Corp.	29,231	1,177,717
Honeywell International, Inc.	195,321	7,871,436
L-3 Communications Holdings, Inc.	28,773	2,170,060
Lockheed Martin Corp.	83,547	5,993,662
Northrop Grumman Corp.	81,098	5,195,138
Raytheon Co.	105,258	4,691,349
Raytheon Co. warrants 6/16/11 (a)	3,996	50,549
Rockwell Collins, Inc.	40,362	2,255,025
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	188,630	$ 15,450,683
United Technologies Corp.	238,476	15,124,148
		66,213,719
Air Freight & Logistics - 1.1%
FedEx Corp.	71,981	8,411,700
United Parcel Service, Inc. Class B	255,884	21,066,930
		29,478,630
Airlines - 0.1%
Southwest Airlines Co.	166,615	2,727,488
Building Products - 0.2%
American Standard Companies, Inc.	41,737	1,805,960
Masco Corp.	93,704	2,777,387
		4,583,347
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc. (a)	57,061	648,213
Avery Dennison Corp.	25,896	1,503,522
Cendant Corp.	235,968	3,843,919
Cintas Corp.	32,528	1,293,313
Equifax, Inc.	30,332	1,041,601
Monster Worldwide, Inc. (a)	30,284	1,291,915
Pitney Bowes, Inc.	52,367	2,162,757
R.R. Donnelley & Sons Co.	50,981	1,628,843
Robert Half International, Inc.	40,528	1,702,176
Waste Management, Inc.	128,600	4,614,168
		19,730,427
Construction & Engineering - 0.1%
Fluor Corp.	20,655	1,919,469
Electrical Equipment - 0.5%
American Power Conversion Corp.	40,020	779,990
Cooper Industries Ltd. Class A	21,799	2,025,563
Emerson Electric Co.	96,833	8,115,574
Rockwell Automation, Inc.	41,877	3,015,563
		13,936,690
Industrial Conglomerates - 4.1%
3M Co.	177,862	14,365,914
General Electric Co.	2,453,109	80,854,473
Textron, Inc.	30,691	2,829,096
Tyco International Ltd.	480,459	13,212,623
		111,262,106
Machinery - 1.6%
Caterpillar, Inc.	157,974	11,765,904
Cummins, Inc.	10,955	1,339,249
Danaher Corp.	55,658	3,579,923
Deere & Co.	55,338	4,620,170
Dover Corp.	48,100	2,377,583
Eaton Corp.	35,434	2,671,724
Illinois Tool Works, Inc.	97,705	4,640,988
Ingersoll-Rand Co. Ltd. Class A	77,620	3,320,584

	Shares	Value (Note 1)
ITT Industries, Inc.	43,636	$ 2,159,982
Navistar International Corp. (a)	14,554	358,174
PACCAR, Inc.	39,331	3,240,088
Pall Corp.	29,450	824,600
Parker Hannifin Corp.	28,384	2,202,598
		43,101,567
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	86,028	6,817,719
CSX Corp.	52,275	3,682,251
Norfolk Southern Corp.	97,831	5,206,566
Ryder System, Inc.	14,390	840,808
Union Pacific Corp.	63,450	5,898,312
		22,445,656
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	18,001	1,354,215
TOTAL INDUSTRIALS		316,753,314
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 2.7%
ADC Telecommunications, Inc. (a)	27,658	466,314
Andrew Corp. (a)	37,658	333,650
Avaya, Inc. (a)	96,965	1,107,340
CIENA Corp. (a)	138,641	666,863
Cisco Systems, Inc. (a)	1,440,155	28,126,227
Comverse Technology, Inc. (a)	47,655	942,139
Corning, Inc. (a)	367,446	8,888,519
JDS Uniphase Corp. (a)	397,481	1,005,627
Juniper Networks, Inc. (a)(d)	133,467	2,134,137
Lucent Technologies, Inc. (a)(d)	1,056,867	2,557,618
Motorola, Inc.	582,691	11,741,224
QUALCOMM, Inc.	395,428	15,844,800
Tellabs, Inc. (a)	105,712	1,407,027
		75,221,485
Computers & Peripherals - 3.4%
Apple Computer, Inc. (a)	200,645	11,460,842
Dell, Inc. (a)	535,901	13,081,343
EMC Corp. (a)	557,834	6,119,439
Gateway, Inc. (a)(d)	62,342	118,450
Hewlett-Packard Co.	658,091	20,848,323
International Business Machines Corp.	365,757	28,097,453
Lexmark International, Inc. Class A (a)	24,846	1,387,152
NCR Corp. (a)	42,936	1,573,175
Network Appliance, Inc. (a)	88,270	3,115,931
QLogic Corp. (a)	38,036	655,741
SanDisk Corp. (a)	46,081	2,349,209
Sun Microsystems, Inc. (a)	825,155	3,424,393
		92,231,451
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	100,455	3,170,360
Jabil Circuit, Inc.	42,007	1,075,379
Molex, Inc.	33,492	1,124,326
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Sanmina-SCI Corp. (a)	125,702	$ 578,229
Solectron Corp. (a)	215,725	737,780
Symbol Technologies, Inc.	59,866	645,954
Tektronix, Inc.	19,732	580,515
		7,912,543
Internet Software & Services - 1.4%
eBay, Inc. (a)	272,783	7,989,814
Google, Inc. Class A (sub. vtg.) (a)	48,621	20,388,244
VeriSign, Inc. (a)	57,831	1,339,944
Yahoo!, Inc. (a)	295,795	9,761,235
		39,479,237
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	27,973	1,443,687
Automatic Data Processing, Inc.	135,974	6,166,421
Computer Sciences Corp. (a)	44,308	2,146,280
Convergys Corp. (a)	33,058	644,631
Electronic Data Systems Corp.	122,306	2,942,682
First Data Corp.	180,605	8,134,449
Fiserv, Inc. (a)	41,448	1,880,081
Paychex, Inc.	78,842	3,073,261
Sabre Holdings Corp. Class A	31,317	688,974
Unisys Corp. (a)	80,921	508,184
		27,628,650
Office Electronics - 0.1%
Xerox Corp. (a)	216,634	3,013,379
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)	114,206	2,788,911
Altera Corp. (a)	84,763	1,487,591
Analog Devices, Inc.	85,202	2,738,392
Applied Materials, Inc.	368,917	6,005,969
Broadcom Corp. Class A (a)	108,060	3,247,203
Freescale Semiconductor, Inc. Class B (a)	95,724	2,814,286
Intel Corp.	1,372,301	26,005,104
KLA-Tencor Corp.	46,967	1,952,418
Linear Technology Corp.	71,630	2,398,889
LSI Logic Corp. (a)	93,591	837,639
Maxim Integrated Products, Inc.	75,655	2,429,282
Micron Technology, Inc. (a)	171,066	2,576,254
National Semiconductor Corp.	79,647	1,899,581
Novellus Systems, Inc. (a)	30,018	741,445
NVIDIA Corp. (a)	83,162	1,770,519
PMC-Sierra, Inc. (a)	48,710	457,874
Teradyne, Inc. (a)	46,763	651,409
Texas Instruments, Inc.	367,560	11,133,392
Xilinx, Inc.	81,036	1,835,465
		73,771,623
Software - 3.1%
Adobe Systems, Inc. (a)	141,245	4,288,198

	Shares	Value (Note 1)
Autodesk, Inc. (a)	54,661	$ 1,883,618
BMC Software, Inc. (a)	50,208	1,199,971
CA, Inc.	107,639	2,211,981
Citrix Systems, Inc. (a)	42,971	1,724,856
Compuware Corp. (a)	89,025	596,468
Electronic Arts, Inc. (a)	72,226	3,108,607
Intuit, Inc. (a)	40,305	2,434,019
Microsoft Corp.	2,069,666	48,223,218
Novell, Inc. (a)	79,977	530,248
Oracle Corp. (a)	918,714	13,312,166
Parametric Technology Corp. (a)	26,280	334,019
Symantec Corp. (a)	244,195	3,794,790
		83,642,159
TOTAL INFORMATION TECHNOLOGY		402,900,527
MATERIALS - 3.0%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	52,886	3,380,473
Ashland, Inc.	16,765	1,118,226
Dow Chemical Co.	226,879	8,855,087
E.I. du Pont de Nemours & Co.	217,339	9,041,302
Eastman Chemical Co.	19,288	1,041,552
Ecolab, Inc.	42,963	1,743,439
Hercules, Inc. (a)	26,805	409,044
International Flavors & Fragrances, Inc.	18,644	657,015
Monsanto Co.	63,831	5,373,932
PPG Industries, Inc.	39,075	2,578,950
Praxair, Inc.	76,227	4,116,258
Rohm & Haas Co.	34,285	1,718,364
Sigma Aldrich Corp.	15,794	1,147,276
		41,180,918
Construction Materials - 0.1%
Vulcan Materials Co.	23,735	1,851,330
Containers & Packaging - 0.2%
Ball Corp.	24,699	914,851
Bemis Co., Inc.	24,732	757,294
Pactiv Corp. (a)	33,299	824,150
Sealed Air Corp.	19,246	1,002,332
Temple-Inland, Inc.	26,066	1,117,449
		4,616,076
Metals & Mining - 0.9%
Alcoa, Inc.	205,267	6,642,440
Allegheny Technologies, Inc.	20,579	1,424,890
Freeport-McMoRan Copper & Gold, Inc. Class B	44,461	2,463,584
Newmont Mining Corp.	105,901	5,605,340
Nucor Corp.	73,509	3,987,863
Phelps Dodge Corp.	48,082	3,950,417
United States Steel Corp.	29,464	2,066,016
		26,140,550
Paper & Forest Products - 0.3%
International Paper Co.	116,292	3,756,232
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - continued
Louisiana-Pacific Corp.	25,053	$ 548,661
MeadWestvaco Corp.	42,735	1,193,589
Weyerhaeuser Co.	58,088	3,615,978
		9,114,460
TOTAL MATERIALS		82,903,334
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	917,213	25,581,071
BellSouth Corp.	426,719	15,447,228
CenturyTel, Inc.	27,403	1,018,021
Citizens Communications Co.	76,662	1,000,439
Embarq Corp. (a)	35,168	1,441,536
Qwest Communications International, Inc. (a)	369,290	2,987,556
Verizon Communications, Inc.	688,208	23,048,086
		70,523,937
Wireless Telecommunication Services - 0.7%
ALLTEL Corp.	91,795	5,859,275
Sprint Nextel Corp.	702,788	14,048,732
		19,908,007
TOTAL TELECOMMUNICATION SERVICES		90,431,944
UTILITIES - 3.4%
Electric Utilities - 1.5%
Allegheny Energy, Inc. (a)	38,534	1,428,455
American Electric Power Co., Inc.	92,929	3,182,818
Edison International	76,863	2,997,657
Entergy Corp.	49,056	3,470,712
Exelon Corp.	157,707	8,962,489
FirstEnergy Corp.	77,812	4,218,189
FPL Group, Inc.	95,369	3,946,369
Pinnacle West Capital Corp.	23,402	933,974
PPL Corp.	89,763	2,899,345
Progress Energy, Inc.	59,679	2,558,439
Southern Co.	175,058	5,610,609
		40,209,056
Gas Utilities - 0.0%
Nicor, Inc.	10,470	434,505
Peoples Energy Corp.	9,061	325,381
		759,886
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	155,306	2,865,396
Constellation Energy Group, Inc.	42,216	2,301,616
Dynegy, Inc. Class A (a)	87,073	476,289
TXU Corp.	109,090	6,522,491
		12,165,792

	Shares	Value (Note 1)
Multi-Utilities - 1.4%
Ameren Corp.	48,444	$ 2,446,422
CenterPoint Energy, Inc.	73,458	918,225
CMS Energy Corp. (a)(d)	52,172	675,106
Consolidated Edison, Inc.	57,982	2,576,720
Dominion Resources, Inc.	81,989	6,131,957
DTE Energy Co.	41,938	1,708,554
Duke Energy Corp.	291,347	8,556,861
KeySpan Corp.	41,275	1,667,510
NiSource, Inc.	64,325	1,404,858
PG&E Corp.	81,901	3,217,071
Public Service Enterprise Group, Inc.	59,325	3,922,569
Sempra Energy	61,121	2,779,783
TECO Energy, Inc.	49,250	735,795
Xcel Energy, Inc.	95,659	1,834,740
		38,576,171
TOTAL UTILITIES		91,710,905
TOTAL COMMON STOCKS (Cost $1,609,736,076)		2,712,304,151
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.87% 9/21/06 (e) (Cost $1,977,821)	$ 2,000,000	1,978,422
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 5.11% (b)	20,244,875	20,244,875
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	16,643,986	16,643,986
TOTAL MONEY MARKET FUNDS (Cost $36,888,861)		36,888,861
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,648,602,758)		2,751,171,434
NET OTHER ASSETS - (0.4)%		(12,292,529)
NET ASSETS - 100%		$ 2,738,878,905
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
86 S&P 500 Index Contracts	Sept. 2006	$ 27,507,100	$ 541,623

The face value of futures purchased as a percentage of net assets - 1.0%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,978,422.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 540,334
Fidelity Securities Lending Cash Central Fund	64,853
Total	$ 605,187
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $153,711,966 of which $119,767,806 and $33,944,160 will expire on December 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio

VIP Index 500 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,852,705) - See accompanying schedule: Unaffiliated issuers (cost $1,611,713,897)	$ 2,714,282,573
Affiliated Central Funds (cost $36,888,861)	36,888,861
Total Investments (cost $1,648,602,758)		$ 2,751,171,434
Cash		2,301,881
Receivable for investments sold		1,972,262
Receivable for fund shares sold		558,692
Dividends receivable		3,085,624
Interest receivable		130,550
Other receivables		109,396
Total assets		2,759,329,839

Liabilities
Payable for investments purchased	$ 1,757,100
Payable for fund shares redeemed	1,679,530
Accrued management fee	225,929
Distribution fees payable	38,283
Payable for daily variation on futures contracts	68,695
Other affiliated payables	37,411
Collateral on securities loaned, at value	16,643,986
Total liabilities		20,450,934

Net Assets		$ 2,738,878,905
Net Assets consist of:
Paid in capital		$ 1,725,247,998
Undistributed net investment income		24,753,858
Accumulated undistributed net realized gain (loss) on investments		(114,233,248)
Net unrealized appreciation (depreciation) on investments		1,103,110,297
Net Assets		$ 2,738,878,905

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($2,534,655,744 ÷ 17,702,712 shares)	$ 143.18

Service Class: Net Asset Value, offering price and redemption price per share ($29,966,889 ÷ 209,817 shares)	$ 142.82

Service Class 2: Net Asset Value, offering price and redemption price per share ($174,256,272 ÷ 1,226,666 shares)	$ 142.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Index 500 Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 25,889,472
Interest		64,327
Income from affiliated Central Funds (including $64,853 from security lending)		605,187
Total income		26,558,986
Expenses
Management fee	$ 1,415,405
Distribution fees	227,018
Independent trustees' compensation	8,257
Appreciation in deferred trustee compensation account	1,478
Interest	12,296
Miscellaneous	4,244
Total expenses before reductions	1,668,698
Expense reductions	(2,444)	1,666,254
Net investment income (loss)		24,892,732
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,670,037
Futures contracts	(131,210)
Total net realized gain (loss)		43,538,827
Change in net unrealized appreciation (depreciation) on: Investment securities	7,546,840
Futures contracts	567,475
Delayed delivery commitments	11,836
Total change in net unrealized appreciation (depreciation)		8,126,151
Net gain (loss)		51,664,978
Net increase (decrease) in net assets resulting from operations		$ 76,557,710

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,892,732	$ 48,461,159
Net realized gain (loss)	43,538,827	37,676,164
Change in net unrealized appreciation (depreciation)	8,126,151	44,486,040
Net increase (decrease) in net assets resulting from operations	76,557,710	130,623,363
Distributions to shareholders from net investment income	(48,550,321)	(49,776,021)
Share transactions - net increase (decrease)	(114,128,193)	(163,340,650)
Total increase (decrease) in net assets	(86,120,804)	(82,493,308)

Net Assets
Beginning of period	2,824,999,709	2,907,493,017
End of period (including undistributed net investment income of $24,753,858 and undistributed net investment income of $48,409,064, respectively)	$ 2,738,878,905	$ 2,824,999,709

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 141.88	$ 137.76	$ 126.13	$ 99.92	$ 130.08	$ 149.53
Income from Investment Operations
Net investment income (loss) E	1.28	2.36	2.18 F	1.63	1.51	1.48
Net realized and unrealized gain (loss)	2.51	4.15	11.10	26.18	(30.18)	(19.34)
Total from investment operations	3.79	6.51	13.28	27.81	(28.67)	(17.86)
Distributions from net investment income	(2.49)	(2.39)	(1.65)	(1.60)	(1.49)	(1.59)
Net asset value, end of period	$ 143.18	$ 141.88	$ 137.76	$ 126.13	$ 99.92	$ 130.08
Total Return B, C, D	2.69%	4.82%	10.62%	28.41%	(22.25)%	(12.09)%
Ratios to Average Net Assets G
Expenses before reductions	.10% A	.14%	.35%	.34%	.33%	.35%
Expenses net of fee waivers, if any	.10% A	.13%	.28%	.28%	.28%	.28%
Expenses net of all reductions	.10% A	.13%	.28%	.28%	.28%	.28%
Net investment income (loss)	1.78% A	1.73%	1.71%	1.50%	1.34%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,534,656	$ 2,641,527	$ 2,778,226	$ 3,031,540	$ 2,497,252	$ 3,475,357
Portfolio turnover rate	7% A	7%	5%	6%	7%	9%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.36 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 141.48	$ 137.41	$ 125.86	$ 99.74	$ 129.94	$ 149.46
Income from Investment Operations
Net investment income (loss) E	1.21	2.22	2.05 F	1.54	1.34	1.24
Net realized and unrealized gain (loss)	2.50	4.14	11.07	26.11	(30.07)	(19.23)
Total from investment operations	3.71	6.36	13.12	27.65	(28.73)	(17.99)
Distributions from net investment income	(2.37)	(2.29)	(1.57)	(1.53)	(1.47)	(1.53)
Net asset value, end of period	$ 142.82	$ 141.48	$ 137.41	$ 125.86	$ 99.74	$ 129.94
Total Return B, C, D	2.64%	4.71%	10.51%	28.27%	(22.32)%	(12.18)%
Ratios to Average Net Assets G
Expenses before reductions	.20% A	.24%	.47%	.46%	.47%	.56%
Expenses net of fee waivers, if any	.20% A	.23%	.38%	.38%	.38%	.38%
Expenses net of all reductions	.20% A	.23%	.38%	.38%	.38%	.38%
Net investment income (loss)	1.68% A	1.63%	1.61%	1.40%	1.24%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,967	$ 27,178	$ 23,216	$ 15,404	$ 7,494	$ 3,278
Portfolio turnover rate	7% A	7%	5%	6%	7%	9%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.36 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 140.68	$ 136.71	$ 125.31	$ 99.29	$ 129.43	$ 149.18
Income from Investment Operations
Net investment income (loss) E	1.09	2.01	1.85 F	1.37	1.19	1.09
Net realized and unrealized gain (loss)	2.50	4.11	11.01	26.03	(30.00)	(19.23)
Total from investment operations	3.59	6.12	12.86	27.40	(28.81)	(18.14)
Distributions from net investment income	(2.21)	(2.15)	(1.46)	(1.38)	(1.33)	(1.61)
Net asset value, end of period	$ 142.06	$ 140.68	$ 136.71	$ 125.31	$ 99.29	$ 129.43
Total Return B, C, D	2.56%	4.55%	10.34%	28.09%	(22.45)%	(12.31)%
Ratios to Average Net Assets G
Expenses before reductions	.35% A	.39%	.61%	.60%	.60%	.61%
Expenses net of fee waivers, if any	.35% A	.38%	.53%	.53%	.53%	.53%
Expenses net of all reductions	.35% A	.38%	.53%	.53%	.53%	.53%
Net investment income (loss)	1.53% A	1.48%	1.46%	1.25%	1.09%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 174,256	$ 156,295	$ 106,051	$ 64,844	$ 31,035	$ 19,338
Portfolio turnover rate	7% A	7%	5%	6%	7%	9%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.36 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio

VIP Mid Cap Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Newmont Mining Corp.	3.0	1.6
Noble Corp.	2.6	1.0
Rockwell Automation, Inc.	1.6	1.4
Hess Corp.	1.6	0.1
Thermo Electron Corp.	1.5	1.3
Harsco Corp.	1.5	1.1
AGCO Corp.	1.5	1.0
Assurant, Inc.	1.3	1.4
Kinross Gold Corp.	1.3	1.0
American International Group, Inc.	1.1	0.3
	17.0
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	17.2	16.5
Materials	12.9	8.9
Industrials	12.7	13.9
Financials	11.5	9.1
Information Technology	10.7	10.7
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stocks 88.8%		Stocks 94.1%
	Short-Term Investments and Net Other Assets 11.2%		Short-Term Investments and Net Other Assets 5.9%
* Foreign investments	26.5%	** Foreign investments	27.2%

Semiannual Report

VIP Mid Cap Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.4%
BorgWarner, Inc.	100	$ 6,510
Continental AG	100	10,223
ElringKlinger AG	200	9,811
Gentex Corp.	100	1,400
IMPCO Technologies, Inc. (a)(e)	1,806,793	19,278,481
Jinheng Automotive Safety Technology Holdings Ltd.	2,000	232
New Focus Auto Tech Holdings Ltd.	7,084,000	2,234,772
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	46	156
Rico Auto Industries Ltd.	100	155
Showa Corp.	250,700	4,186,915
		25,728,655
Automobiles - 0.3%
Bajaj Auto Ltd.	86	5,152
Denway Motors Ltd.	4,000	1,339
Geely Automobile Holdings Ltd. (d)	59,050,200	7,375,335
Harley-Davidson, Inc.	65,100	3,573,339
Hero Honda Motors Ltd.	94	1,626
Hyundai Motor Co.	54,090	4,595,398
Hyundai Motor Co. GDR (f)	100	4,250
Mahindra & Mahindra Ltd.	99,958	1,354,705
Maruti Udyog Ltd.	295,556	5,132,290
National R.V. Holdings, Inc. (a)	88,600	479,326
Renault SA	100	10,745
Thor Industries, Inc.	200	9,690
		22,543,195
Distributors - 0.0%
China Resources Enterprise Ltd.	362,000	738,799
Li & Fung Ltd.	2,200	4,447
		743,246
Diversified Consumer Services - 0.0%
Benesse Corp.	100	3,452
Bright Horizons Family Solutions, Inc. (a)	57	2,148
Concorde Career Colleges, Inc. (a)	100	1,914
Princeton Review, Inc. (a)	29	154
Raffles Education Corp. Ltd.	367,000	561,102
Service Corp. International (SCI)	100	814
		569,584
Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc. Class A	100	6,095
FU JI Food & Catering Services Holdings Ltd.	1,000	1,648
Indian Hotels Co. Ltd.	100	2,494
Krispy Kreme Doughnuts, Inc. (a)	100	814
Kuoni Reisen Holding AG Class B (Reg.)	100	56,115
Kyoritsu Maintenance Co. Ltd.	100	3,749
Minor International PCL (For. Reg.)	1,049,610	260,200
OSI Restaurant Partners, Inc.	100	3,460
P.F. Chang's China Bistro, Inc. (a)	100	3,802

	Shares	Value (Note 1)
Red Robin Gourmet Burgers, Inc. (a)	100	$ 4,256
Ruby Tuesday, Inc.	100	2,441
Ruth's Chris Steak House, Inc.	100	2,042
Shangri-La Asia Ltd.	100	193
Sonic Corp. (a)	1,273,188	26,469,568
St. Marc Holdings Co. Ltd.	353,700	24,419,751
TAJ GVK Hotels & Resorts Ltd.	689,423	2,921,182
Texas Roadhouse, Inc. Class A (a)	100	1,352
		54,159,162
Household Durables - 0.9%
Alba PLC	26	100
Chitaly Holdings Ltd.	528,000	97,221
Cyrela Brazil Realty SA	49,900	829,401
Daito Trust Construction Co.	93,500	5,180,599
George Wimpey PLC	100	841
Goldcrest Co. Ltd. (d)	133,280	6,534,418
Joint Corp.	200	6,520
Leggett & Platt, Inc.	539,800	13,484,204
LG Electronics, Inc.	72,630	4,402,050
Makita Corp. sponsored ADR	100	3,120
Nihon Eslead Corp.	262,700	7,415,521
Rational AG	100	16,353
Samson Holding Ltd.	100	48
Sekisui House Ltd.	661,000	9,075,211
Skyworth Digital Holdings Ltd.	2,052	201
Snap-On, Inc.	100	4,042
Steinhoff International Holdings Ltd.	100	298
Techtronic Industries Co. Ltd.	500	676
The Stanley Works	225,900	10,666,998
Woongjin Coway Co. Ltd.	82,850	1,816,465
		59,534,287
Internet & Catalog Retail - 0.2%
Alloy, Inc. (a)	12,400	130,076
ASKUL Corp.	207,600	4,617,365
dELiA*s, Inc. (a)	24,800	200,384
VistaPrint Ltd.	266,100	7,115,514
		12,063,339
Leisure Equipment & Products - 0.4%
Giant Manufacturing Co. Ltd.	728,000	1,178,165
Jumbo SA	862,219	10,786,856
Li Ning Co. Ltd.	2,000	1,957
Mega Bloks, Inc. (a)	100	2,044
Nidec Copal Corp.	100	1,341
Oakley, Inc.	330,500	5,568,925
SHIMANO, Inc.	100	3,059
Trigano SA	210,800	11,190,697
		28,733,044
Media - 1.0%
Astral Media, Inc. Class A (non-vtg.)	365,800	11,429,816
Austar United Communications Ltd. (a)	100	91
Balaji Telefilms Ltd. (a)	100	233
Chum Ltd. Class B (non-vtg.)	200	5,328
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Media Ltd. (a)	243,000	$ 281,603
E.W. Scripps Co. Class A	100	4,314
Grupo Televisa SA de CV (CPO) sponsored ADR	100	1,931
Harris Interactive, Inc. (a)	2,431,067	13,857,082
Interpublic Group of Companies, Inc. (a)	902,900	7,539,215
Modern Times Group AB (MTG):
(B Shares) (a)	100	5,260
(Redemption Shares) (a)	100	424
News Corp. Class A	204	3,913
Omnicom Group, Inc.	384,600	34,264,014
Reuters Group PLC sponsored ADR	100	4,251
Salem Communications Corp. Class A (a)	187,132	2,434,587
Trader Classified Media NV:
(A Shares)	100	1,389
Class A (NY Shares)	76,800	1,066,998
Usen Corp.	100	1,343
Zee Telefilms Ltd.	88	461
		70,902,253
Multiline Retail - 0.8%
Don Quijote Co. Ltd.	300	6,790
JCPenney Co., Inc.	100	6,751
Lifestyle International Holdings Ltd.	2,328,500	4,257,486
Lojas Renner SA	148,700	7,895,332
Nordstrom, Inc.	927,900	33,868,350
Pantaloon Retail India Ltd.	50,104	1,690,519
Parkson Retail Group Ltd.	500	1,423
PT Mitra Adiperkasa Tbk	1,553,000	139,154
Ryohin Keikaku Co. Ltd.	92,300	7,566,301
Shopper's Stop Ltd. (a)	100	1,079
		55,433,185
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A	90,700	5,027,501
Asahi Co. Ltd.	100	3,146
Asbury Automotive Group, Inc. (a)	408,600	8,556,084
Best Buy Co., Inc.	51,500	2,824,260
Blacks Leisure Group PLC	100	1,002
Build-A-Bear Workshop, Inc. (a)(d)	462,200	9,941,922
CarMax, Inc. (a)	100	3,546
Charming Shoppes, Inc. (a)	338,500	3,804,740
Chico's FAS, Inc. (a)	100	2,698
China Paradise Electronics Retail Ltd.	567,900	148,076
Chow Sang Sang Holdings International Ltd.	2,000	753
Circuit City Stores, Inc.	443,700	12,077,514
DSG International PLC	5,601,500	19,788,086
DSG International PLC sponsored ADR	100	1,060
DSW, Inc. Class A (d)	69,500	2,531,190
Ellerine Holdings Ltd.	207,900	1,899,226
Esprit Holdings Ltd.	500	4,082
Fantastic Holdings Ltd.	110	221

	Shares	Value (Note 1)
Gamestop Corp.:
Class A (a)	17,200	$ 722,400
Class B (a)	604,800	20,714,400
GOME Electrical Appliances Holdings Ltd.	100	84
Guess?, Inc. (a)	100	4,175
Hennes & Mauritz AB (H&M) (B Shares)	100	3,877
Inditex SA	354,500	14,955,652
JB Hi-Fi Ltd.	100	378
KOMERI Co. Ltd.	457,400	14,470,509
Lewis Group Ltd.	442,100	2,848,678
Nitori Co. Ltd.	201,700	9,818,388
Pendragon PLC	100	1,105
RONA, Inc. (a)	100	1,796
Ross Stores, Inc.	82	2,300
Tiffany & Co., Inc.	243,700	8,046,974
United Auto Group, Inc.	195,800	4,180,330
Williams-Sonoma, Inc.	100	3,405
Yamada Denki Co. Ltd.	60,800	6,200,883
Zumiez, Inc. (a)	100	3,757
		148,594,198
Textiles, Apparel & Luxury Goods - 0.8%
Asics Corp.	3,370,700	34,347,706
Billabong International Ltd.	100	1,141
Columbia Sportswear Co. (a)	90	4,073
Compagnie Financiere Richemont unit	100	4,581
Deckers Outdoor Corp. (a)	94,072	3,627,416
Folli Follie SA	80	1,871
Gildan Activewear, Inc. Class A (a)	200	9,458
Luxottica Group Spa sponsored ADR	100	2,713
NIKE, Inc. Class B	100	8,100
Polo Ralph Lauren Corp. Class A	100	5,490
Ports Design Ltd.	2,687,500	4,325,608
Quiksilver, Inc. (a)	68	828
Ted Baker PLC	1,176,408	10,911,764
The Swatch Group AG (Bearer)	100	16,892
Under Armour, Inc. Class A (sub. vtg.)	100	4,262
Welspun India Ltd. (a)	27,489	47,003
Yue Yuen Industrial Holdings Ltd.	1,147,800	3,155,388
		56,474,294
TOTAL CONSUMER DISCRETIONARY		535,478,442
CONSUMER STAPLES - 3.7%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	100	2,929
Brick Brewing Co. Ltd. (a)	100	202
C&C Group PLC	43,900	381,305
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	100	4,125
sponsored ADR	20	732
Fomento Economico Mexicano SA de CV sponsored ADR	26,500	2,218,580
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Beverages - continued
Grupo Modelo SA de CV Series C	142,600	$ 540,509
Hansen Natural Corp. (a)	100	19,037
Jones Soda Co. (a)(d)	45,559	410,031
MGP Ingredients, Inc.	200	4,644
Pernod Ricard SA	100	19,828
Tsingtao Brewery Co. Ltd. (H Shares)	3,000	3,361
Yantai Changyu Pioneer Wine Co. (B Shares)	130	377
		3,605,660
Food & Staples Retailing - 0.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	100	2,149
Daikokutenbussan Co. Ltd.	79,000	1,960,760
Heng Tai Consumables Group Ltd.	22,257,200	2,665,276
Lianhua Supermarket Holdings Co. (H Shares)	356,000	380,467
Metro AG	297,000	16,838,161
Plant Co. Ltd.	127,000	687,026
Pyaterochka Holding NV GDR (a)	100	1,665
Sugi Pharmacy Co. Ltd.	100	1,984
Valor Co. Ltd.	359,800	6,556,111
Wal-Mart de Mexico SA de CV sponsored ADR	202	5,595
Whole Foods Market, Inc.	100	6,464
		29,105,658
Food Products - 1.5%
Alico, Inc.	100	5,511
Archer-Daniels-Midland Co.	267,600	11,046,528
Barry Callebaut AG	85	35,877
Britannia Industries Ltd.	35,703	932,768
Campbell Soup Co.	100	3,711
Chaoda Modern Agriculture (Holdings) Ltd.	1,000	625
China Mengniu Dairy Co. Ltd.	100	126
China Yurun Food Group Ltd.	1,000	760
COFCO International Ltd.	2,000	1,140
Corn Products International, Inc.	100	3,060
Green Mountain Coffee Roasters, Inc. (a)	713	28,641
Groupe Danone	466,900	59,337,630
Groupe Danone sponsored ADR	81,700	2,178,939
Heritage Foods (INDIA) Ltd.	100	324
Hormel Foods Corp.	100	3,714
IAWS Group PLC (Ireland)	25,450	449,268
Lindt & Spruengli AG	682	14,264,818
McCormick & Co., Inc. (non-vtg.)	188,300	6,317,465
Peet's Coffee & Tea, Inc. (a)	100	3,019
PT Indofood Sukses Makmur Tbk	23,965,500	2,276,753
Rocky Mountain Chocolate Factory, Inc.	100	1,299
Seaboard Corp.	4,609	5,899,520
Tingyi (Cayman Island) Holding Corp.	1,238,000	757,187

	Shares	Value (Note 1)
Want Want Holdings Ltd.	1,000	$ 1,350
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	45,300	1,773,495
Wm. Wrigley Jr. Co.	100	4,536
		105,328,064
Household Products - 0.0%
Hindustan Lever Ltd.	100	499
Kao Corp.	1,000	26,174
		26,673
Personal Products - 1.7%
Amorepacific Corp. (a)	62	26,762
Avon Products, Inc.	272,179	8,437,549
Concern Kalina OJSC:
GDR (f)	25,543	1,031,816
sponsored ADR	25,700	1,038,158
Godrej Consumer Products Ltd. (a)	127,604	1,797,943
Hengan International Group Co. Ltd.	33,796,200	55,048,695
Kose Corp.	110	3,461
Marico Ltd.	100	960
Natura Cosmeticos SA	500	5,113
NBTY, Inc. (a)	1,697,000	40,575,270
Pacific Corp.	37	6,084
Shiseido Co. Ltd. sponsored ADR	321,700	6,240,980
		114,212,791
Tobacco - 0.0%
ITC Ltd.	100	398
TOTAL CONSUMER STAPLES		252,279,244
ENERGY - 17.2%
Energy Equipment & Services - 12.3%
BJ Services Co.	338,520	12,613,255
Cameron International Corp. (a)	399,200	19,069,784
Compagnie Generale de Geophysique SA (a)	12,300	2,122,538
Core Laboratories NV (a)	1,105,400	67,473,616
ENSCO International, Inc.	356,700	16,415,334
FMC Technologies, Inc. (a)	865,400	58,379,884
Global Industries Ltd. (a)	2,775,789	46,355,676
GlobalSantaFe Corp.	1,189,950	68,719,613
Grant Prideco, Inc. (a)	1,363,300	61,007,675
Gulf Island Fabrication, Inc.	39,061	782,782
Hydril Co. (a)	100	7,852
Metretek Technologies, Inc. (a)	100	1,718
Noble Corp.	2,398,000	178,459,160
NS Group, Inc. (a)	100	5,508
Oceaneering International, Inc. (a)	200	9,170
Parker Drilling Co. (a)	4,978,330	35,744,409
Pason Systems, Inc.	3,025,200	44,308,895
Pride International, Inc. (a)	716,700	22,382,541
Smith International, Inc.	598,580	26,618,853
Superior Energy Services, Inc. (a)	1,559,900	52,880,610
TODCO Class A	208,900	8,533,565
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc. (a)	573,200	$ 46,039,424
Unit Corp. (a)	100	5,689
Veritas DGC, Inc. (a)	545,200	28,121,416
Weatherford International Ltd. (a)	983,400	48,796,308
		844,855,275
Oil, Gas & Consumable Fuels - 4.9%
Arch Coal, Inc.	1,199,800	50,835,526
Cameco Corp.	123,400	4,915,881
Canadian Natural Resources Ltd.	378,200	20,910,601
China Petroleum & Chemical Corp. sponsored ADR	100	5,724
Clayton Williams Energy, Inc. (a)	108,551	3,749,352
CONSOL Energy, Inc.	1,287,400	60,147,328
Energy Partners Ltd. (a)	422,300	8,002,585
Forest Oil Corp. (a)	475,000	15,751,000
Golar LNG Ltd. (NASDAQ) (a)	21,393	285,169
Hess Corp.	2,061,700	108,960,845
Hugoton Royalty Trust	11,943	354,707
International Coal Group, Inc. (a)	1,060,200	7,622,838
JKX Oil & Gas	91	656
Niko Resources Ltd.	100	5,647
OPTI Canada, Inc. (a)	200	4,094
Peabody Energy Corp.	200	11,150
PetroChina Co. Ltd. sponsored ADR	100	10,797
Petroleo Brasileiro SA Petrobras:
(PN) sponsored ADR (non-vtg.)	100	7,984
sponsored ADR	100	8,931
Ship Finance International Ltd. (NY Shares)	698,200	12,085,842
Southwestern Energy Co. (a)	127,600	3,976,016
Surgutneftegaz JSC sponsored ADR	100	7,400
Tesoro Corp.	400,800	29,803,488
TransMontaigne, Inc. (a)	500	5,605
Valero Energy Corp.	154,222	10,258,847
		337,728,013
TOTAL ENERGY		1,182,583,288
FINANCIALS - 11.5%
Capital Markets - 1.6%
A.G. Edwards, Inc.	156,700	8,668,644
AllianceBernstein Holding LP	883,900	54,041,646
Ameriprise Financial, Inc.	551,920	24,654,266
Azimut Holdings Spa	825,400	8,633,699
Deutsche Bank AG (NY Shares)	100	11,250
Eaton Vance Corp. (non-vtg.)	100	2,496
EFG International	100	2,781
Espirito Santo Financial Holding SA ADR	100	2,763
Indiabulls Financial Services Ltd.	300	1,738
JAFCO Co. Ltd.	66,100	3,962,823

	Shares	Value (Note 1)
Korea Investment Holdings Co. Ltd.	284,780	$ 9,305,555
Matsui Securities Co. Ltd.	100	946
New Star Asset Management Ltd.	100	724
Nuveen Investments, Inc. Class A	100	4,305
optionsXpress Holdings, Inc.	100	2,331
T. Rowe Price Group, Inc.	400	15,124
TD Ameritrade Holding Corp.	100	1,481
		109,312,572
Commercial Banks - 2.0%
Allahabad Bank	1,084,333	1,509,038
Banco Itau Holding Financeira SA:
(PN) (non-vtg.)	5,300	153,795
sponsored ADR (non-vtg.)	138,900	4,050,324
Banco Pastor SA	1,914,400	25,101,230
Bank of Ayudhya PCL (For. Reg.)	304,800	138,327
Bank of Baroda	1,484,771	6,840,691
Bank of Fukuoka Ltd.	2,356,600	17,917,780
Bank of India	1,912,449	4,262,160
Boston Private Financial Holdings, Inc.	618,495	17,256,011
Canara Bank	389,312	1,726,872
Capitalia Spa	79	648
Cathay General Bancorp	20	728
Colonial Bancgroup, Inc.	234,100	6,011,688
Commerce Bancorp, Inc., New Jersey	100	3,567
Corp. Bank	327,479	1,584,576
DnB NOR ASA	100	1,241
F. van Lanschot Bankiers NV (Certificaten Van Aandelen) unit	100	9,293
Fulton Financial Corp.	13	207
HDFC Bank Ltd. sponsored ADR	50,100	2,732,955
Hiroshima Bank Ltd.	1,563,900	9,526,225
Hokuhoku Financial Group, Inc.	100	418
ICICI Bank Ltd. sponsored ADR	49,000	1,158,850
Industrial & Commercial Bank of China (Asia) Ltd.	938,000	1,382,920
Juroku Bank Ltd.	1,155,400	6,765,287
Lakeland Financial Corp.	200	4,858
Oriental Bank of Commerce	52,856	205,145
OTP Bank Rt.	100	2,832
PrivateBancorp, Inc.	66,700	2,762,047
PT Bank Central Asia Tbk	500	221
Punjab National Bank	79,319	592,835
Sberbank RF GDR (a)	100	17,069
Siam City Bank PLC (For. Reg.)	236,300	115,299
State Bancorp, Inc., New York	6	104
State Bank of India	251,075	4,619,769
Sumitomo Trust & Banking Co. Ltd.	811,000	8,859,515
The Keiyo Bank Ltd.	806,400	4,566,722
UCO Bank	2,035,172	749,660
Uniao de Bancos Brasileiros SA (Unibanco) GDR	33,300	2,210,787
Union Bank of India	136,229	289,205
Uti Bank Ltd.	397,000	2,318,574
Vijaya Bank Ltd.	436,403	375,242
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.	127	$ 6,868
Wintrust Financial Corp.	100	5,085
		135,836,668
Consumer Finance - 0.2%
Advanta Corp.:
Class A	121,025	3,968,410
Class B	221,500	7,962,925
American Express Co.	100	5,322
		11,936,657
Diversified Financial Services - 0.9%
Bank of America Corp.	838,600	40,336,660
Financial Technology (India) Ltd.	78	2,037
Hong Kong Exchanges & Clearing Ltd.	100	643
Infrastructure Development Finance Co. Ltd.	100	118
IntercontinentalExchange, Inc.	203,200	11,773,408
Kotak Mahindra Bank Ltd.	869,070	4,621,904
Moody's Corp.	53	2,886
PICO Holdings, Inc. (a)	100	3,225
TSX Group, Inc.	203,300	8,158,954
		64,899,835
Insurance - 5.0%
Admiral Group PLC	367,500	4,220,997
AFLAC, Inc.	1,353,900	62,753,265
American International Group, Inc.	1,255,000	74,107,750
Assurant, Inc.	1,880,200	91,001,680
Baloise Holdings AG (Reg.)	100	7,685
Brown & Brown, Inc.	100	2,922
China Life Insurance Co. Ltd. ADR	100	6,330
Erie Indemnity Co. Class A	100	5,200
Everest Re Group Ltd.	100	8,657
Genworth Financial, Inc. Class A (non-vtg.)	100	3,484
Milano Assicurazioni Spa	1,021,400	7,454,010
Ohio Casualty Corp.	329,700	9,801,981
Old Republic International Corp.	883,300	18,876,121
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	3,408,500	10,335,770
Power Financial Corp.	100	2,807
Principal Financial Group, Inc.	100	5,565
Progressive Corp.	1,035,324	26,618,180
Protective Life Corp.	372,800	17,379,936
Reinsurance Group of America, Inc.	100	4,915
UNIPOL Assicurazioni Spa	100	322
Universal American Financial Corp. (a)	10,356	136,181
USI Holdings Corp. (a)	1,786,672	23,959,272
W.R. Berkley Corp.	1	26
		346,693,056

	Shares	Value (Note 1)
Real Estate Investment Trusts - 0.8%
Corporate Office Properties Trust (SBI)	100	$ 4,208
Equity Residential (SBI)	598,400	26,766,432
General Growth Properties, Inc.	100	4,506
K-REIT Asia (a)	20	16
Multiplex Group unit	5,589,000	13,581,832
Plum Creek Timber Co., Inc.	100	3,550
Unibail (Reg.)	31,600	5,509,617
Weingarten Realty Investors (SBI)	161,300	6,174,564
		52,044,725
Real Estate Management & Development - 1.0%
Aeon Mall Co. Ltd. (d)	382,000	16,057,855
AV Jennings Homes Ltd.	100	85
British Land Co. PLC	231,500	5,407,797
CapitaLand Ltd.	1,914,000	5,441,451
Derwent Valley Holdings PLC	190,400	5,521,780
Guangzhou R&F Properties Co. Ltd. (H Shares)	200	927
Keppel Land Ltd.	100	255
Kerry Properties Ltd.	7,292,496	24,836,507
Land Securities Group PLC	100	3,318
Mitsubishi Estate Co. Ltd.	270,000	5,733,887
Mitsui Fudosan Co. Ltd.	31,000	673,236
NTT Urban Development Co.	500	3,897,750
Shanghai Forte Land Co. Ltd. (H Shares)	1,022,000	414,524
Shun Tak Holdings Ltd.	530,200	692,938
W.P. Carey & Co. LLC	8,000	202,560
		68,884,870
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	84	2,087
Radian Group, Inc.	29,500	1,822,510
		1,824,597
TOTAL FINANCIALS		791,432,980
HEALTH CARE - 9.7%
Biotechnology - 0.2%
Alexion Pharmaceuticals, Inc. (a)	100	3,612
Alnylam Pharmaceuticals, Inc. (a)	271,900	4,100,252
Array Biopharma, Inc. (a)	100	860
AVI BioPharma, Inc. (a)	100	375
BioMarin Pharmaceutical, Inc. (a)	369,618	5,311,411
Celgene Corp. (a)	100	4,743
CSL Ltd.	83	3,315
Cubist Pharmaceuticals, Inc. (a)	100	2,518
CuraGen Corp. (a)	100	350
CytRx Corp. (a)	100	132
deCODE genetics, Inc. (a)	100	619
Genentech, Inc. (a)	100	8,180
Genitope Corp. (a)	100	632
Myogen, Inc. (a)	100	2,900
Orchid Cellmark, Inc. (a)	100	279
Pro-Pharmaceuticals, Inc. (a)	100	315
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Renovis, Inc. (a)	100	$ 1,531
Sangamo Biosciences, Inc. (a)	100	590
Seattle Genetics, Inc. (a)	100	460
Sirna Therapeutics, Inc. (a)(d)	244,199	1,391,934
Telik, Inc. (a)	100	1,650
Theravance, Inc. (a)	209,000	4,781,920
		15,618,578
Health Care Equipment & Supplies - 1.0%
Beckman Coulter, Inc. (d)	232,800	12,932,040
BioLase Technology, Inc.	198,100	1,664,040
bioMerieux SA	100	5,910
Biophan Technologies, Inc. (a)	100	110
C.R. Bard, Inc.	217,900	15,963,354
Clarient, Inc. (a)	100	89
Cochlear Ltd.	100	4,060
Cytyc Corp. (a)	100	2,536
Edwards Lifesciences Corp. (a)	202,900	9,217,747
Endocare, Inc. (a)	144,600	361,500
Fresenius AG	100	16,540
Gen-Probe, Inc. (a)	100	5,398
Haemonetics Corp. (a)	609,525	28,349,008
Hospira, Inc. (a)	100	4,294
IDEXX Laboratories, Inc. (a)	42,500	3,193,025
Kinetic Concepts, Inc. (a)	100	4,415
NMT Medical, Inc. (a)	100	1,001
Optos PLC	100	379
Phonak Holding AG	100	6,254
Somanetics Corp. (a)	100	1,910
St. Jude Medical, Inc. (a)	900	29,178
Stereotaxis, Inc. (a)	100	1,079
Synthes, Inc.	81	9,773
Vital Signs, Inc.	100	4,953
		71,778,593
Health Care Providers & Services - 1.6%
Acibadem Saglik Hizmetleri AS	100	935
Aetna, Inc.	370,100	14,778,093
Apollo Hospitals Enterprise Ltd.	33,617	293,728
Apollo Hospitals Enterprise Ltd. GDR (a)(f)	126,100	1,098,034
Caremark Rx, Inc.	185,706	9,261,158
Chemed Corp.	142,400	7,765,072
Diagnosticos Da America SA (a)	83,400	1,605,312
Dynacq Healthcare, Inc. (a)	100	130
Health Net, Inc. (a)	100	4,517
Humana, Inc. (a)	328,000	17,613,600
National Research Corp.	100	2,325
Omnicare, Inc.	171,700	8,142,014
PSS World Medical, Inc. (a)	7,200	127,080
Ramsay Health Care Ltd.	100	714

	Shares	Value (Note 1)
ResCare, Inc. (a)(e)	1,594,503	$ 31,890,060
VCA Antech, Inc. (a)	511,320	16,326,448
		108,909,220
Health Care Technology - 1.2%
Allscripts Healthcare Solutions, Inc. (a)	100	1,755
Cerner Corp. (a)	100	3,711
Eclipsys Corp. (a)	575,386	10,449,010
Emageon, Inc. (a)	100	1,459
Emdeon Corp. (a)	556,100	6,901,201
IMS Health, Inc.	1,982,100	53,219,385
Merge Technologies, Inc. (a)	200	2,462
TriZetto Group, Inc. (a)	670,125	9,911,149
		80,490,132
Life Sciences Tools & Services - 4.4%
Applera Corp. - Celera Genomics Group (a)	100	1,295
Bachem Holding AG (B Shares)	100	5,791
Bio-Imaging Technologies, Inc. (a)	100	412
Bio-Rad Laboratories, Inc. Class A (a)	100	6,494
Covance, Inc. (a)	596,600	36,523,852
Dionex Corp. (a)	100	5,466
Evotec OAI AG (a)	100	412
Exelixis, Inc. (a)	74	744
Fisher Scientific International, Inc. (a)	100	7,305
Harvard Bioscience, Inc. (a)	1,462,135	6,506,501
ICON PLC sponsored ADR (a)	199,126	11,011,668
Illumina, Inc. (a)	100	2,966
Invitrogen Corp. (a)	477,730	31,563,621
Luminex Corp. (a)	27,200	473,008
Millipore Corp. (a)	392,700	24,736,173
Nektar Therapeutics (a)	100	1,834
PAREXEL International Corp. (a)	573,199	16,536,791
QIAGEN NV (a)	3,805,800	52,215,576
Stratagene Corp.	641,786	3,959,820
Thermo Electron Corp. (a)	2,875,400	104,204,496
Waters Corp. (a)	266,920	11,851,248
		299,615,473
Pharmaceuticals - 1.3%
Allergan, Inc.	128,188	13,749,445
Aventis Pharma Ltd.	100	3,181
Boiron SA	55	1,089
Chugai Pharmaceutical Co. Ltd.	100	2,041
Cipla Ltd.	250	1,177
Daiichi Sankyo Co. Ltd.	100	2,753
Dr. Reddy's Laboratories Ltd. sponsored ADR	50,200	1,390,540
Eisai Co. Ltd. sponsored ADR	100	4,475
GlaxoSmithkline Pharmaceuticals Ltd.	100	2,261
Johnson & Johnson	660,400	39,571,168
New River Pharmaceuticals, Inc. (a)	706,701	20,140,979
Pfizer Ltd.	100	1,689
Ranbaxy Laboratories Ltd. sponsored GDR	75	596
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	149	$ 24,632
SuperGen, Inc. (a)	100	363
Valeant Pharmaceuticals International	100	1,692
ViroPharma, Inc. (a)	1,482,707	12,780,934
		87,679,015
TOTAL HEALTH CARE		664,091,011
INDUSTRIALS - 12.7%
Aerospace & Defense - 1.0%
Alliant Techsystems, Inc. (a)	161,200	12,307,620
CAE, Inc.	1,045,200	7,958,613
Ceradyne, Inc. (a)	253,634	12,552,347
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	100	3,647
Esterline Technologies Corp. (a)	884,791	36,798,458
General Dynamics Corp.	200	13,092
Precision Castparts Corp.	100	5,976
Rockwell Collins, Inc.	100	5,587
		69,645,340
Air Freight & Logistics - 0.0%
Business Post Group PLC	200	1,559
Expeditors International of Washington, Inc.	200	11,202
Forward Air Corp.	150	6,110
		18,871
Airlines - 1.2%
ACE Aviation Holdings, Inc. Class A (a)	899,700	25,105,845
Air China Ltd. (H Shares)	2,000	837
Alaska Air Group, Inc. (a)	1,394,844	54,984,750
easyJet PLC (a)	100	714
Southwest Airlines Co.	100	1,637
		80,093,783
Building Products - 0.3%
American Woodmark Corp. (d)	484,194	16,966,158
Trex Co., Inc. (a)	100	2,589
USG Corp. (a)	100	7,293
Wienerberger Baustoffindust AG	100	4,752
		16,980,792
Commercial Services & Supplies - 1.2%
American Ecology Corp.	45,100	1,195,150
American Reprographics Co. (a)	100	3,625
Bennett Environmental, Inc. (a)	100	289
Bio-Treat Technology Ltd.	4,150,300	2,805,586
ChoicePoint, Inc. (a)	100	4,177
Cintas Corp.	572,025	22,743,714
Dun & Bradstreet Corp. (a)	100	6,968
Equifax, Inc.	306,211	10,515,286
Fullcast Co. Ltd. (d)	5,746	19,534,140

	Shares	Value (Note 1)
GFK AG	20	$ 729
Intertek Group PLC	436,200	5,647,416
Midas International Holdings Ltd.	4,166,000	257,483
Monster Worldwide, Inc. (a)	138,748	5,918,990
Randstad Holdings NV	238,200	13,967,697
Ritchie Brothers Auctioneers, Inc.	100	5,318
Robert Half International, Inc.	100	4,200
Sinomem Technology Ltd.	1,589,000	823,186
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	75	71,166
Tele Atlas NV (a)	65,600	1,397,193
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	2,000	453
United Envirotech Ltd.	1,000	231
		84,902,997
Construction & Engineering - 0.6%
Arcadis NV	9,700	459,849
Arcadis NV (NY Shares)	200	9,104
Chicago Bridge & Iron Co. NV (NY Shares)	100	2,415
Daelim Industrial Co.	41,500	2,607,147
Fluor Corp.	139,300	12,945,149
IVRCL Infrastructures & Projects Ltd.	100	496
Jacobs Engineering Group, Inc. (a)	146,570	11,672,835
Larsen & Toubro Ltd.	100	4,887
LG Engineering & Construction Co. Ltd.	42,210	2,731,837
Orascom Construction Industries SAE GDR	100	6,290
PTC India Ltd.	100	110
Quanta Services, Inc. (a)	46,900	812,777
Shaw Group, Inc. (a)	320,100	8,898,780
SNC-Lavalin Group, Inc.	300	7,896
Taihei Dengyo Kaisha Ltd.	348,000	2,402,622
		42,562,194
Electrical Equipment - 1.9%
AstroPower, Inc. (a)	100	0
Bharat Heavy Electricals Ltd.	100	4,249
C&D Technologies, Inc.	100	752
Crompton Greaves Ltd.	85,155	1,624,311
Fujikura Ltd.	1,000	11,038
II-VI, Inc. (a)	200	3,660
Johnson Electric Holdings Ltd. sponsored ADR	100	720
Jyoti Structures Ltd.	100	829
KEC International Ltd.	100	573
Q-Cells AG	100	8,412
Rockwell Automation, Inc.	1,556,450	112,079,965
Roper Industries, Inc.	77,600	3,627,800
Shanghai Electric (Group) Corp. (H Shares)	2,000	695
Solar Integrated Technologies, Inc. (a)	751,400	1,271,623
SolarWorld AG	229,600	14,412,071
		133,046,698
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
Aditya Birla Nuvo Ltd.	100	$ 1,564
Fu Sheng Industrial Co. Ltd.	3,799,320	3,666,901
General Electric Co.	957,400	31,555,904
Hutchison Whampoa Ltd. ADR	100	4,575
Max India Ltd. (a)	237,746	4,066,244
NWS Holdings Ltd.	1,820,500	3,164,558
Shanghai Industrial Holdings Ltd. Class H	1,000	1,951
		42,461,697
Machinery - 5.3%
A.S.V., Inc. (a)	100	2,304
AGCO Corp. (a)	3,864,823	101,722,141
Badger Meter, Inc.	627,000	16,929,000
Bucher Holding AG	500	40,491
China Yuchai International Ltd.	100	731
Circor International, Inc.	100	3,049
Crane Co.	207,800	8,644,480
Danaher Corp.	100	6,432
Deutz AG (a)	163,900	1,289,414
Dover Corp.	302,400	14,947,632
Eicher Motors Ltd.	342,065	1,778,171
Fanuc Ltd.	100	8,984
Flowserve Corp. (a)	718,000	40,854,200
Graco, Inc.	326,300	15,003,274
Harsco Corp.	1,330,439	103,721,024
Heidelberger Druckmaschinen AG	192,900	8,772,235
Hexagon AB (B Shares)	100	3,641
Hyflux Ltd.	564,000	840,914
Jain Irrigation Systems Ltd. (a)	100	475
JTEKT Corp.	1,000	19,314
KCI Konecranes Oyj	100	1,801
Komax Holding AG (Reg.)	100	8,908
Krones AG	2,900	363,474
MAN AG	116,900	8,466,869
MMI Holdings Ltd.	13,426,000	6,064,750
PACCAR, Inc.	100	8,238
Railpower Technologies Corp. (a)	100	215
Schindler Holding AG (Reg.)	1,000	52,924
Tata Motors Ltd.	337,564	5,848,142
Tata Motors Ltd. sponsored ADR (d)	10,100	174,225
Terex Corp. (a)	93	9,179
Toshiba Machine Co. Ltd.	1,000	11,309
Valmont Industries, Inc.	333,500	15,504,415
Wabtec Corp.	304,800	11,399,520
Watts Water Technologies, Inc. Class A	100	3,355
		362,505,230
Marine - 0.0%
Hanjin Shipping Co. Ltd.	80	1,910
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp.	100	7,925

	Shares	Value (Note 1)
Guangshen Railway Co. Ltd. sponsored ADR	100	$ 1,877
Heartland Express, Inc.	200	3,578
J.B. Hunt Transport Services, Inc.	344,900	8,591,459
Knight Transportation, Inc.	225	4,545
		8,609,384
Trading Companies & Distributors - 0.4%
Fastenal Co.	100	4,029
GATX Corp.	569,500	24,203,750
MSC Industrial Direct Co., Inc. Class A	77	3,663
Richelieu Hardware Ltd.	100	1,930
STB Leasing Co. Ltd.	100	1,564
WESCO International, Inc. (a)	100	6,900
		24,221,836
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	2,000	1,494
Hopewell Holdings Ltd.	1,667,000	4,700,763
Hopewell Holdings Ltd. sponsored ADR	100	275
Macquarie Infrastructure Group unit	100	250
Sea Containers Ltd. Class B	7,900	36,814
		4,739,596
TOTAL INDUSTRIALS		869,790,328
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 1.4%
Adtran, Inc.	426,491	9,566,193
Arris Group, Inc. (a)	100	1,312
AudioCodes Ltd. (a)	100	1,090
Avaya, Inc. (a)	1,391,800	15,894,356
Black Box Corp.	73,700	2,824,921
Blue Coat Systems, Inc. (a)	100	1,686
CommScope, Inc. (a)	100	3,142
Comtech Telecommunications Corp. (a)	150	4,391
Corning, Inc. (a)	100	2,419
D-Link Corp.	1,677,000	1,828,315
Foxconn International Holdings Ltd. (a)	1,000	2,137
Harris Corp.	377,500	15,670,025
Juniper Networks, Inc. (a)	100	1,599
Option NV (a)	360	8,635
QUALCOMM, Inc.	798,700	32,003,909
Redback Networks, Inc. (a)	100	1,834
Tellabs, Inc. (a)	1,224,800	16,302,088
Zyxel Communications Corp.	1,306,000	2,137,777
		96,255,829
Computers & Peripherals - 1.0%
Apple Computer, Inc. (a)	688,200	39,309,984
Compal Electronics, Inc.	1,113	1,062
Creative Technology Ltd. (NASDAQ)	100	560
Foxconn Technology Co. Ltd.	1,100	8,833
Gemplus International SA sponsored ADR	100	464
Hypercom Corp. (a)	1,211,900	11,331,265
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Logitech International SA (Reg.) (a)	100	$ 3,861
M-Systems Flash Disk Pioneers Ltd. (a)	500	14,815
Moser-Baer India Ltd.	200	816
Oberthur Card Systems (d)	683,600	5,133,087
Psion PLC	33	94
SanDisk Corp. (a)	20	1,020
Seagate Technology	589,800	13,353,072
Unisteel Technology Ltd.	1,976,500	2,285,115
Xyratex Ltd. (a)	18,700	494,615
		71,938,663
Electronic Equipment & Instruments - 3.7%
Agilent Technologies, Inc. (a)	378,900	11,958,084
Amphenol Corp. Class A	100	5,596
CDW Corp.	1,112,791	60,814,028
CellStar Corp. (a)	100	285
Coherent, Inc. (a)	100	3,373
Daktronics, Inc.	200	5,774
Excel Technology, Inc. (a)	100	2,992
Hana Microelectronics PCL (For. Reg.)	509,400	334,077
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,230,596	38,486,008
Ibiden Co. Ltd.	117,600	5,652,611
Iteris, Inc. (a)	100	238
Itron, Inc. (a)	75,600	4,480,056
KEMET Corp. (a)	1,750,300	16,137,766
Keyence Corp.	15,700	4,009,211
Meiko Electronics Co. Ltd.	100	5,174
Metrologic Instruments, Inc. (a)	100	1,501
Mettler-Toledo International, Inc. (a)	949,200	57,493,044
Molex, Inc.	281,400	9,446,598
MTS Systems Corp.	100	3,951
Nidec Corp. sponsored ADR	267,800	4,831,112
Robotic Vision Systems, Inc. (a)	100	2
ScanSource, Inc. (a)	200	5,864
Sunpower Corp. Class A	100	2,802
Symbol Technologies, Inc.	189	2,039
Universal Display Corp. (a)	100	1,331
Vishay Intertechnology, Inc. (a)	2,587,000	40,693,510
Yageo Corp. sponsored GDR (a)	100	154
		254,377,181
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	100	3,619
Answers Corp. (a)	100	952
aQuantive, Inc. (a)	11	279
Art Technology Group, Inc. (a)	5,208,000	15,519,840
Baidu.com, Inc. sponsored ADR	100	8,253
eCollege.com (a)	100	2,114
EDGAR Online, Inc. (a)	72,348	340,036
Iliad Group SA	100	8,366
Index Holdings	100	98,755

	Shares	Value (Note 1)
NHN Corp. (a)	7,320	$ 2,546,221
RealNetworks, Inc. (a)	1,360,804	14,560,603
Sify Ltd. sponsored ADR (a)	100	998
Tencent Holdings Ltd.	1,685,000	3,536,520
ValueClick, Inc. (a)	248,795	3,819,003
VeriSign, Inc. (a)	380,964	8,826,936
WebEx Communications, Inc. (a)	754,504	26,815,072
Yahoo! Japan Corp.	6,600	3,495,390
		79,582,957
IT Services - 0.3%
CheckFree Corp. (a)	100	4,956
Cognizant Technology Solutions Corp. Class A (a)	151,700	10,220,029
Computershare Ltd.	100	583
Global Payments, Inc.	200	9,710
Hewitt Associates, Inc. Class A (a)	100	2,248
Infosys Technologies Ltd.	26,895	1,804,890
Infosys Technologies Ltd. sponsored ADR	28,000	2,139,480
Northgate Information Solutions PLC (a)	5,898,100	8,454,344
Patni Computer Systems Ltd. sponsored ADR	11,900	169,932
StarTek, Inc.	33,300	497,835
Syntel, Inc.	100	2,046
TALX Corp.	23	503
TietoEnator Oyj	100	2,888
		23,309,444
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	75	2,562
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)	290,500	7,094,010
Agere Systems, Inc. (a)	10	147
Altera Corp. (a)	556,564	9,767,698
Analog Devices, Inc.	107,900	3,467,906
ARM Holdings PLC sponsored ADR	100	626
ASML Holding NV (NY Shares) (a)	1,720,200	34,782,444
Cambridge Display Technologies, Inc. (a)	100	790
Cymer, Inc. (a)	40,800	1,895,568
Cypress Semiconductor Corp. (a)	100	1,454
Ersol Solar Energy AG	100	6,098
FormFactor, Inc. (a)	100	4,463
Freescale Semiconductor, Inc. Class A (a)	100	2,900
International Rectifier Corp. (a)	100	3,908
KLA-Tencor Corp.	100	4,157
Marvell Technology Group Ltd. (a)	100	4,433
MEMC Electronic Materials, Inc. (a)	698,900	26,208,750
Saifun Semiconductors Ltd.	3,700	106,005
Samsung Electronics Co. Ltd.	60	38,136
Silicon Image, Inc. (a)	100	1,078
Teradyne, Inc. (a)	422,600	5,886,818
Texas Instruments, Inc.	393,900	11,931,231
Veeco Instruments, Inc. (a)	1,242,796	29,628,257
Zoran Corp. (a)	1,162,716	28,300,507
		159,137,384
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 0.8%
Activision, Inc. (a)	1	$ 11
Adobe Systems, Inc. (a)	100	3,036
Agile Software Corp. (a)	100	634
Autonomy Corp. PLC (a)	200	1,519
Cognos, Inc. (a)	691,500	19,644,977
F-Secure Oyj	100	330
FactSet Research Systems, Inc.	150	7,095
Informatica Corp. (a)	42,300	556,668
Intuit, Inc. (a)	100	6,039
Manhattan Associates, Inc. (a)	358,619	7,276,380
Midway Games, Inc. (a)	100	809
Napster, Inc. (a)	100	308
NAVTEQ Corp. (a)	100	4,468
NDS Group PLC sponsored ADR (a)	100	4,655
Nintendo Co. Ltd.	100	16,780
Nuance Communications, Inc. (a)	100	1,006
Open Solutions, Inc. (a)	505,245	13,444,569
Plato Learning, Inc. (a)	277,643	1,726,939
Quality Systems, Inc. (d)	150,871	5,555,070
RSA Security, Inc. (a)	100	2,719
Salesforce.com, Inc. (a)	100	2,666
Scientific Learning Corp. (a)	100	460
Subex Systems Ltd.	200	1,903
Symantec Corp. (a)	100	1,554
Tata Elxsi Ltd.	100	394
Temenos Group AG (a)	391,573	3,603,433
		51,864,422
TOTAL INFORMATION TECHNOLOGY		736,468,442
MATERIALS - 12.9%
Chemicals - 2.7%
ADA-ES, Inc. (a)	100	1,715
Air Products & Chemicals, Inc.	100	6,392
Airgas, Inc.	1,718,472	64,013,082
Albemarle Corp.	264,300	12,654,684
Asian Paints India Ltd.	548,256	7,074,869
Dyno Nobel Ltd.	100	183
Ecolab, Inc. (d)	1,361,700	55,257,786
Filtrona PLC	50	269
Jubilant Organosys Ltd.	500	2,466
Kuraray Co. Ltd.	223,000	2,494,560
Monsanto Co.	100	8,419
Mosaic Co. (a)	100	1,565
Nitto Denko Corp.	57,400	4,088,355
Praxair, Inc.	222,700	12,025,800
Quaker Chemical Corp.	100	1,870
Recticel SA	100	1,209
Sasa Dupont Sabanci Polyester Sanayi AS	1	1
Sigma Aldrich Corp.	100	7,264

	Shares	Value (Note 1)
Sinopec Shanghai Petrochemical Co. Ltd.:
(H Shares)	922,000	$ 451,132
sponsored ADR	200	9,870
Syngenta AG sponsored ADR	100	2,656
Tokuyama Corp.	1,673,000	24,855,583
United Phosphorous Ltd.	455	2,348
Valhi, Inc.	51,700	1,269,235
Zoltek Companies, Inc. (a)	100	2,989
		184,234,302
Construction Materials - 0.0%
Cemex SA de CV sponsored ADR	111	6,324
Florida Rock Industries, Inc.	100	4,967
Headwaters, Inc. (a)	100	2,556
Rinker Group Ltd. sponsored ADR	100	6,062
		19,909
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	516,000	8,034,120
Essel Propack Ltd.	1,080,401	1,510,630
Pactiv Corp. (a)	337,405	8,350,774
Sealed Air Corp.	100	5,208
		17,900,732
Metals & Mining - 9.6%
Agnico-Eagle Mines Ltd.	1,613,230	53,485,302
Agnico-Eagle Mines Ltd. (a)	23,350	384,575
AK Steel Holding Corp. (a)	869,800	12,029,334
Aleris International, Inc. (a)	100	4,585
Amcol International Corp.	78,700	2,073,745
Barrick Gold Corp.	127,500	3,765,722
Bema Gold Corp. (a)	170,800	852,240
BHP Billiton Ltd. sponsored ADR	100	4,307
BlueScope Steel Ltd.	100	591
Boliden AB	1,447,300	26,650,627
Century Aluminum Co. (a)	1,096,488	39,133,657
Compania de Minas Buenaventura SA sponsored ADR	266,600	7,272,848
Eldorado Gold Corp. (a)	151,600	736,067
Equinox Minerals Ltd. (a)	4,770,000	5,554,958
Falconbridge Ltd.	277	14,591
FNX Mining Co., Inc. (a)	100	950
Freeport-McMoRan Copper & Gold, Inc. Class B	1,285,900	71,251,719
Glamis Gold Ltd. (a)	100	3,791
Goldcorp, Inc.	100	3,014
Grupo Mexico SA de CV Series B	100	285
Harmony Gold Mining Co. Ltd. (a)	646,500	10,531,485
High River Gold Mines Ltd. (a)	2,297,500	4,733,719
HudBay Minerals, Inc. (a)(d)	991,400	12,611,198
IAMGOLD Corp.	891,900	7,925,869
Inco Ltd.	100	6,584
Inmet Mining Corp.	100	3,736
Ivanhoe Mines Ltd. (a)	100	677
Kinross Gold Corp. (a)	7,998,866	87,204,335
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Mechel Steel Group OAO sponsored ADR	100	$ 2,239
Meridian Gold, Inc. (a)	100	3,155
Newmont Mining Corp.	3,912,780	207,103,444
Northern Orion Resources, Inc. (a)	100	491
Nucor Corp.	163,200	8,853,600
Oregon Steel Mills, Inc. (a)	100	5,066
Phelps Dodge Corp.	168,200	13,819,312
POSCO sponsored ADR	100	6,690
Sumitomo Metal Mining Co. Ltd.	2,000	26,078
Teck Cominco Ltd. Class B (sub. vtg.)	290,100	17,406,520
United States Steel Corp.	765,400	53,669,848
Vedanta Resources PLC	100	2,521
Xstrata PLC	100	3,792
Zinifex Ltd.	1,474,800	10,981,896
		658,125,163
Paper & Forest Products - 0.4%
Cathay Forest Products Corp. (a)	40,100	21,553
International Forest Products Ltd. (Interfor) Class A (sub. vtg.) (a)	9,100	57,064
Lee & Man Paper Manufacturing Ltd.	10,218,000	14,933,114
MAXXAM, Inc. (a)	100	2,805
P.H. Glatfelter Co.	100	1,587
Pope Resources, Inc. LP	100	3,115
Shandong Chenming Paper Holdings Ltd. (B Shares)	100	52
Sino-Forest Corp. (a)	2,546,500	13,116,882
		28,136,172
TOTAL MATERIALS		888,416,278
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	1,343,500	37,470,215
Covad Communications Group, Inc. (a)	61	123
Philippine Long Distance Telephone Co.	100	3,451
Pipex Communications PLC (a)	100	18
PT Indosat Tbk sponsored ADR	100	2,327
PT Telkomunikasi Indonesia Tbk sponsored ADR	100	3,210
Qwest Communications International, Inc. (a)	5,473,900	44,283,851
		81,763,195
Wireless Telecommunication Services - 0.3%
America Movil SA de CV Series L sponsored ADR	151,400	5,035,564
Bharti Airtel Ltd. (a)	622,405	5,364,106
MTN Group Ltd.	100	738
NII Holdings, Inc. (a)	36	2,030

	Shares	Value (Note 1)
Telemig Celular Participacoes SA sponsored ADR	100	$ 3,540
USA Mobility, Inc.	428,191	7,107,971
		17,513,949
TOTAL TELECOMMUNICATION SERVICES		99,277,144
UTILITIES - 1.1%
Electric Utilities - 0.0%
Hawaiian Electric Industries, Inc.	100	2,791
Korea Electric Power Corp. sponsored ADR	100	1,896
		4,687
Gas Utilities - 0.3%
AGL Resources, Inc.	227,300	8,664,676
China Gas Holdings Ltd. (a)	2,000	317
PT Perusahaan Gas Negara Tbk Series B	500	607
Xinao Gas Holdings Ltd.	11,922,000	11,359,768
		20,025,368
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	2,465,600	45,490,320
Black Hills Corp.	184,806	6,344,390
International Power PLC sponsored ADR	100	5,330
Malakoff BHD	533,300	1,407,813
NTPC Ltd.	59,000	142,613
		53,390,466
Multi-Utilities - 0.0%
Veolia Environnement sponsored ADR	100	5,172
Water Utilities - 0.0%
Eastern Water Resources Development & Management PCL (For.Reg.)	100	13
Guangdong Investment Ltd.	2,000	766
Puncak Niaga Holding BHD	100	72
		851
TOTAL UTILITIES		73,426,544
TOTAL COMMON STOCKS (Cost $4,986,919,512)		6,093,243,701
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Fedders Corp. Series A, 8.60%	5	71
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $119)		71
Money Market Funds - 11.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.11% (b)	747,004,614	$ 747,004,614
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	58,587,682	58,587,682
TOTAL MONEY MARKET FUNDS (Cost $805,592,296)		805,592,296
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.51%, dated 6/30/06 due 7/3/06) (Cost $4,253,000)	$ 4,254,599	4,253,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $5,796,764,927)		6,903,089,068
NET OTHER ASSETS - (0.6)%		(37,989,447)
NET ASSETS - 100%		$ 6,865,099,621
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,134,100 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,171,093
Fidelity Securities Lending Cash Central Fund	1,176,272
Total	$ 13,347,365
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Eclipsys Corp.	$ 47,063,766	$ 3,920,926	$ 49,142,716	$ -	$ -
Harvard Bioscience, Inc.	11,107,409	-	4,260,150	-	-
IMPCO Technologies, Inc.	9,268,848	-	-	-	19,278,481
Open Solutions, Inc.	25,264,922	11,663,898	27,800,418	-	-
Parker Drilling Co.	59,364,645	4,370,203	7,329,250	-	-
ResCare, Inc.	28,261,042	-	604,609	-	31,890,060
Stratagene Corp.	14,472,128	-	4,953,433	-	-
Strategic Diagnostics, Inc.	5,392,660	30,264	4,409,478	-	-
Total	$ 200,195,420	$ 19,985,291	$ 98,500,054	$ -	$ 51,168,541
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.5%
Canada	5.2%
Cayman Islands	5.1%
Japan	4.5%
Netherlands	2.5%
France	1.3%
United Kingdom	1.0%
Others (individually less than 1%)	6.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio

VIP Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $56,422,936 and repurchase agreements of $4,253,000) - See accompanying schedule: Unaffiliated issuers (cost $4,966,806,472)	$ 6,046,328,231
Affiliated Central Funds (cost $805,592,296)	805,592,296
Other affiliated issuers (cost $24,366,159)	51,168,541
Total Investments (cost $5,796,764,927)		$ 6,903,089,068
Cash		3,767
Foreign currency held at value (cost $11,504,372)		11,554,092
Receivable for investments sold		46,690,932
Receivable for fund shares sold		8,099,058
Dividends receivable		5,772,763
Interest receivable		2,386,827
Prepaid expenses		9,480
Other receivables		374,574
Total assets		6,977,980,561

Liabilities
Payable for investments purchased	$ 46,815,032
Payable for fund shares redeemed	1,806,964
Accrued management fee	3,116,626
Distribution fees payable	943,641
Other affiliated payables	485,692
Other payables and accrued expenses	1,125,303
Collateral on securities loaned, at value	58,587,682
Total liabilities		112,880,940

Net Assets		$ 6,865,099,621
Net Assets consist of:
Paid in capital		$ 5,266,596,009
Undistributed net investment income		15,158,298
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		477,519,518
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,105,825,796
Net Assets		$ 6,865,099,621

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,399,202,912 ÷ 42,470,959 shares)	$ 32.94

Service Class: Net Asset Value, offering price and redemption price per share ($1,054,003,717 ÷ 32,144,068 shares)	$ 32.79

Service Class 2: Net Asset Value, offering price and redemption price per share ($4,290,438,639 ÷ 132,036,187 shares)	$ 32.49

Investor Class: Net Asset Value, offering price and redemption price per share ($121,454,353 ÷ 3,693,565 shares)	$ 32.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 27,820,845
Interest		17,206
Income from affiliated Central Funds (including $1,176,272 from security lending)		13,347,365
Total income		41,185,416

Expenses
Management fee	$ 18,778,234
Transfer agent fees	2,300,780
Distribution fees	5,624,555
Accounting and security lending fees	621,744
Independent trustees' compensation	12,420
Custodian fees and expenses	580,260
Registration fees	26,819
Audit	49,648
Legal	40,226
Miscellaneous	159,028
Total expenses before reductions	28,193,714
Expense reductions	(678,295)	27,515,419
Net investment income (loss)		13,669,997
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,131,342)	480,757,624
Other affiliated issuers	10,399,498
Foreign currency transactions	56,366
Total net realized gain (loss)		491,213,488
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,012,244)	(123,042,876)
Assets and liabilities in foreign currencies	142,181
Total change in net unrealized appreciation (depreciation)		(122,900,695)
Net gain (loss)		368,312,793
Net increase (decrease) in net assets resulting from operations		$ 381,982,790

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,669,997	$ 16,088,209
Net realized gain (loss)	491,213,488	739,133,164
Change in net unrealized appreciation (depreciation)	(122,900,695)	79,632,320
Net increase (decrease) in net assets resulting from operations	381,982,790	834,853,693
Distributions to shareholders from net investment income	(14,545,563)	-
Distributions to shareholders from net realized gain	(746,524,101)	(69,737,263)
Total distributions	(761,069,664)	(69,737,263)
Share transactions - net increase (decrease)	1,383,612,442	1,095,215,324
Total increase (decrease) in net assets	1,004,525,568	1,860,331,754

Net Assets
Beginning of period	5,860,574,053	4,000,242,299
End of period (including undistributed net investment income of $15,158,298 and undistributed net investment income of $15,998,697, respectively)	$ 6,865,099,621	$ 5,860,574,053

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003 I	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 35.11	$ 30.18	$ 24.16	$ 17.51	$ 19.60	$ 20.26
Income from Investment Operations
Net investment income (loss) E	.10	.16 F	.01	- H	.09	.20
Net realized and unrealized gain (loss)	2.19	5.28	6.01	6.73	(2.00)	(.86)
Total from investment operations	2.29	5.44	6.02	6.73	(1.91)	(.66)
Distributions from net investment income	(.13)	-	-	(.08)	(.18)	-
Distributions from net realized gain	(4.33)	(.51)	-	-	-	-
Total distributions	(4.46)	(.51)	-	(.08)	(.18)	-
Net asset value, end of period	$ 32.94	$ 35.11	$ 30.18	$ 24.16	$ 17.51	$ 19.60
Total Return B, C, D	6.77%	18.30%	24.92%	38.64%	(9.82)%	(3.26)%
Ratios to Average Net Assets G
Expenses before reductions	.68% A	.69%	.71%	.70%	.70%	.69%
Expenses net of fee waivers, if any	.68% A	.69%	.71%	.70%	.70%	.69%
Expenses net of all reductions	.66% A	.64%	.68%	.68%	.63%	.62%
Net investment income (loss)	.58% A	.50% F	.03%	-%	.51%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,399,203	$ 1,276,302	$ 979,533	$ 678,480	$ 499,557	$ 574,934
Portfolio turnover rate	139% A	107%	55%	51%	135%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .36%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.04)% to 0.00%. The reclassification had no impact on total net assets or total return of the class.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003 H	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 34.95	$ 30.07	$ 24.10	$ 17.46	$ 19.54	$ 20.22
Income from Investment Operations
Net investment income (loss) E	.08	.12 F	(.02)	(.02)	.08	.18
Net realized and unrealized gain (loss)	2.19	5.27	5.99	6.72	(2.00)	(.86)
Total from investment operations	2.27	5.39	5.97	6.70	(1.92)	(.68)
Distributions from net investment income	(.10)	-	-	(.06)	(.16)	-
Distributions from net realized gain	(4.33)	(.51)	-	-	-	-
Total distributions	(4.43)	(.51)	-	(.06)	(.16)	-
Net asset value, end of period	$ 32.79	$ 34.95	$ 30.07	$ 24.10	$ 17.46	$ 19.54
Total Return B, C, D	6.73%	18.20%	24.77%	38.52%	(9.90)%	(3.36)%
Ratios to Average Net Assets G
Expenses before reductions	.78% A	.79%	.81%	.80%	.80%	.79%
Expenses net of fee waivers, if any	.78% A	.79%	.81%	.80%	.80%	.79%
Expenses net of all reductions	.76% A	.74%	.78%	.78%	.73%	.72%
Net investment income (loss)	.48% A	.40% F	(.07)%	(.10)%	.41%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,054,004	$ 990,561	$ 819,412	$ 580,179	$ 378,264	$ 366,665
Portfolio turnover rate	139% A	107%	55%	51%	135%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.14)% to (0.10)%. The reclassification had no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003 H	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 34.67	$ 29.88	$ 23.98	$ 17.39	$ 19.49	$ 20.20
Income from Investment Operations
Net investment income (loss) E	.06	.08 F	(.06)	(.05)	.05	.15
Net realized and unrealized gain (loss)	2.16	5.22	5.96	6.69	(1.99)	(.86)
Total from investment operations	2.22	5.30	5.90	6.64	(1.94)	(.71)
Distributions from net investment income	(.07)	-	-	(.05)	(.16)	-
Distributions from net realized gain	(4.33)	(.51)	-	-	-	-
Total distributions	(4.40)	(.51)	-	(.05)	(.16)	-
Net asset value, end of period	$ 32.49	$ 34.67	$ 29.88	$ 23.98	$ 17.39	$ 19.49
Total Return B, C, D	6.63%	18.02%	24.60%	38.31%	(10.02)%	(3.51)%
Ratios to Average Net Assets G
Expenses before reductions	.93% A	.94%	.96%	.95%	.95%	.94%
Expenses net of fee waivers, if any	.93% A	.94%	.96%	.95%	.95%	.94%
Expenses net of all reductions	.91% A	.89%	.93%	.93%	.88%	.88%
Net investment income (loss)	.33% A	.26% F	(.22)%	(.25)%	.25%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,290,439	$ 3,542,952	$ 2,201,298	$ 1,177,574	$ 520,933	$ 210,356
Portfolio turnover rate	139% A	107%	55%	51%	135%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .11%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.29)% to (0.25)%. The reclassification had no impact on total net assets or total return of the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 35.08	$ 31.81
Income from Investment Operations
Net investment income (loss) E	.08	.07 F
Net realized and unrealized gain (loss)	2.19	3.20
Total from investment operations	2.27	3.27
Distributions from net investment income	(.14)	-
Distributions from net realized gain	(4.33)	-
Total distributions	(4.47)	-
Net asset value, end of period	$ 32.88	$ 35.08
Total Return B, C, D	6.72%	10.28%
Ratios to Average Net Assets H
Expenses before reductions	.80% A	.86% A
Expenses net of fee waivers, if any	.80% A	.86% A
Expenses net of all reductions	.78% A	.80% A
Net investment income (loss)	.46% A	.45% A, F
Supplemental Data
Net assets, end of period (000 omitted)	$ 121,454	$ 50,760
Portfolio turnover rate	139% A	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .17%. G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio

VIP Overseas Portfolio

Investment Changes

Geographic Diversification (% of fund's net assets)
As of June 30, 2006
United Kingdom	23.2%
Japan	19.8%
France	12.3%
Germany	9.9%
Switzerland	7.5%
United States of America	7.2%
Italy	3.5%
Australia	2.4%
Netherlands	2.4%
Other	11.8%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of December 31, 2005
Japan	22.7%
United Kingdom	11.2%
France	10.2%
Taiwan	9.7%
United States of America	9.2%
Switzerland	8.4%
Germany	7.7%
Netherlands	4.5%
Italy	2.7%
Other	13.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.1	95.0
Short-Term Investments and Net Other Assets	5.9	5.0
Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.7	0.9
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.8	1.1
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.5	2.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5	1.9
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Commercial Banks)	1.5	0.5
Toyota Motor Corp. (Japan, Automobiles)	1.5	2.4
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	0.0
UBS AG (Reg.) (Switzerland, Capital Markets)	1.3	1.0
E.ON AG (Germany, Electric Utilities)	1.2	1.0
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.1	2.9
	15.4
Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.8	26.9
Consumer Discretionary	13.0	9.8
Information Technology	10.4	20.4
Energy	9.5	9.1
Industrials	8.4	3.1
Health Care	8.4	7.9
Consumer Staples	6.5	6.2
Materials	5.5	6.4
Telecommunication Services	3.2	3.9
Utilities	2.4	1.3

Semiannual Report

VIP Overseas Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (Note 1)
Australia - 2.4%
Aristocrat Leisure Ltd.	941,900	$ 9,015,652
BHP Billiton Ltd.	740,600	15,948,822
Computershare Ltd.	1,571,300	9,166,536
Macquarie Bank Ltd.	151,700	7,778,774
National Australia Bank Ltd.	843,600	22,042,554
Rio Tinto Ltd.	79,200	4,579,112
Silex Systems Ltd. (a)	1,297,800	3,934,997
TOTAL AUSTRALIA		72,466,447
Austria - 0.5%
Austriamicrosystems AG (a)	31,177	1,613,043
OMV AG	212,900	12,677,505
TOTAL AUSTRIA		14,290,548
Belgium - 0.3%
InBev SA	205,800	10,095,996
Brazil - 0.2%
Lojas Renner SA	90,200	4,789,233
Canada - 0.4%
Cameco Corp.	171,200	6,820,088
Talisman Energy, Inc.	275,400	4,805,869
TOTAL CANADA		11,625,957
China - 0.1%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	65,500	967,435
Global Bio-Chem Technology Group Co. Ltd.	7,820,000	3,322,839
TOTAL CHINA		4,290,274
Finland - 1.4%
Neste Oil Oyj	231,300	8,148,507
Nokia Corp. sponsored ADR	1,652,600	33,481,676
TOTAL FINLAND		41,630,183
France - 12.3%
Alcatel SA:
(RFD)	742,000	9,356,617
sponsored ADR (a)	101,100	1,274,871
Alstom SA (a)	225,600	20,619,578
Arkema (a)	14,440	563,570
AXA SA	180,104	5,911,783
AXA SA rights 6/30/06 (a)	180,104	152,057
BNP Paribas SA	199,902	19,140,241
Cap Gemini SA	330,600	18,874,184
Carrefour SA	416,800	24,440,538
Clarins SA	52,600	3,636,804
CNP Assurances	93,800	8,921,179
Compagnie Generale de Geophysique SA (a)	54,500	9,404,742
Electricite de France	84,800	4,469,218
Financiere Marc de Lacharriere SA (Fimalac)	108,700	8,572,373

	Shares	Value (Note 1)
France Telecom SA	106,661	$ 2,293,569
Groupe Danone	116,800	14,843,939
Ingenico SA	634,798	13,966,978
L'Air Liquide SA	90,090	17,551,528
L'Oreal SA	158,395	14,963,405
Louis Vuitton Moet Hennessy (LVMH)	102,500	10,174,757
Neopost SA	83,900	9,562,647
Publicis Groupe SA (d)	192,100	7,421,176
Remy Cointreau SA	95,400	4,889,970
Renault SA	137,100	14,731,779
Sanofi-Aventis sponsored ADR	647,100	31,513,770
Silicon On Insulator Technologies SA (SOITEC) (a)	161,900	4,790,280
Societe Generale Series A	20,200	2,971,582
Suez SA (France) (a)	361,700	15,037,316
Total SA Series B	511,700	33,526,582
Vallourec SA (d)	7,900	9,499,339
Vinci SA	84,600	8,717,147
Vivendi Universal SA sponsored ADR	357,200	12,469,852
TOTAL FRANCE		364,263,371
Germany - 9.9%
Aareal Bank AG (a)	169,511	6,396,735
ADVA AG Optical Networking (a)	670,101	6,814,686
Allianz AG (Reg.)	144,400	22,815,201
Bayer AG	412,700	18,947,058
Bayerische Motoren Werke AG (BMW)	96,000	4,796,693
Beiersdorf AG	76,400	11,513,675
Commerzbank AG	325,000	11,823,646
DaimlerChrysler AG	87,200	4,304,192
Deutsche Postbank AG (d)	97,600	7,024,056
Deutsche Telekom AG sponsored ADR	148,200	2,377,128
Deutz AG (a)	967,563	7,611,895
E.ON AG	315,244	36,268,820
ESCADA AG (a)	381,121	9,409,329
GFK AG (d)	75,769	2,762,326
Heidelberger Druckmaschinen AG	393,000	17,871,895
Hugo Boss AG	171,500	7,307,641
Hypo Real Estate Holding AG	167,800	10,193,717
MPC Muenchmeyer Petersen Capital AG	50,800	3,763,836
Q-Cells AG	44,500	3,743,349
RWE AG	171,300	14,254,209
SAP AG sponsored ADR	489,300	25,698,036
SGL Carbon AG (a)	592,200	11,885,838
Siemens AG sponsored ADR	285,600	24,795,792
Techem AG	63,400	2,935,866
Thielert AG	128,900	3,960,631
United Internet AG	152,800	2,202,854
Wincor Nixdorf AG	94,200	12,044,039
TOTAL GERMANY		293,523,143
Hong Kong - 0.1%
Dynasty Fine Wines Group Ltd.	10,966,000	3,988,920
Common Stocks - continued
	Shares	Value (Note 1)
India - 0.3%
Infosys Technologies Ltd.	62,333	$ 4,183,091
Satyam Computer Services Ltd.	238,980	3,696,429
TOTAL INDIA		7,879,520
Ireland - 1.5%
Allied Irish Banks PLC	816,600	19,745,389
Irish Life & Permanent PLC	573,500	13,645,354
Kerry Group PLC Class A	190,400	4,091,803
Ryanair Holdings PLC sponsored ADR (a)	119,400	6,294,768
TOTAL IRELAND		43,777,314
Israel - 1.0%
Bank Hapoalim BM (Reg.)	3,143,000	13,413,923
ECI Telecom Ltd. (a)	1,172,600	9,451,156
ECtel Ltd. (a)	28,939	127,332
Mizrahi Tefahot Bank Ltd. (a)	749,100	4,370,561
Vizrt Ltd. (a)	273,100	3,224,496
TOTAL ISRAEL		30,587,468
Italy - 3.5%
Azimut Holdings Spa	518,100	5,419,336
Banca Intesa Spa	2,436,700	14,269,748
Banche Popolari Unite SCpA	394,500	10,208,956
ENI Spa	948,786	27,870,587
FASTWEB Spa	111,700	4,855,288
Lottomatica Spa	155,800	5,923,177
Pirelli & C. Real Estate Spa	78,000	5,232,337
Unicredito Italiano Spa	3,963,500	31,044,278
TOTAL ITALY		104,823,707
Japan - 19.8%
Aeon Co. Ltd.	852,200	18,693,660
Aeon Fantasy Co. Ltd.	84,200	2,788,884
Aiful Corp.	42,000	2,242,692
Canon, Inc. (d)	426,150	20,816,007
Credit Saison Co. Ltd.	324,000	15,346,996
Daiichi Sankyo Co. Ltd.	299,200	8,236,662
Daiki Co. Ltd.	170,100	1,977,129
Daiwa Securities Group, Inc.	810,000	9,655,582
E*TRADE Securities Co. Ltd. (d)	3,086	4,126,354
Fanuc Ltd.	171,000	15,362,727
Fuji Television Network, Inc.	3,165	7,025,650
Fujitsu Ltd.	1,707,000	13,232,327
Homac Corp.	162,600	2,675,777
Honda Motor Co. Ltd.	97,400	3,099,268
Honeys Co. Ltd. (d)	100,890	4,320,393
Hoya Corp.	322,800	11,481,722
Ibiden Co. Ltd.	131,700	6,330,347
JAFCO Co. Ltd. (d)	135,900	8,147,468
JFE Holdings, Inc.	211,500	8,964,606
JGC Corp.	317,000	5,454,866
Kahma Co. Ltd. (d)	100,000	2,709,198

	Shares	Value (Note 1)
KOEI Co. Ltd. (d)	249,100	$ 4,441,023
Konami Corp.	184,900	4,080,162
Kose Corp.	240,400	7,563,382
Marui Co. Ltd.	310,100	4,829,349
Matsushita Electric Industrial Co. Ltd.	275,000	5,810,750
Matsushita Electric Industrial Co. Ltd. ADR	396,200	8,371,706
Millea Holdings, Inc.	515	9,582,090
Mitsubishi Estate Co. Ltd.	630,000	13,379,069
Mitsubishi UFJ Financial Group, Inc.	1,366	19,055,700
Mitsui Fudosan Co. Ltd.	137,000	2,975,268
Mitsui Trust Holdings, Inc.	600	7,210
Mizuho Financial Group, Inc.	3,252	27,539,332
Murata Manufacturing Co. Ltd.	122,700	7,967,324
Nafco Co. Ltd.	161,200	4,860,302
Nikko Cordial Corp.	1,122,900	14,366,840
Nintendo Co. Ltd.	118,600	19,900,546
Nippon Electric Glass Co. Ltd.	422,000	8,463,972
Nishimatsuya Chain Co. Ltd.	220,800	4,274,171
Nissan Motor Co. Ltd. (d)	995,800	10,943,842
Nitto Denko Corp.	192,000	13,675,333
NSK Ltd.	1,142,000	9,471,339
NTN Corp.	395,000	3,124,099
OMC Card, Inc.	372,100	5,300,616
Organo Corp.	291,000	2,543,151
ORIX Corp.	59,620	14,563,068
Point, Inc. (d)	97,600	5,510,125
Sompo Japan Insurance, Inc.	479,000	6,697,837
Sony Corp. sponsored ADR	360,600	15,880,824
St. Marc Holdings Co. Ltd.	48,000	3,313,961
Stanley Electric Co. Ltd.	293,000	6,043,085
Sumitomo Mitsui Financial Group, Inc.	2,134	22,566,223
Sumitomo Trust & Banking Co. Ltd.	772,600	8,440,026
T&D Holdings, Inc.	323,050	26,115,032
Takashimaya Co. Ltd.	872,000	10,943,343
The Sumitomo Warehouse Co. Ltd. (d)	344,000	2,540,354
Tokuyama Corp.	464,000	6,893,599
Toyota Motor Corp.	844,600	44,168,357
USS Co. Ltd.	154,710	10,221,609
Xebio Co. Ltd.	158,200	5,405,829
Yahoo! Japan Corp.	18,531	9,814,102
Yamada Denki Co. Ltd.	43,200	4,405,890
TOTAL JAPAN		588,738,155
Korea (South) - 0.2%
Samsung Electronics Co. Ltd.	8,100	5,148,414
Luxembourg - 0.4%
Gemplus International SA	1,052,200	2,341,995
SES Global unit	562,747	7,990,512
TOTAL LUXEMBOURG		10,332,507
Netherlands - 2.4%
ABN-AMRO Holding NV sponsored ADR (d)	680,100	18,607,536
Common Stocks - continued
	Shares	Value (Note 1)
Netherlands - continued
Fugro NV (Certificaten Van Aandelen) unit	169,200	$ 7,298,378
ING Groep NV (Certificaten Van Aandelen)	328,224	12,905,767
Koninklijke KPN NV sponsored ADR	943,000	10,627,610
Koninklijke Numico NV	174,700	7,841,781
Royal DSM NV (a)	319,900	13,324,076
TOTAL NETHERLANDS		70,605,148
Norway - 1.5%
Acta Holding ASA	718,500	2,285,753
DnB NOR ASA	1,271,400	15,780,403
Petrojarl ASA	136,700	900,513
Petroleum Geo-Services ASA (a)	136,700	7,709,266
Statoil ASA	409,000	11,598,596
TANDBERG ASA	731,400	6,052,009
TOTAL NORWAY		44,326,540
Russia - 0.2%
Vimpel Communications sponsored ADR (a)	93,700	4,293,334
South Africa - 0.4%
Nedbank Group Ltd.	554,158	8,733,592
Sasol Ltd. sponsored ADR	112,500	4,347,000
TOTAL SOUTH AFRICA		13,080,592
Spain - 2.0%
Banco Bilbao Vizcaya Argentaria SA	1,032,600	21,271,553
Banco Pastor SA	374,800	4,914,303
Banco Santander Central Hispano SA	722,700	10,565,876
Gestevision Telecinco SA	4,177	100,185
Telefonica SA	1,427,380	23,665,968
TOTAL SPAIN		60,517,885
Sweden - 0.9%
Alfa Laval AB	201,100	6,022,715
Gant Co. AB	4,500	117,885
Modern Times Group AB (MTG):
(B Shares) (a)	132,800	6,985,491
(Redemption Shares) (a)	132,800	562,900
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	374,600	12,376,784
TOTAL SWEDEN		26,065,775
Switzerland - 7.5%
ABB Ltd. (Reg.)	1,372,559	17,851,688
Compagnie Financiere Richemont unit	259,965	11,908,417
Credit Suisse Group (Reg.)	186,076	10,418,396
Nestle SA (Reg.)	36,526	11,473,198
Nobel Biocare Holding AG (Switzerland)	41,473	9,846,657
Novartis AG (Reg.)	844,379	45,528,916
Roche Holding AG (participation certificate)	269,254	44,512,256
Schindler Holding AG (Reg.)	123,000	6,509,693

	Shares	Value (Note 1)
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	16,436	$ 15,595,714
Syngenta AG sponsored ADR	399,200	10,602,752
UBS AG (Reg.)	344,851	37,830,155
TOTAL SWITZERLAND		222,077,842
Taiwan - 0.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	410,000	2,532,545
Thailand - 0.3%
Bangkok Bank Ltd. PCL (For. Reg.)	3,480,400	9,677,923
United Kingdom - 23.2%
Amvescap PLC	781,300	7,156,627
Anglo American PLC (United Kingdom)	348,800	14,308,829
AstraZeneca PLC (United Kingdom)	512,500	30,657,748
BAE Systems PLC	1,846,500	12,627,680
Barclays PLC	702,800	8,043,544
Benfield Group PLC	1,671,800	10,659,938
BG Group PLC	1,686,000	22,530,016
BHP Billiton PLC	973,395	18,885,595
BP PLC	6,803,706	78,934,357
British Land Co. PLC	737,900	17,237,208
Cable & Wireless PLC	2,972,200	6,321,817
Cadbury Schweppes PLC	1,111,500	10,720,866
Corin Group PLC	310,802	1,649,802
Diageo PLC	1,075,300	18,159,130
Eircom Group PLC	1,736,300	4,841,943
EMI Group PLC	2,802,300	15,743,344
Gallaher Group PLC	440,100	6,880,965
GlaxoSmithKline PLC	1,807,700	50,434,828
GlaxoSmithKline PLC sponsored ADR	80,300	4,480,740
Gyrus Group PLC (a)	1,844,500	11,727,014
HBOS PLC	342,000	5,945,933
HSBC Holdings PLC:
(Hong Kong) (Reg.)	996,400	17,606,388
(United Kingdom) (Reg.)	2,503,626	44,239,093
Informa PLC	919,700	7,335,697
Intec Telecom Systems PLC (a)	2,467,800	2,464,733
Intertek Group PLC	197,500	2,557,003
Jardine Lloyd Thompson Group PLC	877,073	6,034,548
Ladbrokes PLC	771,705	5,816,276
Lloyds TSB Group PLC	815,400	8,015,674
Man Group PLC	350,700	16,527,275
Marks & Spencer Group PLC	1,078,100	11,704,779
Mothercare PLC	738,900	4,441,556
NETeller PLC (a)	198,100	2,183,719
New Star Asset Management Ltd.	514,300	3,721,662
Pipex Communications PLC (a)	15,601,100	2,813,364
Prudential PLC	1,781,200	20,128,897
Reckitt Benckiser PLC	172,300	6,437,285
Reed Elsevier PLC	1,519,900	15,348,775
Reuters Group PLC	2,687,700	19,138,487
Rio Tinto PLC (Reg.)	270,606	14,187,194
Royal Bank of Scotland Group PLC	489,300	16,090,630
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Royal Dutch Shell PLC:
Class A sponsored ADR	567,000	$ 37,977,660
Class B	242,900	8,485,712
Smiths Group PLC	557,800	9,192,260
Vodafone Group PLC	12,850,700	27,371,956
Whatman PLC	1,429,900	8,376,997
WPP Group PLC	840,200	10,131,126
Xstrata PLC	105,300	3,992,531
TOTAL UNITED KINGDOM		690,269,201
United States of America - 1.3%
Estee Lauder Companies, Inc. Class A	327,200	12,652,824
Hexcel Corp. (a)	415,700	6,530,647
NTL, Inc.	374,750	9,331,275
Synthes, Inc.	92,918	11,210,965
TOTAL UNITED STATES OF AMERICA		39,725,711
TOTAL COMMON STOCKS (Cost $2,389,462,300)		2,795,423,653
Money Market Funds - 10.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.11% (b)	221,727,738	$ 221,727,738
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	80,062,227	80,062,227
TOTAL MONEY MARKET FUNDS (Cost $301,789,965)		301,789,965
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $2,691,252,265)		3,097,213,618
NET OTHER ASSETS - (4.2)%		(125,611,307)
NET ASSETS - 100%		$ 2,971,602,311
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,843,072
Fidelity Securities Lending Cash Central Fund	2,411,334
Total	$ 5,254,406
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $156,501,171 of which $109,194,861 and $47,306,310 will expire on December 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio

VIP Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $76,830,072) - See accompanying schedule: Unaffiliated issuers (cost $2,389,462,300)	$ 2,795,423,653
Affiliated Central Funds (cost $301,789,965)	301,789,965
Total Investments (cost $2,691,252,265)		$ 3,097,213,618
Receivable for investments sold		24,958,808
Receivable for fund shares sold		1,450,269
Dividends receivable		4,660,823
Interest receivable		940,292
Prepaid expenses		4,629
Other receivables		434,459
Total assets		3,129,662,898

Liabilities
Payable to custodian bank	$ 2,304,643
Payable for investments purchased	71,509,807
Payable for fund shares redeemed	1,706,666
Accrued management fee	1,711,764
Distribution fees payable	172,120
Other affiliated payables	337,874
Other payables and accrued expenses	255,486
Collateral on securities loaned, at value	80,062,227
Total liabilities		158,060,587

Net Assets		$ 2,971,602,311
Net Assets consist of:
Paid in capital		$ 2,375,670,305
Undistributed net investment income		37,346,252
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		152,633,494
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		405,952,260
Net Assets		$ 2,971,602,311

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,516,505,461 ÷ 70,867,524 shares)	$ 21.40

Service Class: Net Asset Value, offering price and redemption price per share ($337,882,077 ÷ 15,851,702 shares)	$ 21.32

Service Class 2: Net Asset Value, offering price and redemption price per share ($610,946,079 ÷ 28,776,586 shares)	$ 21.23

Initial Class R: Net Asset Value, offering price and redemption price per share ($230,114,618 ÷ 10,771,809 shares)	$ 21.36

Service Class R: Net Asset Value, offering price and redemption price per share ($131,709,298 ÷ 6,186,939 shares)	$ 21.29

Service Class 2R: Net Asset Value, offering price and redemption price per share ($60,237,019 ÷ 2,854,007 shares)	$ 21.11

Investor Class R: Net Asset Value, offering price and redemption price per share ($84,207,759 ÷ 3,941,743 shares)	$ 21.36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Overseas Portfolio
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 49,134,063
Interest		65,992
Income from affiliated Central Funds (including $2,411,334 from security lending)		5,254,406
		54,454,461
Less foreign taxes withheld		(4,489,941)
Total income		49,964,520

Expenses
Management fee	$ 10,639,981
Transfer agent fees	1,051,788
Distribution fees	1,017,440
Accounting and security lending fees	697,144
Independent trustees' compensation	5,619
Appreciation in deferred trustee compensation account	4,959
Custodian fees and expenses	444,478
Audit	40,095
Legal	19,450
Miscellaneous	107,580
Total expenses before reductions	14,028,534
Expense reductions	(1,534,037)	12,494,497
Net investment income (loss)		37,470,023
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $633,524)	323,676,816
Foreign currency transactions	294,907
Total net realized gain (loss)		323,971,723
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $266,914)	(211,054,847)
Assets and liabilities in foreign currencies	47,376
Total change in net unrealized appreciation (depreciation)		(211,007,471)
Net gain (loss)		112,964,252
Net increase (decrease) in net assets resulting from operations		$ 150,434,275

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,470,023	$ 24,787,096
Net realized gain (loss)	323,971,723	344,848,271
Change in net unrealized appreciation (depreciation)	(211,007,471)	65,476,773
Net increase (decrease) in net assets resulting from operations	150,434,275	435,112,140
Distributions to shareholders from net investment income	(24,249,132)	(14,837,058)
Distributions to shareholders from net realized gain	(17,825,284)	(12,260,637)
Total distributions	(42,074,416)	(27,097,695)
Share transactions - net increase (decrease)	102,854,205	(27,675,205)
Redemption fees	40,201	31,974
Total increase (decrease) in net assets	211,254,265	380,371,214

Net Assets
Beginning of period	2,760,348,046	2,379,976,832
End of period (including undistributed net investment income of $37,346,252 and undistributed net investment income of $24,125,361, respectively)	$ 2,971,602,311	$ 2,760,348,046

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 20.60	$ 17.51	$ 15.59	$ 10.98	$ 13.88	$ 20.00
Income from Investment Operations
Net investment income (loss) E	.28	.20	.13	.11	.10	.14
Net realized and unrealized gain (loss)	.84	3.10	1.97	4.60	(2.90)	(3.86)
Total from investment operations	1.12	3.30	2.10	4.71	(2.80)	(3.72)
Distributions from net investment income	(.19)	(.12)	(.18)	(.10)	(.10)	(.93)
Distributions from net realized gain	(.13)	(.09)	-	-	-	(1.47)
Total distributions	(.32)	(.21)	(.18)	(.10)	(.10)	(2.40)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	-
Net asset value, end of period	$ 21.40	$ 20.60	$ 17.51	$ 15.59	$ 10.98	$ 13.88
Total Return B, C, D	5.47%	19.06%	13.57%	43.37%	(20.28)%	(21.21)%
Ratios to Average Net Assets F
Expenses before reductions	.87% A	.89%	.91%	.90%	.90%	.92%
Expenses net of fee waivers, if any	.87% A	.89%	.91%	.90%	.90%	.92%
Expenses net of all reductions	.77% A	.82%	.87%	.86%	.86%	.87%
Net investment income (loss)	1.30% H	1.11%	.80%	.87%	.79%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,516,505	$ 1,549,179	$ 1,491,485	$ 1,436,137	$ 1,031,489	$ 1,496,873
Portfolio turnover rate	165% A	92%	84%	99%	77%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share. H Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 20.52	$ 17.44	$ 15.53	$ 10.94	$ 13.83	$ 19.94
Income from Investment Operations
Net investment income (loss) E	.27	.18	.11	.09	.09	.12
Net realized and unrealized gain (loss)	.83	3.09	1.97	4.59	(2.89)	(3.84)
Total from investment operations	1.10	3.27	2.08	4.68	(2.80)	(3.72)
Distributions from net investment income	(.17)	(.10)	(.17)	(.09)	(.09)	(.92)
Distributions from net realized gain	(.13)	(.09)	-	-	-	(1.47)
Total distributions	(.30)	(.19)	(.17)	(.09)	(.09)	(2.39)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	-
Net asset value, end of period	$ 21.32	$ 20.52	$ 17.44	$ 15.53	$ 10.94	$ 13.83
Total Return B, C, D	5.39%	18.97%	13.49%	43.20%	(20.34)%	(21.27)%
Ratios to Average Net Assets F
Expenses before reductions	.97% A	.99%	1.01%	1.00%	1.00%	1.03%
Expenses net of fee waivers, if any	.97% A	.99%	1.01%	1.00%	1.00%	1.03%
Expenses net of all reductions	.87% A	.92%	.97%	.96%	.96%	.97%
Net investment income (loss)	1.25% H	1.02%	.69%	.77%	.69%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 337,882	$ 329,759	$ 322,649	$ 246,632	$ 177,322	$ 240,525
Portfolio turnover rate	165% A	92%	84%	99%	77%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share. H Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 20.43	$ 17.39	$ 15.50	$ 10.90	$ 13.81	$ 19.91
Income from Investment Operations
Net investment income (loss) E	.25	.14	.08	.08	.07	.10
Net realized and unrealized gain (loss)	.83	3.08	1.97	4.58	(2.88)	(3.80)
Total from investment operations	1.08	3.22	2.05	4.66	(2.81)	(3.70)
Distributions from net investment income	(.15)	(.09)	(.16)	(.06)	(.10)	(.93)
Distributions from net realized gain	(.13)	(.09)	-	-	-	(1.47)
Total distributions	(.28)	(.18)	(.16)	(.06)	(.10)	(2.40)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	-
Net asset value, end of period	$ 21.23	$ 20.43	$ 17.39	$ 15.50	$ 10.90	$ 13.81
Total Return B, C, D	5.33%	18.72%	13.31%	43.04%	(20.46)%	(21.20)%
Ratios to Average Net Assets F
Expenses before reductions	1.12% A	1.14%	1.16%	1.16%	1.16%	1.18%
Expenses net of fee waivers, if any	1.12% A	1.14%	1.16%	1.16%	1.16%	1.18%
Expenses net of all reductions	1.02% A	1.07%	1.12%	1.12%	1.12%	1.12%
Net investment income (loss)	1.17% H	.79%	.54%	.61%	.53%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 610,946	$ 502,801	$ 319,708	$ 140,822	$ 47,824	$ 48,843
Portfolio turnover rate	165% A	92%	84%	99%	77%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share. H Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

Financial Highlights - Initial Class R

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period	$ 20.57	$ 17.49	$ 15.57	$ 10.98	$ 14.05
Income from Investment Operations
Net investment income (loss) E	.28	.19	.12	.11	.06
Net realized and unrealized gain (loss)	.83	3.10	1.98	4.59	(3.13)
Total from investment operations	1.11	3.29	2.10	4.70	(3.07)
Distributions from net investment income	(.19)	(.12)	(.18)	(.11)	-
Distributions from net realized gain	(.13)	(.09)	-	-	-
Total distributions	(.32)	(.21)	(.18)	(.11)	-
Redemption fees added to paid in capital E, G	-	-	-	-	-
Net asset value, end of period	$ 21.36	$ 20.57	$ 17.49	$ 15.57	$ 10.98
Total Return B, C, D	5.44%	19.05%	13.59%	43.32%	(21.85)%
Ratios to Average Net Assets F
Expenses before reductions	.87% A	.89%	.91%	.90%	.91% A
Expenses net of fee waivers, if any	.87% A	.89%	.91%	.90%	.91% A
Expenses net of all reductions	.77% A	.82%	.87%	.86%	.87% A
Net investment income (loss)	1.30% I	1.08%	.79%	.87%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 230,115	$ 184,245	$ 132,064	$ 39,466	$ 15,649
Portfolio turnover rate	165% A	92%	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of long-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share. H For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. I Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio

Financial Highlights - Service Class R

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period	$ 20.50	$ 17.43	$ 15.52	$ 10.94	$ 14.01
Income from Investment Operations
Net investment income (loss) E	.27	.17	.11	.10	.05
Net realized and unrealized gain (loss)	.82	3.09	1.97	4.58	(3.12)
Total from investment operations	1.09	3.26	2.08	4.68	(3.07)
Distributions from net investment income	(.17)	(.10)	(.17)	(.10)	-
Distributions from net realized gain	(.13)	(.09)	-	-	-
Total distributions	(.30)	(.19)	(.17)	(.10)	-
Redemption fees added to paid in capital E, G	-	-	-	-	-
Net asset value, end of period	$ 21.29	$ 20.50	$ 17.43	$ 15.52	$ 10.94
Total Return B, C, D	5.38%	18.92%	13.50%	43.25%	(21.91)%
Ratios to Average Net Assets F
Expenses before reductions	.97% A	.99%	1.01%	1.00%	1.01% A
Expenses net of fee waivers, if any	.97% A	.99%	1.01%	1.00%	1.01% A
Expenses net of all reductions	.87% A	.92%	.96%	.96%	.97% A
Net investment income (loss)	1.25% I	.96%	.70%	.77%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 131,709	$ 115,449	$ 86,509	$ 56,141	$ 17,997
Portfolio turnover rate	165% A	92%	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share. H For the period ended April 24, 2002 (commencement of sale of shares) to December 31, 2002. I Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period	$ 20.32	$ 17.30	$ 15.42	$ 10.90	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.25	.14	.08	.08	.04
Net realized and unrealized gain (loss)	.83	3.07	1.96	4.55	(3.10)
Total from investment operations	1.08	3.21	2.04	4.63	(3.06)
Distributions from net investment income	(.16)	(.10)	(.16)	(.11)	-
Distributions from net realized gain	(.13)	(.09)	-	-	-
Total distributions	(.29)	(.19)	(.16)	(.11)	-
Redemption fees added to paid in capital E, G	-	-	-	-	-
Net asset value, end of period	$ 21.11	$ 20.32	$ 17.30	$ 15.42	$ 10.90
Total Return B, C, D	5.34%	18.74%	13.32%	43.00%	(21.92)%
Ratios to Average Net Assets F
Expenses before reductions	1.12% A	1.14%	1.16%	1.15%	1.17% A
Expenses net of fee waivers, if any	1.12% A	1.14%	1.16%	1.15%	1.17% A
Expenses net of all reductions	1.02% A	1.07%	1.11%	1.11%	1.14% A
Net investment income (loss)	1.17% I	.77%	.55%	.62%	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,237	$ 49,373	$ 27,562	$ 7,072	$ 1,616
Portfolio turnover rate	165% A	92%	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share. H For the period ended April 24, 2002 (commencement of sale of shares) to December 31, 2002. I Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 20.59	$ 17.69
Income from Investment Operations
Net investment income (loss) E	.26	.02
Net realized and unrealized gain (loss)	.84	2.88
Total from investment operations	1.10	2.90
Distributions from net investment income	(.20)	-
Distributions from net realized gain	(.13)	-
Total distributions	(.33)	-
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 21.36	$ 20.59
Total Return B, C, D	5.37%	16.39%
Ratios to Average Net Assets G
Expenses before reductions	1.00% A	1.07% A
Expenses net of fee waivers, if any	1.00% A	1.07% A
Expenses net of all reductions	.90% A	1.00% A
Net investment income (loss)	1.23% I	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,208	$ 29,544
Portfolio turnover rate	165% A	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year. J Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Equity-Income Portfolio, VIP Growth Portfolio, and VIP Overseas Portfolio (the Funds) are funds of Variable Insurance Products Fund. VIP Contrafund Portfolio and VIP Index 500 Portfolio (the Funds) are funds of Variable Insurance Products Fund II. VIP Growth & Income Portfolio, VIP Mid Cap Portfolio, and VIP Growth Opportunities Portfolio (the Funds) are funds of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund (excluding VIP Index 500 Portfolio and VIP Overseas Portfolio which do not offer Investor Class shares) offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. VIP Equity-Income Portfolio, VIP Growth Portfolio and VIP Contrafund Portfolio also offer Service Class 2R shares. VIP Overseas Portfolio offers Initial Class R, Service Class R, Service Class 2R and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent (except for classes of VIP Index 500 Portfolio which do not pay transfer agent fees) and distribution and service plan fees incurred. Certain expense reductions also differ by class.

Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Certain Funds may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Prior to July 1, 2006, deferred amounts were treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and were marked-to-market. Effective July 1, 2006, deferred amounts will be directly invested in a cross-section of Fidelity funds. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP Contrafund	$ 13,939,554,767	$ 4,996,203,567	$ (177,347,760)	$ 4,818,855,807
VIP Equity-Income	8,242,973,622	3,111,279,174	(474,927,088)	2,636,352,086
VIP Growth	6,289,105,490	1,394,083,056	(262,077,970)	1,132,005,086
VIP Growth & Income	1,487,904,048	136,733,406	(53,258,556)	83,474,850
VIP Growth Opportunities	535,294,468	82,473,330	(34,032,860)	48,440,470
VIP Index 500	1,656,924,755	1,248,502,350	(154,255,671)	1,094,246,679
VIP Mid Cap	5,806,770,574	1,249,201,304	(152,882,810)	1,096,318,494
VIP Overseas	2,705,208,631	486,141,900	(94,136,913)	392,004,987

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109(FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the applicable fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the

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2. Operating Policies - continued

Repurchase Agreements - continued

principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. Certain Funds may use futures contracts to manage their exposure to the stock market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable Fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable Fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
VIP Contrafund	6,959,089,312	6,378,846,229
VIP Equity-Income	1,056,452,346	1,527,484,468
VIP Growth	3,539,898,441	4,378,926,214
VIP Growth & Income	973,441,607	1,012,846,309
VIP Growth Opportunities	447,442,588	558,692,896
VIP Index 500	99,915,245	270,458,979
VIP Mid Cap	4,500,292,112	4,287,996,554
VIP Overseas	2,410,822,480	2,343,070,900

Securities delivered on an in-kind basis for VIP Growth aggregated $522,515,707. Realized gain (loss) of $202,137,737 on securities delivered on an in-kind basis is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee.

For all Funds except VIP Index 500, the management fee is the sum of an individual fund fee rate applied to the average net assets of each Fund and a group fee rate. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .45% of the Fund's average net assets for VIP Overseas, .30% for VIP Contrafund, VIP Growth, VIP Growth Opportunities, and VIP Mid Cap, and .20% for VIP Equity-Income and VIP Growth & Income. The group fee rate averaged .27% during the period.

Management Fee and Expense Contract. For VIP Index 500, the management fee is based on an annual rate of .10% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. In addition, under an expense contract, FMR pays class-level expenses except distribution and service fees so that total expenses do not exceed .10% of each class' average net assets plus the distribution and service fee applicable to each class, with certain exceptions.

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

For the period each Fund's total annualized management fee rate, expressed as a percentage of each Fund's average net assets, was as follows:

VIP Contrafund	.57%
VIP Equity-Income	.47%
VIP Growth	.57%
VIP Growth & Income	.47%
VIP Growth Opportunities	.57%
VIP Index 500.10%
VIP Mid Cap	.57%
VIP Overseas	.72%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for VIP Index 500. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class and Service Class R's average net assets and .25% of Service Class 2 and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Service Class R	Service Class 2R
VIP Contrafund	$ 1,321,947	$ 4,833,742	$ -	$ 28,391
VIP Equity-Income	541,167	2,295,018	-	13,036
VIP Growth	515,657	977,280	-	6,856
VIP Growth & Income	192,693	774,049	-	-
VIP Growth Opportunities	94,228	73,179	-	-
VIP Index 500	14,440	212,578	-	-
VIP Mid Cap	531,752	5,092,803	-	-
VIP Overseas	171,456	708,331	65,322	72,331

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of the Investor Class, Investor Class R and each class of VIP Index 500) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of ..07% of their month end net assets. Under an expense contract, each class of VIP Index 500 does not pay transfer agent fees. Investor Class and Investor Class R pay a monthly asset-based transfer agent fee of .18% of its month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

VIP Contrafund
Initial Class	$ 3,822,288
Service Class	882,033
Service Class 2	1,321,292
Service Class 2R	7,664
Investor Class	156,288
$ 6,189,565
VIP Equity-Income
Initial Class	$ 2,619,352
Service Class	358,646
Service Class 2	622,319
Service Class 2R	3,474
Investor Class	63,092
$ 3,666,883
VIP Growth
Initial Class	$ 2,130,167
Service Class	342,402
Service Class 2	266,032
Service Class 2R	1,822
Investor Class	39,186
$ 2,779,609

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4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

VIP Growth & Income
Initial Class	$ 200,975
Service Class	128,720
Service Class 2	209,782
Investor Class	19,483
$ 558,960
VIP Growth Opportunities
Initial Class	$ 125,796
Service Class	64,588
Service Class 2	23,750
Investor Class	5,084
$ 219,218
VIP Mid Cap
Initial Class	$ 475,953
Service Class	356,794
Service Class 2	1,379,892
Investor Class	88,141
$ 2,300,780
VIP Overseas
Initial Class	$ 541,839
Service Class	116,061
Service Class 2	194,616
Initial Class R	75,037
Service Class R	43,659
Service Class 2R	19,426
Investor Class R	61,150
$ 1,051,788

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. Under the terms of the management contract, FMR pays these fees for VIP Index 500.

Affiliated Central Funds. Certain Funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
VIP Contrafund	$ 30,193
VIP Equity-Income	4,476
VIP Growth	27,366
VIP Growth & Income	11,438
VIP Growth Opportunities	3,118
VIP Mid Cap	113,695
VIP Overseas	675

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Equity-Income	Borrower	$ 9,834,902	4.77%	$ 53,408
VIP Growth	Borrower	19,673,111	4.96%	24,410
VIP Index 500	Borrower	8,763,455	4.59%	12,296

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

VIP Contrafund	$ 25,348
VIP Equity-Income	16,111
VIP Growth	13,048
VIP Growth & Income	2,400
VIP Growth Opportunities	992
VIP Index 500	4,244
VIP Mid Cap	8,808
VIP Overseas	4,071

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from affiliated central funds.

7. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate
VIP Contrafund	$ 120,240,000	5.31%
VIP Equity-Income	6,306,333	5.27%

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian,

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8. Expense Reductions - continued

credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangement	Custody expense reduction	Miscellaneous expense reduction
VIP Contrafund	$ 941,727	$ 8,245	$ -
VIP Equity-Income	193,508	1,217	-
VIP Growth	524,044	1,202	-
VIP Growth & Income	38,500	1,287	-
VIP Growth Opportunities	256,207	-	-
VIP Index 500	-	-	2,444
VIP Mid Cap	658,799	19,496	-
VIP Overseas	1,527,540	6,497	-

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Contrafund	11%	2	32%
VIP Equity-Income	12%	2	36%
VIP Growth	12%	2	35%
VIP Growth & Income	19%	1	52%
VIP Growth Opportunities	21%	1	40%
VIP Index 500	33%	-	-
VIP Mid Cap	15%	1	30%
VIP Overseas	15%	2	39%

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A
VIP Contrafund
From net investment income
Initial Class	$ 58,946,784	$ 27,596,709
Service Class	11,374,846	4,430,034
Service Class 2	13,554,670	2,265,082
Service Class 2R	91,830	15,411
Investor Class	670,834	-
Total	$ 84,638,964	$ 34,307,236
From net realized gain
Initial Class	$ 104,235,166	$ 1,724,794
Service Class	23,903,662	402,730
Service Class 2	32,757,120	323,583
Service Class 2R	204,851	1,541
Investor Class	1,111,668	-
Total	$ 162,212,467	$ 2,452,648

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Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

	Six months ended June 30, 2006	Year ended December 31, 2005 A
VIP Equity-Income
From net investment income
Initial Class	$ 134,846,596	$ 137,602,640
Service Class	17,470,661	17,563,270
Service Class 2	27,087,115	20,698,826
Service Class 2R	157,721	94,385
Investor Class	843,731	-
Total	$ 180,405,824	$ 175,959,121
From net realized gain
Initial Class	$ 405,144,480	$ 302,386,049
Service Class	55,739,729	40,600,805
Service Class 2	92,358,102	51,172,097
Service Class 2R	523,133	224,007
Investor Class	2,473,961	-
Total	$ 556,239,405	$ 394,382,958
VIP Growth
From net investment income
Initial Class	$ 25,469,432	$ 36,754,599
Service Class	2,969,186	4,880,141
Service Class 2	1,415,183	2,179,216
Service Class 2R	11,992	8,042
Investor Class	123,218	-
Total	$ 29,989,011	$ 43,821,998
VIP Growth & Income
From net investment income
Initial Class	$ 5,438,318	$ 10,102,093
Service Class	3,160,972	5,620,334
Service Class 2	4,341,827	6,984,273
Investor Class	112,567	-
Total	$ 13,053,684	$ 22,706,700
From net realized gain
Initial Class	$ 15,195,299	$ -
Service Class	9,845,652	-
Service Class 2	15,713,278	-
Investor Class	301,237	-
Total	$ 41,055,466	$ -
VIP Growth Opportunities
From net investment income
Initial Class	$ 2,655,348	$ 4,113,187
Service Class	1,170,776	1,676,409
Service Class 2	271,802	395,224
Investor Class	31,480	-
Total	$ 4,129,406	$ 6,184,820
VIP Index 500
From net investment income
Initial Class	$ 45,574,056	$ 47,629,866
Service Class	458,108	396,447
Service Class 2	2,518,157	1,749,708
Total	$ 48,550,321	$ 49,776,021

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10. Distributions to Shareholders - continued

	Six months ended June 30, 2006	Year ended December 31, 2005 A
VIP Mid Cap
From net investment income
Initial Class	$ 4,750,962	$ -
Service Class	2,713,194	-
Service Class 2	6,828,025	-
Investor Class	253,382	-
Total	$ 14,545,563	$ -
From net realized gain
Initial Class	$ 160,864,588	$ 16,950,069
Service Class	122,489,425	13,863,435
Service Class 2	455,271,711	38,923,759
Investor Class	7,898,377	-
Total	$ 746,524,101	$ 69,737,263
VIP Overseas
From net investment income
Initial Class	$ 14,091,669	$ 9,625,631
Service Class	2,672,527	1,847,002
Service Class 2	3,822,324	1,745,414
Initial Class R	1,834,008	965,865
Service Class R	1,035,719	492,968
Service Class 2R	404,891	160,178
Investor Class R	387,994	-
Total	$ 24,249,132	$ 14,837,058
From net realized gain
Initial Class	$ 9,796,346	$ 7,533,103
Service Class	2,080,411	1,662,302
Service Class 2	3,312,681	1,745,414
Initial Class R	1,261,487	724,399
Service Class R	778,286	443,671
Service Class 2R	337,410	151,748
Investor Class R	258,663	-
Total	$ 17,825,284	$ 12,260,637

A Distributions for Investor Class and Investor Class R are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
VIP Contrafund
Initial Class
Shares sold	13,595,688	40,419,583	$ 435,092,294	$ 1,135,988,432
Reinvestment of distributions	5,248,696	1,094,903	163,181,950	29,321,503
Shares redeemed	(22,113,558)	(26,717,231)	(703,614,979)	(748,214,024)
Net increase (decrease)	(3,269,174)	14,797,255	$ (105,340,735)	$ 417,095,911
Service Class
Shares sold	6,112,766	13,881,593	$ 194,983,169	$ 390,402,116
Reinvestment of distributions	1,138,016	180,935	35,278,508	4,832,764
Shares redeemed	(4,938,251)	(12,721,990)	(156,448,616)	(341,955,975)
Net increase (decrease)	2,312,531	1,340,538	$ 73,813,061	$ 53,278,905

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
VIP Contrafund - continued
Service Class 2
Shares sold	38,767,070	49,771,629	$ 1,222,254,837	$ 1,404,920,897
Reinvestment of distributions	1,505,096	97,538	46,311,790	2,588,665
Shares redeemed	(7,262,939)	(6,228,028)	(227,802,075)	(172,711,539)
Net increase (decrease)	33,009,227	43,641,139	$ 1,040,764,552	$ 1,234,798,023
Service Class 2R
Shares sold	231,255	476,311	$ 7,251,270	$ 13,422,433
Reinvestment of distributions	9,670	640	296,681	16,952
Shares redeemed	(146,964)	(106,287)	(4,577,093)	(2,956,035)
Net increase (decrease)	93,961	370,664	$ 2,970,858	$ 10,483,350
Investor Class
Shares sold	4,180,035	2,862,608	$ 133,035,340	$ 86,146,173
Reinvestment of distributions	57,426	-	1,782,502	-
Shares redeemed	(114,327)	(2,580)	(3,674,750)	(77,240)
Net increase (decrease)	4,123,134	2,860,028	$ 131,143,092	$ 86,068,933
VIP Equity-Income
Initial Class
Shares sold	3,839,226	9,995,592	$ 96,843,423	$ 243,588,116
Reinvestment of distributions	22,240,160	18,234,094	539,991,076	439,988,689
Shares redeemed	(28,768,916)	(61,778,854)	(726,539,912)	(1,504,207,375)
Net increase (decrease)	(2,689,530)	(33,549,168)	$ (89,705,413)	$ (820,630,570)
Service Class
Shares sold	971,404	1,664,065	$ 24,253,794	$ 40,334,290
Reinvestment of distributions	3,023,973	2,417,459	73,210,390	58,164,074
Shares redeemed	(4,066,015)	(7,864,758)	(102,209,268)	(190,937,287)
Net increase (decrease)	(70,638)	(3,783,234)	$ (4,745,084)	$ (92,438,923)
Service Class 2
Shares sold	7,622,309	15,407,445	$ 189,522,765	$ 370,175,387
Reinvestment of distributions	4,974,811	3,009,670	119,445,217	71,870,922
Shares redeemed	(4,302,833)	(6,593,873)	(107,259,782)	(158,371,244)
Net increase (decrease)	8,294,287	11,823,242	$ 201,708,200	$ 283,675,065
Service Class 2R
Shares sold	102,796	229,939	$ 2,550,417	$ 5,501,232
Reinvestment of distributions	28,488	13,378	680,853	318,391
Shares redeemed	(84,414)	(83,085)	(2,095,562)	(1,983,529)
Net increase (decrease)	46,870	160,232	$ 1,135,708	$ 3,836,094
Investor Class
Shares sold	2,051,820	1,480,945	$ 51,613,559	$ 36,874,007
Reinvestment of distributions	136,756	-	3,317,692	-
Shares redeemed	(150,995)	(9,091)	(3,852,397)	(229,256)
Net increase (decrease)	2,037,581	1,471,854	$ 51,078,854	$ 36,644,751
VIP Growth
Initial Class
Shares sold	2,079,870	5,020,349	$ 71,758,278	$ 159,510,141
Reinvestment of distributions	750,646	1,168,668	25,469,432	36,754,598
Shares redeemed	(29,656,759)	(50,113,556)	(1,028,155,089)	(1,589,683,859)
Net increase (decrease)	(26,826,243)	(43,924,539)	$ (930,927,379)	$(1,393,419,120)
Service Class
Shares sold	528,193	1,583,330	$ 18,173,248	$ 49,875,519
Reinvestment of distributions	87,794	155,666	2,969,186	4,880,142
Shares redeemed	(5,906,596)	(10,974,628)	(204,451,905)	(341,802,898)
Net increase (decrease)	(5,290,609)	(9,235,632)	$ (183,309,471)	$ (287,047,237)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
VIP Growth - continued
Service Class 2
Shares sold	2,309,860	4,801,863	$ 78,602,663	$ 150,862,050
Reinvestment of distributions	42,144	69,981	1,415,183	2,179,216
Shares redeemed	(10,740,225)	(4,718,596)	(372,089,923)	(147,633,784)
Net increase (decrease)	(8,388,221)	153,248	$ (292,072,077)	$ 5,407,482
Service Class 2R
Shares sold	41,258	97,483	$ 1,409,079	$ 3,094,057
Reinvestment of distributions	358	259	11,992	8,042
Shares redeemed	(42,943)	(19,254)	(1,439,078)	(605,298)
Net increase (decrease)	(1,327)	78,488	$ (18,007)	$ 2,496,801
Investor Class
Shares sold	963,148	720,556	$ 33,058,468	$ 23,727,387
Reinvestment of distributions	3,637	-	123,218	-
Shares redeemed	(122,230)	(2,747)	(4,166,792)	(89,995)
Net increase (decrease)	844,555	717,809	$ 29,014,894	$ 23,637,392
VIP Growth & Income
Initial Class
Shares sold	1,159,301	2,834,273	$ 17,152,765	$ 39,200,777
Reinvestment of distributions	1,423,008	741,166	20,633,617	10,102,093
Shares redeemed	(6,035,870)	(13,127,442)	(89,522,954)	(181,187,562)
Net increase (decrease)	(3,453,561)	(9,552,003)	$ (51,736,572)	$ (131,884,692)
Service Class
Shares sold	157,698	434,637	$ 2,335,758	$ 5,919,559
Reinvestment of distributions	901,985	414,785	13,006,624	5,620,334
Shares redeemed	(1,815,642)	(3,644,857)	(26,656,830)	(50,018,197)
Net increase (decrease)	(755,959)	(2,795,435)	$ (11,314,448)	$ (38,478,304)
Service Class 2
Shares sold	1,968,403	4,647,860	$ 28,819,228	$ 63,603,372
Reinvestment of distributions	1,402,455	519,277	20,055,105	6,984,273
Shares redeemed	(1,945,984)	(2,412,711)	(28,380,740)	(33,058,649)
Net increase (decrease)	1,424,874	2,754,426	$ 20,493,593	$ 37,528,996
Investor Class
Shares sold	1,575,825	662,399	$ 23,161,558	$ 9,527,602
Reinvestment of distributions	28,578	-	413,804	-
Shares redeemed	(168,144)	(13,577)	(2,487,140)	(198,054)
Net increase (decrease)	1,436,259	648,822	$ 21,088,222	$ 9,329,548
VIP Growth Opportunities
Initial Class
Shares sold	332,844	2,043,068	$ 5,787,969	$ 32,630,211
Reinvestment of distributions	156,105	259,671	2,655,348	4,113,187
Shares redeemed	(4,026,781)	(7,829,217)	(69,262,938)	(126,275,246)
Net increase (decrease)	(3,537,832)	(5,526,478)	$ (60,819,621)	$ (89,531,848)
Service Class
Shares sold	998,917	1,133,176	$ 17,163,338	$ 18,609,478
Reinvestment of distributions	68,829	105,834	1,170,776	1,676,409
Shares redeemed	(2,640,133)	(2,911,194)	(45,841,650)	(46,797,036)
Net increase (decrease)	(1,572,387)	(1,672,184)	$ (27,507,536)	$ (26,511,149)
Service Class 2
Shares sold	502,311	586,782	$ 8,658,701	$ 9,623,165
Reinvestment of distributions	16,054	25,062	271,802	395,224
Shares redeemed	(691,028)	(922,792)	(11,885,439)	(14,688,498)
Net increase (decrease)	(172,663)	(310,948)	$ (2,954,936)	$ (4,670,109)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
VIP Growth Opportunities - continued
Investor Class
Shares sold	146,414	260,971	$ 2,476,016	$ 4,346,383
Reinvestment of distributions	1,853	-	31,480	-
Shares redeemed	(90,308)	(9,747)	(1,542,801)	(167,335)
Net increase (decrease)	57,959	251,224	$ 964,695	$ 4,179,048
VIP Index 500
Initial Class
Shares sold	438,723	1,147,551	$ 63,364,093	$ 156,365,229
Reinvestment of distributions	321,397	353,180	45,574,056	47,629,866
Shares redeemed	(1,675,641)	(3,050,219)	(242,275,254)	(415,532,468)
Net increase (decrease)	(915,521)	(1,549,488)	$ (133,337,105)	$ (211,537,373)
Service Class
Shares sold	23,514	41,683	$ 3,404,157	$ 5,655,385
Reinvestment of distributions	3,238	2,945	458,108	396,447
Shares redeemed	(9,036)	(21,485)	(1,300,254)	(2,921,334)
Net increase (decrease)	17,716	23,143	$ 2,562,011	$ 3,130,498
Service Class 2
Shares sold	255,305	540,862	$ 36,574,328	$ 72,886,987
Reinvestment of distributions	17,882	13,056	2,518,157	1,749,708
Shares redeemed	(157,517)	(218,660)	(22,445,584)	(29,570,470)
Net increase (decrease)	115,670	335,258	$ 16,646,901	$ 45,066,225
VIP Mid Cap
Initial Class
Shares sold	4,820,707	8,278,806	$ 165,741,344	$ 262,377,760
Reinvestment of distributions	5,122,659	562,378	165,615,550	16,950,069
Shares redeemed	(3,825,179)	(4,945,419)	(127,313,164)	(156,829,367)
Net increase (decrease)	6,118,187	3,895,765	$ 204,043,730	$ 122,498,462
Service Class
Shares sold	1,679,959	2,901,802	$ 57,151,673	$ 90,813,964
Reinvestment of distributions	3,889,488	461,807	125,202,619	13,863,435
Shares redeemed	(1,768,494)	(2,267,171)	(59,680,217)	(70,846,869)
Net increase (decrease)	3,800,953	1,096,438	$ 122,674,075	$ 33,830,530
Service Class 2
Shares sold	21,905,237	32,986,707	$ 736,325,902	$ 1,030,668,046
Reinvestment of distributions	14,476,809	1,305,290	462,099,736	38,923,759
Shares redeemed	(6,548,562)	(5,764,389)	(217,635,963)	(179,268,926)
Net increase (decrease)	29,833,484	28,527,608	$ 980,789,675	$ 890,322,879
Investor Class
Shares sold	2,127,114	1,448,928	$ 72,463,066	$ 48,632,982
Reinvestment of distributions	252,531	-	8,151,693	-
Shares redeemed	(132,980)	(2,028)	(4,509,797)	(69,529)
Net increase (decrease)	2,246,665	1,446,900	$ 76,104,962	$ 48,563,453
VIP Overseas
Initial Class
Shares sold	5,146,069	7,401,949	$ 110,358,555	$ 132,174,303
Reinvestment of distributions	1,151,230	1,002,262	23,888,015	17,158,734
Shares redeemed	(10,616,318)	(18,372,431)	(230,921,429)	(325,484,696)
Net increase (decrease)	(4,319,019)	(9,968,220)	$ (96,674,859)	$ (176,151,659)
Service Class
Shares sold	1,362,953	2,681,647	$ 28,862,329	$ 47,720,466
Reinvestment of distributions	229,833	205,704	4,752,938	3,509,304
Shares redeemed	(1,814,717)	(5,311,978)	(38,823,193)	(91,468,586)
Net increase (decrease)	(221,931)	(2,424,627)	$ (5,207,926)	$ (40,238,816)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
VIP Overseas - continued
Service Class 2
Shares sold	5,361,395	7,706,445	$ 116,027,110	$ 135,627,664
Reinvestment of distributions	346,191	205,102	7,135,005	3,490,828
Shares redeemed	(1,537,154)	(1,690,309)	(32,318,600)	(30,166,445)
Net increase (decrease)	4,170,432	6,221,238	$ 90,843,515	$ 108,952,047
Initial Class R
Shares sold	2,308,429	2,614,989	$ 49,742,723	$ 46,966,500
Reinvestment of distributions	149,396	98,846	3,095,495	1,690,264
Shares redeemed	(642,210)	(1,307,426)	(13,512,863)	(22,938,002)
Net increase (decrease)	1,815,615	1,406,409	$ 39,325,355	$ 25,718,762
Service Class R
Shares sold	850,306	1,192,156	$ 18,134,840	$ 21,053,947
Reinvestment of distributions	87,845	54,935	1,814,005	936,639
Shares redeemed	(384,061)	(578,793)	(8,292,070)	(10,225,074)
Net increase (decrease)	554,090	668,298	$ 11,656,775	$ 11,765,512
Service Class 2R
Shares sold	632,652	998,545	$ 13,354,025	$ 17,565,601
Reinvestment of distributions	36,227	18,435	742,301	311,926
Shares redeemed	(244,473)	(180,588)	(5,169,795)	(3,145,256)
Net increase (decrease)	424,406	836,392	$ 8,926,531	$ 14,732,271
Investor Class R
Shares sold	2,630,331	1,438,624	$ 56,519,137	$ 27,620,203
Reinvestment of distributions	31,194	-	646,657	-
Shares redeemed	(154,537)	(3,869)	(3,180,980)	(73,525)
Net increase (decrease)	2,506,988	1,434,755	$ 53,984,814	$ 27,546,678

A Share transactions for Investor Class and Investor Class R are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Contrafund Portfolio
VIP Equity-Income Portfolio
VIP Growth Portfolio
VIP Growth & Income Portfolio
VIP Growth Opportunities Portfolio
VIP Mid Cap Portfolio
VIP Overseas Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for each fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for each fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to each fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for each fund to access the research and investment advisory support services supplied by FRAC at no additional expense to each fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under each fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of each fund's assets; (iii) the nature or level of services provided under each fund's management contract or sub-advisory agreements; (iv) the day-to-day management of each fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of each Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of each fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which each fund will not bear any additional management fees or expenses and under which each fund's portfolio manager would not change, it did not consider each fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund's Agreement is fair and reasonable, and that each fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Contrafund, Equity-Income, Growth,
Growth & Income, Growth Opportunities,
Index 500, Mid Cap, and Overseas Portfolios

Fidelity Management & Research (U.K.) Inc.
Contrafund, Equity-Income, Growth,
Growth & Income, Growth Opportunities,
Mid Cap, and Overseas Portfolios

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Contrafund, Equity-Income, Growth,
Growth & Income, Growth Opportunities,
Mid Cap, and Overseas Portfolios

Fidelity International Investment Advisors
Contrafund, Equity-Income, Growth,
Growth & Income, Growth Opportunities,
Mid Cap, and Overseas Portfolios

Fidelity International Investment Advisors (U.K.) Limited
Contrafund, Equity-Income, Growth,
Growth & Income, Growth Opportunities,
Mid Cap, and Overseas Portfolios

Fidelity Investments Japan Limited
Contrafund, Equity-Income, Growth,
Growth & Income, Growth Opportunities,
Mid Cap, and Overseas Portfolios

Geode Capital Management, LLC
Index 500 Portfolio

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank, New York, NY
Growth & Income and Overseas Portfolios

Brown Brothers Harriman & Co., Boston, MA
Contrafund and Mid Cap Portfolios

Mellon Bank, N.A., Pittsburgh, PA
Growth, Growth Opportunities, and Index 500 Portfolios

The Northern Trust Company, Chicago, IL
Equity-Income Portfolio

VIPGRP1-SANN-0806
1.803533.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II: Index 500 Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II: Index 500 Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 17, 2006